John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 98.4%		$176,277,260
(Cost $161,179,600)
Australia 0.0%		50,517
MMG, Ltd. (A)	176,000	50,517
Belgium 0.0%		50,834
Titan Cement International SA	2,364	50,834
Brazil 4.0%		7,142,388
AES Brasil Energia SA (A)	8,379	18,504
Allos SA	15,598	81,063
Alper Consultoria e Corretora de Seguros SA	1,524	13,286
Alupar Investimento SA	4,232	24,788
Ambev SA, ADR	22,333	61,192
Anima Holding SA (A)	17,000	13,712
Arezzo Industria e Comercio SA	2,791	33,648
Atacadao SA	13,100	30,181
Auren Energia SA	12,504	37,319
B3 SA - Brasil Bolsa Balcao	39,834	107,636
Banco ABC Brasil SA (A)	280	1,243
Banco Bradesco SA	11,559	33,535
Banco BTG Pactual SA	5,380	38,847
Banco do Brasil SA	16,213	178,763
Banco Santander Brasil SA	6,740	42,450
BB Seguridade Participacoes SA	10,747	68,342
Bemobi Mobile Tech SA	7,500	19,489
Blau Farmaceutica SA	4,200	13,371
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	11,002
Braskem SA, ADR (A)	2,571	20,002
BRF SA (A)	39,019	116,216
Caixa Seguridade Participacoes SA	6,600	15,327
Camil Alimentos SA	11,340	17,325
CCR SA	17,391	47,841
Centrais Eletricas Brasileiras SA	16,687	138,526
Cia Brasileira de Aluminio	5,000	4,206
Cia Brasileira de Distribuicao (A)	8,517	5,797
Cia de Saneamento Basico do Estado de Sao Paulo	4,299	59,008
Cia de Saneamento de Minas Gerais-COPASA	5,405	20,524
Cia de Saneamento do Parana	35,000	36,550
Cia de Saneamento do Parana, Unit	8,545	45,537
Cia Energetica de Minas Gerais	7,172	22,644
Cia Paranaense de Energia	16,718	29,856
Cia Paranaense de Energia, Unit	1,000	9,646
Cia Siderurgica Nacional SA	30,424	101,495
Cielo SA	51,115	41,747
Cogna Educacao SA (A)	79,561	52,210
Construtora Tenda SA (A)	3,734	10,454
Cosan SA	12,066	43,513
CPFL Energia SA	3,200	24,088
Cruzeiro do Sul Educacional SA	11,500	9,813
Cury Construtora e Incorporadora SA	6,327	22,469
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,130	44,949
Desktop (B)	4,482	14,651
Dexco SA	17,106	25,231
Diagnosticos da America SA	7,468	13,944
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Dimed SA Distribuidora da Medicamentos	6,500	$16,507
Direcional Engenharia SA	2,623	10,632
EcoRodovias Infraestrutura e Logistica SA	9,993	17,562
Embraer SA (A)	34,400	150,263
Empreendimentos Pague Menos S/A	13,200	9,118
Enauta Participacoes SA	7,100	22,344
Energisa SA	4,868	52,200
Eneva SA (A)	18,759	48,364
Engie Brasil Energia SA	3,893	34,405
Equatorial Energia SA	13,438	92,989
Eternit SA	10,700	18,913
Even Construtora e Incorporadora SA	7,057	10,065
Ez Tec Empreendimentos e Participacoes SA	10,111	37,798
Fleury SA	7,022	24,495
Fras-Le SA	7,900	25,231
Gerdau SA, ADR	16,476	73,483
GPS Participacoes e Empreendimentos SA (B)	9,900	35,903
Grendene SA	9,503	12,723
Grupo Casas Bahia SA (A)	146,260	16,046
Grupo de Moda Soma SA	21,021	25,497
Grupo Mateus SA (A)	21,096	27,216
Grupo SBF SA	2,300	5,112
Guararapes Confeccoes SA (A)	5,552	6,892
Hapvida Participacoes e Investimentos SA (A)(B)	107,962	95,853
Hidrovias do Brasil SA (A)	27,800	20,559
Hypera SA	7,232	49,633
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,300	14,683
International Meal Company Alimentacao SA (A)	20,154	7,903
Iochpe Maxion SA	8,200	19,908
Irani Papel e Embalagem SA	8,200	17,126
IRB Brasil Resseguros SA (A)	3,432	35,212
Itau Unibanco Holding SA	6,151	33,442
Jalles Machado SA	7,221	11,707
JBS SA	19,602	92,434
JHSF Participacoes SA	17,839	15,838
Kepler Weber SA	15,000	33,827
Klabin SA	27,315	125,253
Localiza Rent a Car SA	5,810	70,871
Locaweb Servicos de Internet SA (B)	16,000	19,797
LOG Commercial Properties e Participacoes SA	4,489	20,967
Log-in Logistica Intermodal SA (A)	1,100	10,736
Lojas Quero Quero SA (A)	7,821	8,024
Lojas Renner SA	19,047	63,347
M Dias Branco SA	3,800	27,237
Magazine Luiza SA (A)	23,965	9,835
Mahle-Metal Leve SA	2,218	14,249
Mills Estruturas e Servicos de Engenharia SA	5,000	13,013
Minerva SA	11,500	16,962
Moura Dubeux Engenharia S/A (A)	7,800	18,779
Movida Participacoes SA	7,600	17,186
MRV Engenharia e Participacoes SA (A)	15,337	30,132
Multilaser Industrial SA (A)	18,229	8,296
Multiplan Empreendimentos Imobiliarios SA	5,014	27,698
Natura & Company Holding SA (A)	15,812	52,974
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Neoenergia SA	8,693	$34,210
Odontoprev SA	13,819	31,192
Omega Energia SA (A)	7,070	13,617
Orizon Valorizacao de Residuos SA (A)	1,900	13,588
Petroleo Brasileiro SA	120,644	924,062
Petroreconcavo SA	6,838	27,507
Porto Seguro SA	12,468	70,927
Portobello SA	64	88
Positivo Tecnologia SA	11,300	15,405
PRIO SA (A)	13,500	125,975
Qualicorp Consultoria e Corretora de Seguros SA	8,857	5,056
Raia Drogasil SA	26,770	152,721
Rede D’Or Sao Luiz SA (B)	5,178	27,983
Romi SA	5,370	13,932
Rumo SA	6,200	28,846
Santos Brasil Participacoes SA	13,200	22,581
Sao Martinho SA	6,585	44,310
Sendas Distribuidora SA	50,185	131,834
Sendas Distribuidora SA, ADR (C)	912	12,038
SIMPAR SA	15,079	25,979
SLC Agricola SA	5,749	44,011
Smartfit Escola de Ginastica e Danca SA	8,100	38,097
Suzano SA	25,426	277,813
Tegma Gestao Logistica SA	2,700	14,668
Telefonica Brasil SA	5,999	64,304
TIM SA	21,742	76,154
TOTVS SA	12,293	83,193
Transmissora Alianca de Energia Eletrica SA	10,811	80,082
Tres Tentos Agroindustrial SA	2,700	6,199
Tupy SA	4,722	24,655
Ultrapar Participacoes SA	15,710	80,592
Unipar Carbocloro SA	2,060	28,271
Usinas Siderurgicas de Minas Gerais SA	5,100	8,092
Vale SA	44,089	661,507
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,100	25,208
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	14,564	27,311
Veste S.A. Estilo	2,700	8,064
Vibra Energia SA	13,268	62,943
Vivara Participacoes SA	1,900	11,476
Vulcabras Azaleia SA	5,665	24,619
WEG SA	12,438	86,398
Wilson Sons SA	8,300	26,104
YDUQS Participacoes SA	7,930	32,367
Zamp SA (A)	24,720	29,230
Canada 0.0%		42,916
China Gold International Resources Corp., Ltd.	10,400	42,916
Chile 0.6%		1,129,232
Aguas Andinas SA, Class A	72,703	22,256
Banco de Chile	146,860	16,516
Banco de Chile, ADR	1,901	43,153
Banco de Credito e Inversiones SA	1,640	44,048
Banco Santander Chile	837,154	41,097
Besalco SA	30,504	14,522
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Chile (continued)
CAP SA	3,915	$26,926
Cementos BIO BIO SA	2,795	2,147
Cencosud SA	29,478	54,752
Cencosud Shopping SA	10,584	16,896
Cia Cervecerias Unidas SA	3,168	19,392
Cia Sud Americana de Vapores SA	256,959	14,927
Colbun SA	184,862	29,271
Cristalerias de Chile SA	40,829	131,763
Empresa Nacional de Telecomunicaciones SA	7,933	26,432
Empresas CMPC SA	28,393	54,908
Empresas COPEC SA	3,075	22,767
Enel Americas SA (A)	244,746	28,526
Enel Chile SA	585,867	36,959
Engie Energia Chile SA (A)	23,657	22,447
Falabella SA (A)	16,002	37,367
Forus SA	5,056	8,222
Grupo Security SA	132,812	35,785
Inversiones Aguas Metropolitanas SA	29,967	23,064
Inversiones La Construccion SA	2,123	13,675
Molibdenos y Metales SA	7,542	32,391
Multiexport Foods SA	12,750	2,768
Parque Arauco SA	17,834	25,613
PAZ Corp. SA	60,171	31,431
Plaza SA (A)	6,102	8,464
Ripley Corp. SA	79,393	13,942
Salfacorp SA	24,881	12,028
Sigdo Koppers SA	52,647	72,091
SMU SA	163,243	30,116
Sociedad Matriz SAAM SA	301,497	37,335
Sociedad Quimica y Minera de Chile SA, ADR (C)	293	14,720
Socovesa SA	306,550	29,566
SONDA SA	29,383	12,663
Vina Concha y Toro SA	15,327	18,286
China 21.7%		38,835,074
360 Security Technology, Inc., Class A (A)	6,800	8,283
361 Degrees International, Ltd.	46,000	20,698
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	21,452
3SBio, Inc. (A)(B)	87,500	81,268
AAC Technologies Holdings, Inc.	44,500	125,127
Accelink Technologies Company, Ltd., Class A	7,200	27,564
Addsino Company, Ltd., Class A	15,500	19,375
Advanced Technology & Materials Company, Ltd., Class A	18,200	24,625
AECC Aviation Power Company, Ltd., Class A	2,400	12,106
Agile Group Holdings, Ltd. (A)	59,250	6,895
Agricultural Bank of China, Ltd., H Shares	541,000	199,701
Aier Eye Hospital Group Company, Ltd., Class A	8,781	20,990
Air China, Ltd., H Shares (A)	32,000	21,541
AK Medical Holdings, Ltd. (B)	14,000	12,628
Alibaba Group Holding, Ltd. (A)	236,300	2,196,506
A-Living Smart City Services Company, Ltd. (A)(B)	43,750	21,266
Aluminum Corp. of China, Ltd., H Shares	162,000	80,006
Amlogic Shanghai Company, Ltd., Class A	1,382	11,845
Angang Steel Company, Ltd., H Shares	70,200	14,371
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Angel Yeast Company, Ltd., Class A	2,600	$13,301
Angelalign Technology, Inc. (B)	1,200	9,471
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	17,372
Anhui Conch Cement Company, Ltd., H Shares	20,500	47,803
Anhui Expressway Company, Ltd., H Shares	20,000	18,691
Anhui Gujing Distillery Company, Ltd., Class A	600	21,735
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,860	9,476
Anhui Huilong Agricultural Means of Production Company, Ltd., Class A	13,300	11,531
Anhui Jiangnan Chemical Industry Company, Ltd., Class A	25,600	15,908
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	4,835
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	14,559
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	15,600	16,585
Anhui Yingjia Distillery Company, Ltd., Class A	2,700	28,427
Anhui Zhongding Sealing Parts Company, Ltd., Class A	8,600	15,985
Anji Microelectronics Technology Shanghai Company, Ltd., Class A	1,072	26,158
Anjoy Foods Group Company, Ltd., Class A	800	12,793
ANTA Sports Products, Ltd.	24,600	256,729
Anton Oilfield Services Group (A)	144,000	7,809
Aoshikang Technology Company, Ltd., Class A	4,000	17,199
Aowei Holdings, Ltd. (A)	9,116,000	700,216
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	4,440
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,100	19,410
Asia Cement China Holdings Corp.	36,500	10,741
AsiaInfo Technologies, Ltd. (B)	14,800	15,752
Asymchem Laboratories Tianjin Company, Ltd., Class A	560	11,305
Autobio Diagnostics Company, Ltd., Class A	1,400	10,077
Avary Holding Shenzhen Company, Ltd., Class A	4,100	12,398
AviChina Industry & Technology Company, Ltd., H Shares	115,000	52,113
Bafang Electric Suzhou Company, Ltd., Class A	1,260	10,434
BAIC Motor Corp., Ltd., H Shares (B)	150,000	45,523
Baidu, Inc., Class A (A)	11,800	175,102
Bank of Beijing Company, Ltd., Class A	30,400	19,315
Bank of Changsha Company, Ltd., Class A	24,353	23,178
Bank of Chengdu Company, Ltd., Class A	11,400	18,081
Bank of China, Ltd., H Shares	1,491,075	546,314
Bank of Chongqing Company, Ltd., H Shares	37,000	18,700
Bank of Communications Company, Ltd., H Shares	173,858	102,477
Bank of Guiyang Company, Ltd., Class A	27,600	19,695
Bank of Hangzhou Company, Ltd., Class A	9,300	12,962
Bank of Jiangsu Company, Ltd., Class A	42,500	39,448
Bank of Nanjing Company, Ltd., Class A	20,700	20,957
Bank of Ningbo Company, Ltd., Class A	13,460	43,216
Bank of Shanghai Company, Ltd., Class A	34,100	28,165
Bank of Suzhou Company, Ltd., Class A	19,570	17,809
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	79,860	8,482
Baoshan Iron & Steel Company, Ltd., Class A	25,100	21,890
Baozun, Inc., ADR (A)	1,783	5,313
BBMG Corp., H Shares	115,500	11,068
Beijing Bei Mo Gao Ke Friction Material Company, Ltd., Class A (A)	2,210	11,297
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	13,440
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	29,848
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares	2,500	4,299
Beijing Dabeinong Technology Group Company, Ltd., Class A	17,700	18,060
Beijing Easpring Material Technology Company, Ltd., Class A	3,700	21,248
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,000	$12,721
Beijing Jetsen Technology Company, Ltd., Class A (A)	30,600	22,448
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	9,919
Beijing Jingyuntong Technology Company, Ltd., Class A (A)	21,500	13,746
Beijing New Building Materials PLC, Class A	4,400	14,416
Beijing North Star Company, Ltd., H Shares (A)	40,000	3,737
Beijing Originwater Technology Company, Ltd., Class A	4,045	2,880
Beijing Roborock Technology Company, Ltd., Class A	457	19,147
Beijing Shougang Company, Ltd., Class A (A)	36,100	18,525
Beijing Sinnet Technology Company, Ltd., Class A (A)	18,200	25,865
Beijing Strong Biotechnologies, Inc., Class A	5,200	14,436
Beijing Thunisoft Corp., Ltd., Class A (A)	14,500	17,379
Beijing Tongrentang Company, Ltd., Class A	2,800	20,855
Beijing United Information Technology Company, Ltd., Class A	2,465	11,760
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,624	11,102
Beijing Yanjing Brewery Company, Ltd., Class A	15,200	21,209
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	3,911
Beijing Zhong Ke San Huan High-Tech Company, Ltd., Class A	11,210	16,925
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	31,200	22,088
Bengang Steel Plates Company, Ltd., Class A (A)	42,600	23,311
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	13,126
BGI Genomics Company, Ltd., Class A	700	5,038
Biem.L.Fdlkk Garment Company, Ltd., Class A	5,662	26,549
Bilibili, Inc., Class Z (A)	1,380	15,663
Billion Industrial Holdings, Ltd. (A)	12,000	6,381
Binjiang Service Group Company, Ltd.	4,000	7,763
Bloomage Biotechnology Corp., Ltd., Class A	1,200	11,985
Blue Moon Group Holdings, Ltd. (B)	46,000	12,008
Blue Sail Medical Company, Ltd., Class A	10,200	10,196
Bluefocus Intelligent Communications Group Company, Ltd., Class A (A)	15,300	15,804
BOC International China Company, Ltd., Class A	9,600	14,487
BOE Technology Group Company, Ltd., Class A	72,500	39,330
Bohai Leasing Company, Ltd., Class A (A)	68,300	21,286
Bright Dairy & Food Company, Ltd., Class A	13,000	16,977
BTG Hotels Group Company, Ltd., Class A (A)	8,900	21,562
BYD Company, Ltd., H Shares	13,500	362,834
BYD Electronic International Company, Ltd.	12,983	59,259
By-health Company, Ltd., Class A	6,000	15,401
C&S Paper Company, Ltd., Class A	7,300	10,994
Caitong Securities Company, Ltd., Class A	19,100	21,580
Camel Group Company, Ltd., Class A	17,300	19,822
Cangzhou Mingzhu Plastic Company, Ltd., Class A	23,300	13,263
Canmax Technologies Company, Ltd., Class A	2,600	8,786
CECEP Solar Energy Company, Ltd., Class A	15,000	11,714
CECEP Wind-Power Corp., Class A	32,760	14,151
Central China Management Company, Ltd.	54,538	2,238
Central China New Life, Ltd. (A)	14,000	2,832
Central China Real Estate, Ltd. (A)	56,629	629
Central China Securities Company, Ltd., H Shares	53,000	7,731
CGN Power Company, Ltd., H Shares (B)	163,000	39,259
Changchun High & New Technology Industry Group, Inc., Class A	1,000	22,522
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	900	18,193
Chaowei Power Holdings, Ltd.	37,000	6,627
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	6,993
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Chengdu CORPRO Technology Company, Ltd., Class A (A)	6,300	$20,806
Chengdu Hongqi Chain Company, Ltd., Class A	30,500	23,390
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	7,000	18,657
Chengdu Kanghua Biological Products Company, Ltd., Class A	750	8,232
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	9,944
Chengtun Mining Group Company, Ltd., Class A (A)	13,900	8,593
Chenguang Biotech Group Company, Ltd., Class A	3,900	7,554
Chengxin Lithium Group Company, Ltd., Class A	2,600	7,927
China Animal Healthcare, Ltd. (A)(D)	182,000	233
China Automotive Engineering Research Institute Company, Ltd., Class A	8,500	25,644
China Baoan Group Company, Ltd., Class A	12,500	20,491
China BlueChemical, Ltd., H Shares	101,000	23,392
China Bohai Bank Company, Ltd., H Shares (A)(B)	119,000	17,528
China Cinda Asset Management Company, Ltd., H Shares	356,000	34,612
China CITIC Bank Corp., Ltd., H Shares	213,962	96,653
China Coal Energy Company, Ltd., H Shares	83,000	70,280
China Communications Services Corp., Ltd., H Shares	109,200	46,527
China Conch Environment Protection Holdings, Ltd. (A)	140,000	33,154
China Conch Venture Holdings, Ltd.	54,000	40,460
China Construction Bank Corp., H Shares	1,724,000	996,806
China CSSC Holdings, Ltd., Class A	5,400	20,911
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	22,393
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	12,696
China Dili Group (A)(D)	120,400	7,121
China Dongxiang Group Company, Ltd.	152,000	5,156
China East Education Holdings, Ltd. (B)	35,000	11,564
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	11,602
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	11,050
China Energy Engineering Corp., Ltd., H Shares	172,000	16,505
China Everbright Bank Company, Ltd., H Shares	96,000	27,402
China Feihe, Ltd. (B)	181,000	106,060
China Galaxy Securities Company, Ltd., H Shares	60,500	32,368
China Greatwall Technology Group Company, Ltd., Class A	9,800	15,340
China Green Electricity Investment of Tianjin Company, Ltd., Class A	13,100	18,592
China Hanking Holdings, Ltd.	54,000	5,447
China Harmony Auto Holding, Ltd. (A)	30,500	2,698
China Hongqiao Group, Ltd.	55,000	44,788
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,116
China International Capital Corp., Ltd., H Shares (B)	15,600	24,641
China International Marine Containers Group Company, Ltd., H Shares	34,830	20,933
China Jushi Company, Ltd., Class A	12,900	20,034
China Kepei Education Group, Ltd.	28,000	6,214
China Kings Resources Group Company, Ltd., Class A	6,496	25,273
China Lesso Group Holdings, Ltd.	62,000	34,189
China Life Insurance Company, Ltd., H Shares	155,000	209,946
China Lilang, Ltd.	25,000	13,362
China Literature, Ltd. (A)(B)	13,600	46,363
China Longyuan Power Group Corp., Ltd., H Shares	45,000	33,656
China Maple Leaf Educational Systems, Ltd. (A)	56,000	2,473
China Meheco Company, Ltd., Class A	11,700	19,713
China Meidong Auto Holdings, Ltd.	12,000	7,344
China Mengniu Dairy Company, Ltd. (A)	56,000	175,470
China Merchants Bank Company, Ltd., H Shares	102,961	359,336
China Merchants Energy Shipping Company, Ltd., Class A	26,200	22,071
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
China Merchants Property Operation & Service Company, Ltd., Class A	10,000	$18,610
China Merchants Securities Company, Ltd., H Shares (B)	29,140	23,837
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	18,827
China Minsheng Banking Corp., Ltd., H Shares	98,840	33,034
China Modern Dairy Holdings, Ltd.	167,000	16,254
China National Accord Medicines Corp., Ltd., Class A	5,200	22,389
China National Building Material Company, Ltd., H Shares	228,600	101,691
China National Chemical Engineering Company, Ltd., Class A	12,300	11,398
China National Medicines Corp., Ltd., Class A	4,400	18,844
China National Nuclear Power Company, Ltd., Class A	34,100	33,612
China New Higher Education Group, Ltd. (B)	42,000	10,835
China Nonferrous Mining Corp., Ltd.	93,000	56,228
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	16,141
China Oilfield Services, Ltd., H Shares	62,000	66,623
China Oriental Group Company, Ltd.	84,000	13,011
China Pacific Insurance Group Company, Ltd., H Shares	46,400	97,992
China Petroleum & Chemical Corp., H Shares	648,000	332,575
China Publishing & Media Company, Ltd.	18,100	21,601
China Railway Group, Ltd., H Shares	100,000	43,891
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	23,024
China Reinsurance Group Corp., H Shares	385,000	21,655
China Renaissance Holdings, Ltd. (A)(B)(D)	12,200	5,110
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	8,100	21,311
China Resources Medical Holdings Company, Ltd.	33,500	19,106
China Resources Microelectronics, Ltd., Class A	2,665	17,557
China Resources Mixc Lifestyle Services, Ltd. (B)	14,400	54,437
China Resources Pharmaceutical Group, Ltd. (B)	96,500	60,152
China Risun Group, Ltd.	96,000	39,558
China Sanjiang Fine Chemicals Company, Ltd. (A)	41,000	6,348
China Shenhua Energy Company, Ltd., H Shares	96,500	315,162
China Shineway Pharmaceutical Group, Ltd.	17,000	14,593
China South Publishing & Media Group Company, Ltd., Class A	13,800	20,897
China Southern Airlines Company, Ltd., H Shares (A)	34,000	16,311
China State Construction Engineering Corp., Ltd., Class A	61,500	42,814
China Sunshine Paper Holdings Company, Ltd. (A)	42,000	15,581
China Suntien Green Energy Corp., Ltd., H Shares	59,000	19,623
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,862
China Tianrui Group Cement Company, Ltd. (A)	25,000	16,860
China Tianying, Inc., Class A (A)	26,000	19,721
China Tourism Group Duty Free Corp., Ltd., Class A	1,100	13,744
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	2,000	21,726
China Tower Corp., Ltd., H Shares (B)	1,630,000	168,976
China TransInfo Technology Company, Ltd., Class A (A)	9,600	16,241
China Tungsten And Hightech Materials Company, Ltd., Class A	12,220	15,511
China Vanke Company, Ltd., H Shares	49,181	49,639
China West Construction Group Company, Ltd., Class A	18,900	17,379
China XLX Fertiliser, Ltd.	50,000	21,285
China Yangtze Power Company, Ltd., Class A	18,500	59,217
China Yongda Automobiles Services Holdings, Ltd.	52,000	19,900
China Yuhua Education Corp., Ltd. (A)(B)	88,000	7,799
China ZhengTong Auto Services Holdings, Ltd. (A)	72,500	3,105
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,200	10,875
China Zheshang Bank Company, Ltd., H Shares	141,100	38,454
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,657
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Chinasoft International, Ltd. (A)	110,000	$94,103
Chindata Group Holdings, Ltd., ADR (A)	1,861	15,670
Chinese Universe Publishing and Media Group Company, Ltd., Class A	14,100	26,095
Chlitina Holding, Ltd.	2,000	12,478
Chongqing Brewery Company, Ltd., Class A	1,100	10,981
Chongqing Changan Automobile Company, Ltd., Class A	15,430	44,063
Chongqing Department Store Company, Ltd., Class A	6,300	24,304
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	12,816	21,918
Chongqing Fuling Zhacai Group Company, Ltd., Class A	8,970	20,437
Chongqing Gas Group Corp., Ltd., Class A	19,600	18,935
Chongqing Rural Commercial Bank Company, Ltd., H Shares	95,000	35,136
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	20,200	21,529
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,750	34,260
Chow Tai Seng Jewellery Company, Ltd., Class A	5,100	10,919
CIFI Ever Sunshine Services Group, Ltd.	44,000	7,106
CITIC Securities Company, Ltd., H Shares	24,075	49,976
CITIC, Ltd.	86,923	81,777
CMGE Technology Group, Ltd. (A)	116,000	21,219
CMOC Group, Ltd., H Shares	60,000	34,285
CNFinance Holdings, Ltd., ADR (A)	696	1,496
CNNC Hua Yuan Titanium Dioxide Company, Ltd., Class A	17,402	11,278
CNOOC Energy Technology & Services, Ltd., Class A	49,100	19,953
CNSIG Inner Mongolia Chemical Industry Company, Ltd., Class A	11,310	12,434
COFCO Biotechnology Company, Ltd., Class A	14,100	13,448
COFCO Joycome Foods, Ltd. (A)	124,000	29,880
Consun Pharmaceutical Group, Ltd.	29,000	16,719
Contemporary Amperex Technology Company, Ltd., Class A	7,720	180,808
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	18,306
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	50,000	48,517
COSCO SHIPPING Holdings Company, Ltd., H Shares	112,450	103,601
CPMC Holdings, Ltd.	53,000	43,932
CRRC Corp., Ltd., H Shares	63,000	25,386
CSC Financial Company, Ltd., H Shares (B)	31,000	29,083
CSG Holding Company, Ltd., Class A	18,200	14,241
CSPC Pharmaceutical Group, Ltd.	321,680	289,705
CT Environmental Group, Ltd. (A)(D)	154,000	2,346
CTS International Logistics Corp., Ltd., Class A	16,100	17,790
Daan Gene Company, Ltd., Class A	9,040	13,128
Dalipal Holdings, Ltd.	18,000	10,140
DaShenLin Pharmaceutical Group Company, Ltd., Class A	2,304	8,403
Datang International Power Generation Company, Ltd., H Shares	132,000	19,937
DeHua TB New Decoration Materials Company, Ltd., Class A	12,600	16,388
Deppon Logistics Company, Ltd., Class A (A)	9,500	19,564
DHC Software Company, Ltd., Class A	18,500	16,553
Dian Diagnostics Group Company, Ltd., Class A	5,300	19,841
Do-Fluoride New Materials Company, Ltd., Class A	4,200	8,825
Dongfang Electric Corp., Ltd., H Shares	18,600	16,660
Dongfeng Motor Group Company, Ltd., H Shares	104,000	52,179
Dongguan Aohai Technology Company, Ltd., Class A	5,600	30,227
Dongxing Securities Company, Ltd., Class A	17,600	21,292
Dongyue Group, Ltd.	86,000	65,596
DouYu International Holdings, Ltd., ADR (A)	3,157	2,217
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	7,612
East Buy Holding, Ltd. (A)(B)	16,500	61,237
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
East Money Information Company, Ltd., Class A	11,208	$22,994
E-Commodities Holdings, Ltd.	44,000	8,043
Ecovacs Robotics Company, Ltd., Class A	900	5,402
Edifier Technology Company, Ltd., Class A	10,100	25,130
Edvantage Group Holdings, Ltd.	25,794	7,864
EEKA Fashion Holdings, Ltd.	14,000	25,944
Electric Connector Technology Company, Ltd., Class A	4,200	23,818
ENN Energy Holdings, Ltd.	17,200	118,719
ENN Natural Gas Company, Ltd., Class A	8,000	17,990
Eoptolink Technology, Inc., Ltd., Class A	3,920	25,488
Eternal Asia Supply Chain Management, Ltd., Class A	11,300	7,414
Eve Energy Company, Ltd., Class A	1,500	8,866
Everbright Securities Company, Ltd., H Shares (B)	9,800	6,617
Everest Medicines, Ltd. (A)(B)	8,000	20,963
Fangda Special Steel Technology Company, Ltd., Class A (A)	16,500	11,201
FAW Jiefang Group Company, Ltd., Class A (A)	12,100	16,778
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	19,239
Fibocom Wireless, Inc., Class A	2,700	7,544
FIH Mobile, Ltd. (A)	143,000	10,613
Financial Street Holdings Company, Ltd., Class A	29,000	16,138
FinVolution Group, ADR	5,100	22,593
First Capital Securities Company, Ltd., Class A	24,700	21,149
First Tractor Company, Ltd., H Shares	28,000	17,452
Flat Glass Group Company, Ltd., H Shares	16,000	26,320
Focus Media Information Technology Company, Ltd., Class A	32,100	29,423
Foshan Haitian Flavouring & Food Company, Ltd., Class A	4,556	24,357
Fosun International, Ltd.	73,693	41,947
Foxconn Industrial Internet Company, Ltd., Class A	22,500	47,660
Fu Shou Yuan International Group, Ltd.	74,000	48,226
Fufeng Group, Ltd.	78,000	41,419
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,792
Fujian Funeng Company, Ltd., Class A	11,830	14,170
Fujian Star-net Communication Company, Ltd., Class A	6,500	16,831
Fujian Sunner Development Company, Ltd., Class A	5,400	13,724
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	18,000	84,384
Gan & Lee Pharmaceuticals Company, Ltd., Class A (A)	3,500	26,176
Ganfeng Lithium Group Company, Ltd., H Shares (B)	17,040	54,503
Gansu Qilianshan Cement Group Company, Ltd., Class A (A)	11,700	16,939
Gansu Shangfeng Cement Company, Ltd., Class A	7,560	8,853
G-bits Network Technology Xiamen Company, Ltd., Class A	500	17,975
GCL Energy Technology Company, Ltd., Class A	9,200	16,245
GD Power Development Company, Ltd., Class A	35,900	19,878
GDS Holdings, Ltd., ADR (A)	1,617	16,574
GDS Holdings, Ltd., Class A (A)	28,000	35,541
Genertec Universal Medical Group Company, Ltd. (B)	51,500	27,454
GF Securities Company, Ltd., H Shares	14,600	18,261
Giant Network Group Company, Ltd., Class A	5,600	9,503
GigaDevice Semiconductor, Inc., Class A	1,000	13,199
Ginlong Technologies Company, Ltd., Class A	900	8,419
Glory Health Industry, Ltd. (A)	53,000	263
GoerTek, Inc., Class A	6,200	15,654
Goldwind Science & Technology Company, Ltd., H Shares	25,498	11,684
GOME Retail Holdings, Ltd. (A)	247,000	2,338
GoodWe Technologies Company, Ltd., Class A	772	11,687
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Grandblue Environment Company, Ltd., Class A	8,200	$19,726
Grandjoy Holdings Group Company, Ltd., Class A (A)	40,200	18,136
Great Wall Motor Company, Ltd., H Shares	30,000	43,230
Greatview Aseptic Packaging Company, Ltd. (A)	54,000	11,842
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,400	29,531
Greentown China Holdings, Ltd.	49,000	52,124
Greentown Management Holdings Company, Ltd. (B)	24,000	17,440
Greentown Service Group Company, Ltd.	80,000	33,201
Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A (A)	13,400	12,777
Guangdong Haid Group Company, Ltd., Class A	2,700	16,733
Guangdong Hybribio Biotech Company, Ltd., Class A	10,200	14,269
Guangdong Kinlong Hardware Products Company, Ltd., Class A	900	5,669
Guangdong Provincial Expressway Development Company, Ltd., Class A	11,700	13,186
Guangdong Tapai Group Company, Ltd., Class A	17,900	18,077
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	12,651
Guanghui Energy Company, Ltd., Class A	12,900	13,120
Guangshen Railway Company, Ltd., H Shares (A)	137,200	25,425
Guangzhou Automobile Group Company, Ltd., H Shares	82,000	37,997
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	33,101
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	11,092
Guangzhou Restaurant Group Company, Ltd., Class A	7,700	22,407
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	6,353
Guangzhou Tinci Materials Technology Company, Ltd., Class A	4,800	16,284
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	14,959
Guizhou Bailing Group Pharmaceutical Company, Ltd., Class A (A)	18,500	21,477
Guizhou Panjiang Refined Coal Company, Ltd., Class A	15,400	13,583
Guosen Securities Company, Ltd., Class A	12,000	15,977
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	10,390
Guoyuan Securities Company, Ltd., Class A	20,800	20,094
H World Group, Ltd. (A)	32,600	116,968
Haichang Ocean Park Holdings, Ltd. (A)(B)	98,000	12,547
Haidilao International Holding, Ltd. (B)	36,000	71,441
Haier Smart Home Company, Ltd., H Shares	55,400	160,197
Hainan Drinda New Energy Technology Company, Ltd., Class A	1,600	19,110
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	6,413
Hainan Poly Pharm Company, Ltd., Class A	5,500	19,176
Haitian International Holdings, Ltd.	30,000	76,366
Haitong Securities Company, Ltd., H Shares	60,000	33,624
Hang Zhou Great Star Industrial Company, Ltd., Class A	5,300	16,218
Hangcha Group Company, Ltd., Class A	8,200	25,612
Hangjin Technology Company, Ltd., Class A	2,100	10,098
Hangzhou First Applied Material Company, Ltd., Class A	1,960	6,383
Hangzhou Lion Electronics Company, Ltd., Class A	2,400	10,819
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	14,588
Hangzhou Robam Appliances Company, Ltd., Class A	3,800	12,361
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	8,808
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	1,600	8,425
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	5,523
Hansoh Pharmaceutical Group Company, Ltd. (B)	14,000	28,294
Haohua Chemical Science & Technology Company, Ltd., Class A	5,500	22,889
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	5,932
Harbin Electric Company, Ltd., H Shares	44,000	11,867
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	6,895
HBIS Resources Company, Ltd., Class A	11,900	27,557
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	5,400	$17,422
Hefei Meiya Optoelectronic Technology, Inc., Class A	4,420	12,262
Hello Group, Inc., ADR	5,401	34,890
Henan Mingtai Al Industrial Company, Ltd., Class A	10,900	18,282
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	9,498
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	27,796
Hengan International Group Company, Ltd.	34,500	125,959
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,600	18,223
Hengli Petrochemical Company, Ltd., Class A (A)	18,000	35,422
Hengtong Optic-electric Company, Ltd., Class A	9,000	15,704
Hengyi Petrochemical Company, Ltd., Class A (A)	12,200	11,740
Hesteel Company, Ltd., Class A	67,200	20,446
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	46,820
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	21,655
Honworld Group, Ltd. (A)(B)	20,500	1,240
Hope Education Group Company, Ltd. (A)(B)	298,000	16,583
HOSA International, Ltd. (A)(D)	86,000	2,075
Hoyuan Green Energy Company, Ltd., Class A	1,956	9,081
Hua Hong Semiconductor, Ltd. (A)(B)	23,000	53,153
Huadian Power International Corp., Ltd., H Shares	42,000	17,216
Huadong Medicine Company, Ltd., Class A	2,300	13,171
Huafon Chemical Company, Ltd., Class A	10,200	9,813
Huagong Tech Company, Ltd., Class A	6,400	26,597
Huaibei Mining Holdings Company, Ltd., Class A	10,700	23,753
Hualan Biological Engineering, Inc., Class A	4,900	16,600
Huaneng Power International, Inc., H Shares (A)	74,000	38,513
Huapont Life Sciences Company, Ltd., Class A	13,300	9,154
Huatai Securities Company, Ltd., H Shares (B)	25,800	32,270
Huaxia Bank Company, Ltd., Class A	26,300	21,393
Huaxin Cement Company, Ltd., Class A	6,500	12,138
Huaxin Cement Company, Ltd., H Shares	8,700	7,820
Huayu Automotive Systems Company, Ltd., Class A	5,700	13,901
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	5,200	23,272
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	7,120
Huishang Bank Corp., Ltd., H Shares	40,200	12,199
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,600	29,096
Humanwell Healthcare Group Company, Ltd., Class A	6,900	25,725
Hunan Gold Corp., Ltd., Class A	12,000	19,913
Hunan Valin Steel Company, Ltd., Class A	12,600	9,769
Hundsun Technologies, Inc., Class A	2,860	12,042
HUYA, Inc., ADR (A)	3,655	12,390
Hygeia Healthcare Holdings Company, Ltd. (B)	6,200	38,131
Hywin Holdings, Ltd. (A)	1,558	10,735
Iflytek Company, Ltd., Class A	2,300	14,431
IKD Company, Ltd., Class A	8,300	26,869
I-Mab, ADR (A)	2,049	3,196
Industrial & Commercial Bank of China, Ltd., H Shares	1,238,000	589,075
Industrial Bank Company, Ltd., Class A	30,300	62,018
Industrial Securities Company, Ltd., Class A	20,410	17,392
Infore Environment Technology Group Company, Ltd., Class A	31,100	21,290
Ingdan, Inc. (B)	44,000	7,089
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	39,800	8,543
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,400	17,183
Inner Mongolia ERDOS Resources Company, Ltd., Class A	10,780	13,792
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	$9,142
Inner Mongolia Xingye Mining Company, Ltd., Class A	17,700	22,346
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	8,900	34,039
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	21,800	19,401
InnoCare Pharma, Ltd. (A)(B)	28,000	23,617
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	12,848
Intco Medical Technology Company, Ltd., Class A	2,280	6,559
iQIYI, Inc., ADR (A)	7,664	34,411
JA Solar Technology Company, Ltd., Class A	9,224	25,744
Jade Bird Fire Company, Ltd., Class A	4,680	10,105
Jafron Biomedical Company, Ltd., Class A	2,200	7,387
Jason Furniture Hangzhou Company, Ltd., Class A	2,730	14,334
JCET Group Company, Ltd., Class A	8,300	35,567
JD Health International, Inc. (A)(B)	6,050	28,762
JD.com, Inc., Class A	27,238	371,529
Jiangling Motors Corp., Ltd., Class A	8,300	23,885
Jiangsu Azure Corp., Class A	7,800	9,881
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	20,900	19,863
Jiangsu Eastern Shenghong Company, Ltd., Class A	8,200	11,638
Jiangsu Expressway Company, Ltd., H Shares	40,000	35,918
Jiangsu Guomao Reducer Company, Ltd., Class A	7,800	19,126
Jiangsu Guotai International Group Company, Ltd., Class A	17,600	19,298
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,000	7,891
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	5,400	36,340
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	8,500	20,367
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	10,564
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	7,020	17,917
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	2,700	9,744
Jiangsu Pacific Quartz Company, Ltd., Class A	1,200	14,434
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	12,100	18,050
Jiangsu Shagang Company, Ltd., Class A	31,880	17,751
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	4,744
Jiangsu Sopo Chemical Company, Class A	17,600	17,859
Jiangsu ToLand Alloy Company, Ltd., Class A	4,160	17,481
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,560	25,507
Jiangsu Yangnong Chemical Company, Ltd., Class A	780	7,070
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	18,212
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	31,000	17,296
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	17,829
Jiangxi Copper Company, Ltd., H Shares	31,000	43,949
Jiangzhong Pharmaceutical Company, Ltd., Class A	9,900	30,484
Jilin Electric Power Company, Ltd., Class A	11,800	7,430
Jinan Acetate Chemical Company, Ltd.	1,141	32,438
Jingjin Equipment, Inc., Class A	3,220	10,292
Jinke Smart Services Group Company, Ltd., H Shares (A)	11,200	13,039
JinkoSolar Holding Company, Ltd., ADR	1,682	52,815
Jinmao Property Services Company, Ltd.	4,350	1,053
JiuGui Liquor Company, Ltd., Class A	600	6,016
Jiumaojiu International Holdings, Ltd. (B)	41,000	41,380
Jizhong Energy Resources Company, Ltd., Class A	11,400	11,171
JNBY Design, Ltd.	10,500	12,853
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	10,800	19,162
Joinn Laboratories China Company, Ltd., Class A	2,744	10,228
Jointown Pharmaceutical Group Company, Ltd., Class A	9,595	10,119
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A (A)	4,400	$20,133
Joyoung Company, Ltd., Class A	7,900	14,947
Juewei Food Company, Ltd., Class A	2,000	8,873
Kangji Medical Holdings, Ltd.	12,000	11,456
Kasen International Holdings, Ltd. (A)	50,000	1,860
Kehua Data Company, Ltd., Class A	3,700	14,550
Keshun Waterproof Technologies Company, Ltd., Class A	14,160	13,274
Kingsoft Corp., Ltd.	20,200	64,514
KPC Pharmaceuticals, Inc., Class A	12,300	36,370
Kuaishou Technology (A)(B)	1,700	12,535
Kunlun Tech Company, Ltd., Class A (A)	3,800	17,148
Kunshan Dongwei Technology Company, Ltd., Class A	2,017	18,790
Kunshan Kinglai Hygienic Materials Company, Ltd., Class A	4,140	19,367
Kweichow Moutai Company, Ltd., Class A	1,200	301,439
KWG Group Holdings, Ltd. (A)	74,012	6,618
KWG Living Group Holdings, Ltd. (A)	58,006	3,598
Lakala Payment Company, Ltd., Class A (A)	3,500	8,235
Laobaixing Pharmacy Chain JSC, Class A	4,030	17,268
LB Group Company, Ltd., Class A	7,298	17,651
Legend Holdings Corp., H Shares (B)	31,600	27,196
Lemtech Holdings Company, Ltd.	5,000	13,570
Lenovo Group, Ltd.	194,000	239,419
Lens Technology Company, Ltd., Class A	15,000	27,483
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	7,459
Leyard Optoelectronic Company, Ltd., Class A	18,500	15,702
Li Auto, Inc., Class A (A)	3,500	64,715
Li Ning Company, Ltd.	94,500	262,975
Lianhe Chemical Technology Company, Ltd., Class A	9,600	10,245
Lier Chemical Company, Ltd., Class A	11,400	20,179
Lifetech Scientific Corp. (A)	100,000	30,728
Lingyi iTech Guangdong Company, Class A	20,100	18,880
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	18,844
Longfor Group Holdings, Ltd. (B)	84,000	148,521
LONGi Green Energy Technology Company, Ltd., Class A	10,360	30,830
Longshine Technology Group Company, Ltd., Class A	6,000	14,331
Lonking Holdings, Ltd.	122,000	18,556
Luenmei Quantum Company, Ltd., Class A	19,700	16,355
Luoniushan Company, Ltd., Class A	20,700	16,920
Luxi Chemical Group Company, Ltd., Class A	6,100	8,502
Luxshare Precision Industry Company, Ltd., Class A	7,600	33,906
Luye Pharma Group, Ltd. (A)(B)	57,000	28,448
Luzhou Laojiao Company, Ltd., Class A	1,300	37,773
Maanshan Iron & Steel Company, Ltd., H Shares	54,000	8,508
Maccura Biotechnology Company, Ltd., Class A	6,800	15,225
Mango Excellent Media Company, Ltd., Class A	4,800	17,373
Maoyan Entertainment (A)(B)	9,000	10,824
Maxscend Microelectronics Company, Ltd., Class A	621	12,064
Mayinglong Pharmaceutical Group Company, Ltd., Class A	6,300	22,253
Meitu, Inc. (A)(B)	105,500	46,668
Meituan, Class B (A)(B)	7,430	86,013
Metallurgical Corp. of China, Ltd., H Shares	93,000	17,632
Midea Real Estate Holding, Ltd. (B)	25,200	18,954
Milkyway Chemical Supply Chain Service Company, Ltd., Class A	1,500	12,109
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
China (continued)
Ming Yang Smart Energy Group, Ltd., Class A	5,300	$10,009
Ming Yuan Cloud Group Holdings, Ltd. (A)	53,000	22,118
MINISO Group Holding, Ltd.	7,200	46,282
Minth Group, Ltd.	34,000	73,651
MLS Company, Ltd., Class A	9,400	12,041
Muyuan Foods Company, Ltd., Class A	8,009	43,912
Nanjing Hanrui Cobalt Company, Ltd., Class A	3,767	15,319
Nanjing Iron & Steel Company, Ltd., Class A	35,100	18,266
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	6,890	15,105
Nanjing Yunhai Special Metals Company, Ltd., Class A	6,100	16,746
NARI Technology Company, Ltd., Class A	7,344	22,679
NAURA Technology Group Company, Ltd., Class A	400	13,162
Nayuki Holdings, Ltd. (A)	23,000	10,238
NetDragon Websoft Holdings, Ltd.	14,000	24,093
NetEase, Inc.	40,400	911,358
New China Life Insurance Company, Ltd., H Shares	30,500	60,603
New Hope Liuhe Company, Ltd., Class A (A)	12,100	16,968
Newland Digital Technology Company, Ltd., Class A	10,900	27,026
Ninestar Corp., Class A	2,900	11,244
Ningbo Huaxiang Electronic Company, Ltd., Class A	8,300	15,948
Ningbo Joyson Electronic Corp., Class A	7,800	21,494
Ningbo Orient Wires & Cables Company, Ltd., Class A	2,000	11,497
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	774	4,238
Ningbo Tuopu Group Company, Ltd., Class A	2,200	22,714
Ningbo Xusheng Group Company, Ltd., Class A	6,500	18,886
Ningbo Zhoushan Port Company, Ltd., Class A	44,100	22,318
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	35,792
NIO, Inc., Class A (A)	5,820	42,363
Norinco International Cooperation, Ltd., Class A	14,200	21,857
North Huajin Chemical Industries Company, Ltd., Class A	21,100	17,295
Northeast Securities Company, Ltd., Class A	21,275	21,737
Oppein Home Group, Inc., Class A	600	6,652
Opple Lighting Company, Ltd., Class A	5,700	14,655
ORG Technology Company, Ltd., Class A	28,627	17,065
Orient Securities Company, Ltd., H Shares (B)	29,200	12,930
Oriental Energy Company, Ltd., Class A (A)	12,700	19,359
Ovctek China, Inc., Class A	900	3,075
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	20,000	9,510
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	39,200	9,616
PetroChina Company, Ltd., H Shares	652,000	426,652
Pharmaron Beijing Company, Ltd., H Shares (B)	9,750	23,560
PhiChem Corp., Class A	7,000	17,287
PICC Property & Casualty Company, Ltd., H Shares	172,894	200,841
Ping An Bank Company, Ltd., Class A	35,500	48,191
Ping An Healthcare and Technology Company, Ltd. (A)(B)	16,700	37,260
Ping An Insurance Group Company of China, Ltd., H Shares	180,000	825,597
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	9,400	15,477
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	15,530
Poly Property Services Company, Ltd., H Shares	7,000	26,883
Pop Mart International Group, Ltd. (B)	12,800	38,410
Postal Savings Bank of China Company, Ltd., H Shares (B)	207,000	91,829
Power Construction Corp. of China, Ltd., Class A	17,500	12,241
Pylon Technologies Company, Ltd., Class A	1,006	14,377
Q Technology Group Company, Ltd. (A)	42,000	25,327
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Qifu Technology, Inc., ADR	6,192	$96,100
Qingdao Haier Biomedical Company, Ltd., Class A	1,837	10,545
Qingdao Sentury Tire Company, Ltd., Class A (A)	4,300	16,576
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	8,600	19,110
Qingling Motors Company, Ltd., H Shares (A)	34,000	2,394
Qinhuangdao Port Company, Ltd., H Shares	85,000	14,145
Quectel Wireless Solutions Company, Ltd., Class A	1,386	10,125
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Rainbow Digital Commercial Company, Ltd., Class A	22,700	17,596
Red Star Macalline Group Corp., Ltd., H Shares (B)	15,268	4,708
Redco Properties Group, Ltd. (A)(B)(D)	46,000	5,091
Rianlon Corp., Class A	3,200	13,527
Risen Energy Company, Ltd., Class A	8,100	18,336
Riyue Heavy Industry Company, Ltd., Class A	11,700	21,302
Rongsheng Petrochemical Company, Ltd., Class A	17,000	25,621
Roshow Technology Company, Ltd., Class A (A)	17,700	16,845
SAIC Motor Corp., Ltd., Class A	6,500	13,558
Sailun Group Company, Ltd., Class A	9,200	13,762
Sanquan Food Company, Ltd., Class A	7,100	14,339
Sansteel Minguang Company, Ltd., Class A	23,000	14,092
Sansure Biotech, Inc., Class A	3,253	8,481
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	40,533
Sany Heavy Industry Company, Ltd., Class A	11,800	22,577
Satellite Chemical Company, Ltd., Class A (A)	9,402	21,030
Seazen Group, Ltd. (A)	134,095	24,689
Seazen Holdings Company, Ltd., Class A (A)	5,600	10,048
S-Enjoy Service Group Company, Ltd. (A)	12,000	5,725
SF Holding Company, Ltd., Class A	7,500	44,396
SG Micro Corp., Class A	390	4,905
Shaanxi Coal Industry Company, Ltd., Class A	20,400	55,700
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	16,050	20,006
Shandong Bohui Paper Industrial Company, Ltd., Class A	20,300	18,754
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	6,700	16,877
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	19,376	5,212
Shandong Dongyue Organosilicon Material Company, Ltd., Class A	11,900	13,970
Shandong Gold Mining Company, Ltd., H Shares (B)	11,250	22,214
Shandong Head Group Company, Ltd., Class A	4,500	13,054
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	20,400	16,278
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	15,902
Shandong Humon Smelting Company, Ltd., Class A (A)	12,100	18,950
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	6,400	16,159
Shandong Linglong Tyre Company, Ltd., Class A	2,000	5,584
Shandong Nanshan Aluminum Company, Ltd., Class A	40,700	16,440
Shandong Pharmaceutical Glass Company, Ltd., Class A	3,900	14,411
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	20,552
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	118,000	112,008
Shanghai Aiko Solar Energy Company, Ltd., Class A	7,200	16,349
Shanghai AtHub Company, Ltd., Class A	7,840	21,962
Shanghai Bailian Group Company, Ltd., Class A	10,200	14,452
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	3,080	11,135
Shanghai Baolong Automotive Corp., Class A	2,500	20,737
Shanghai Baosight Software Company, Ltd., Class A	1,560	9,194
Shanghai Chinafortune Company, Ltd., Class A	12,900	22,182
Shanghai Construction Group Company, Ltd., Class A	37,800	13,243
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
China (continued)
Shanghai Electric Group Company, Ltd., H Shares (A)	92,000	$19,653
Shanghai Electric Power Company, Ltd., Class A	18,000	22,219
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	15,480
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares	12,000	25,199
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	9,160
Shanghai Fullhan Microelectronics Company, Ltd., Class A	3,100	20,126
Shanghai Haohai Biological Technology Company, Ltd., H Shares (B)	1,700	9,262
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,000	14,253
Shanghai Kindly Medical Instruments Company, Ltd., H Shares	3,800	13,317
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	11,825
Shanghai M&G Stationery, Inc., Class A	1,400	7,798
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	28,000	40,589
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	33,127
Shanghai Putailai New Energy Technology Company, Ltd., Class A	6,710	21,603
Shanghai RAAS Blood Products Company, Ltd., Class A	25,700	28,624
Shanghai Rural Commercial Bank Company, Ltd., Class A	26,400	21,208
Shanghai Waigaoqiao Free Trade Zone Group Company, Ltd., Class A	11,700	17,323
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	13,060
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	13,300	12,024
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	1,556	4,972
Shanxi Blue Flame Holding Company, Ltd., Class A	18,500	20,837
Shanxi Coking Coal Energy Group Company, Ltd., Class A	19,800	27,012
Shanxi Coking Company, Ltd., Class A	26,400	19,180
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	31,882
Shanxi Meijin Energy Company, Ltd., Class A (A)	11,100	11,255
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	9,906
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,500	50,212
Shede Spirits Company, Ltd., Class A	1,300	18,284
Shenghe Resources Holding Company, Ltd., Class A	10,400	15,098
Shengyi Technology Company, Ltd., Class A	6,200	14,892
Shennan Circuits Company, Ltd., Class A	1,800	18,450
Shenzhen Airport Company, Ltd., Class A (A)	20,000	19,098
Shenzhen Aisidi Company, Ltd., Class A	16,700	21,379
Shenzhen Capchem Technology Company, Ltd., Class A	3,200	20,024
Shenzhen Desay Battery Technology Company, Class A	3,400	15,040
Shenzhen Dynanonic Company, Ltd., Class A	576	5,213
Shenzhen Energy Group Company, Ltd., Class A	25,100	21,506
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,800	11,518
Shenzhen Expressway Corp., Ltd., H Shares	20,000	16,104
Shenzhen Gas Corp., Ltd., Class A	18,500	17,536
Shenzhen H&T Intelligent Control Company, Ltd., Class A	8,000	15,304
Shenzhen Hepalink Pharmaceutical Group Company, Ltd., H Shares (B)	14,000	6,774
Shenzhen Huaqiang Industry Company, Ltd., Class A	12,100	19,807
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	28,655
Shenzhen Jinjia Group Company, Ltd., Class A	15,600	12,901
Shenzhen Kaifa Technology Company, Ltd., Class A	9,800	23,494
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,720	12,252
Shenzhen Kedali Industry Company, Ltd., Class A	1,800	22,229
Shenzhen Kingkey Smart Agriculture Times Company, Ltd., Class A	3,900	10,238
Shenzhen Megmeet Electrical Company, Ltd., Class A	5,100	18,547
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	1,200	48,879
Shenzhen MTC Company, Ltd., Class A	35,500	28,680
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,000	29,561
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	19,500	9,421
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	5,100	$24,005
Shenzhen SC New Energy Technology Corp., Class A	1,400	13,803
Shenzhen Senior Technology Material Company, Ltd., Class A	6,400	13,421
Shenzhen Sunlord Electronics Company, Ltd., Class A	5,400	20,557
Shenzhen Sunway Communication Company, Ltd., Class A	9,500	31,371
Shenzhen Tagen Group Company, Ltd., Class A	22,300	15,824
Shenzhen Topband Company, Ltd., Class A	13,300	18,457
Shenzhen Transsion Holdings Company, Ltd., Class A	1,025	15,903
Shenzhen Woer Heat-Shrinkable Material Company, Ltd., Class A	17,500	18,059
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	35,900	22,302
Shenzhou International Group Holdings, Ltd.	8,800	88,105
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	7,800	27,497
Shinghwa Advanced Material Group Company, Ltd., Class A	800	5,460
Shui On Land, Ltd.	244,567	22,846
Sichuan Development Lomon Company, Ltd., Class A	12,800	12,687
Sichuan Hebang Biotechnology Company, Ltd., Class A	30,000	9,845
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	31,382
Sichuan Road and Bridge Group Company, Ltd., Class A	16,660	18,016
Sichuan Swellfun Company, Ltd., Class A	1,200	9,845
Sichuan Teway Food Group Company, Ltd., Class A	6,500	13,613
Sichuan Yahua Industrial Group Company, Ltd., Class A	7,600	13,536
Sieyuan Electric Company, Ltd., Class A	4,200	29,188
Sihuan Pharmaceutical Holdings Group, Ltd.	164,000	14,431
Silergy Corp.	3,000	40,918
Simcere Pharmaceutical Group, Ltd. (B)	17,000	16,014
Sinocare, Inc., Class A	5,500	23,497
Sinofibers Technology Company, Ltd., Class A	2,900	12,162
Sinoma International Engineering Company, Class A	18,000	23,624
Sinoma Science & Technology Company, Ltd., Class A	2,600	6,124
Sinomine Resource Group Company, Ltd., Class A	2,520	12,150
Sinopec Engineering Group Company, Ltd., H Shares	82,500	42,628
Sinopec Oilfield Service Corp., H Shares (A)	174,000	11,108
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (A)	188,000	26,936
Sinopharm Group Company, Ltd., H Shares	52,000	128,869
Sinosoft Company, Ltd., Class A	3,500	15,303
Sinotrans, Ltd., H Shares	114,574	41,801
Sinotruk Hong Kong, Ltd.	34,055	70,645
Sinotruk Jinan Truck Company, Ltd., Class A	8,500	18,635
Skshu Paint Company, Ltd., Class A (A)	1,540	11,669
Skyworth Digital Company, Ltd.	12,400	21,876
Smoore International Holdings, Ltd. (B)	60,000	52,394
SOHO China, Ltd. (A)	109,500	11,064
Songcheng Performance Development Company, Ltd., Class A	9,900	14,588
SooChow Securities Company, Ltd., Class A	9,900	10,644
Southwest Securities Company, Ltd., Class A	37,000	21,367
State Grid Information & Communication Company, Ltd., Class A	6,100	13,135
Sun King Technology Group, Ltd. (A)	54,000	9,949
Sunflower Pharmaceutical Group Company, Ltd., Class A	9,100	36,028
Sungrow Power Supply Company, Ltd., Class A	3,600	41,955
Sunny Optical Technology Group Company, Ltd.	12,700	120,270
Sunresin New Materials Company, Ltd., Class A	3,150	22,227
Sunwoda Electronic Company, Ltd., Class A	2,800	5,969
Suplet Power Company, Ltd., Class A	5,070	12,361
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	16,727
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
China (continued)
SY Holdings Group, Ltd.	14,500	$9,280
Taiji Computer Corp., Ltd., Class A	1,000	4,125
Tangshan Jidong Cement Company, Ltd., Class A	15,300	14,910
TangShan Port Group Company, Ltd., Class A	56,300	28,756
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	6,832
Tayho Advanced Materials Group Company, Ltd., Class A	8,300	18,173
TBEA Company, Ltd., Class A	17,030	33,278
TCL Technology Group Corp., Class A (A)	56,650	33,216
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	14,200	33,203
Telling Telecommunication Holding Company, Ltd., Class A	13,500	23,873
Tencent Holdings, Ltd.	119,500	4,978,270
Tencent Music Entertainment Group, ADR (A)	11,162	94,989
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,458
The People’s Insurance Company Group of China, Ltd., H Shares	73,000	23,647
Three’s Company Media Group Company, Ltd., Class A	1,450	13,614
Tian Di Science & Technology Company, Ltd., Class A	31,500	22,764
Tian Lun Gas Holdings, Ltd.	15,000	6,608
Tian Shan Development Holding, Ltd. (A)(D)	32,000	7,263
Tiande Chemical Holdings, Ltd.	48,000	8,410
Tiangong International Company, Ltd.	50,000	14,961
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	4,300	18,625
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	5,404
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	35,800	22,306
Tianma Microelectronics Company, Ltd., Class A (A)	11,000	16,780
Tianneng Power International, Ltd.	36,700	30,154
Tianshui Huatian Technology Company, Ltd., Class A	20,000	25,072
Tibet Rhodiola Pharmaceutical Holding Company, Class A	4,000	29,135
Tibet Summit Resources Company, Ltd., Class A (A)	3,100	5,137
Tingyi Cayman Islands Holding Corp.	58,000	72,996
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	5,000	8,764
Tofflon Science & Technology Group Company, Ltd., Class A	6,100	16,013
Toly Bread Company, Ltd., Class A	8,232	9,597
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	15,982
Tongcheng Travel Holdings, Ltd. (A)	33,600	61,769
Tongdao Liepin Group (A)	35,600	27,574
TongFu Microelectronics Company, Ltd., Class A	7,600	24,233
Tongkun Group Company, Ltd., Class A (A)	6,000	11,441
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	12,492
Tongwei Company, Ltd., Class A	12,200	41,910
Topchoice Medical Corp., Class A (A)	600	6,894
Topsports International Holdings, Ltd. (B)	68,000	55,265
Transfar Zhilian Company, Ltd., Class A	12,300	8,301
TravelSky Technology, Ltd., H Shares	33,500	56,437
Trigiant Group, Ltd. (A)	82,000	3,259
Trina Solar Company, Ltd., Class A	2,106	7,963
Trip.com Group, Ltd., ADR (A)	5,891	207,245
Triumph New Energy Company, Ltd., H Shares (A)	12,000	6,568
Truking Technology, Ltd., Class A	9,200	15,032
Tsaker New Energy Tech Company, Ltd. (B)	22,500	3,077
Tsingtao Brewery Company, Ltd., H Shares	20,000	132,158
Tuniu Corp., ADR (A)	1,300	1,170
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	1,759	17,878
Uni-President China Holdings, Ltd.	71,600	45,796
Unisplendour Corp., Ltd., Class A (A)	6,100	17,300
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
United Strength Power Holdings, Ltd. (A)	11,000	$7,403
Universal Scientific Industrial Shanghai Company, Ltd., Class A	9,300	19,444
Valiant Company, Ltd., Class A	11,400	25,832
Vats Liquor Chain Store Management JSC, Ltd., Class A	3,800	10,377
Venus MedTech Hangzhou, Inc., H Shares (A)(B)	6,000	4,241
Victory Giant Technology Huizhou Company, Ltd., Class A	8,100	21,881
Vipshop Holdings, Ltd., ADR (A)	8,708	139,589
Viva Biotech Holdings (A)(B)	93,000	13,545
VNET Group, Inc., ADR (A)	1,200	3,360
Walvax Biotechnology Company, Ltd., Class A	1,900	6,589
Wangneng Environment Company, Ltd., Class A	8,000	17,001
Wanguo International Mining Group, Ltd.	42,000	19,297
Wanhua Chemical Group Company, Ltd., Class A	4,800	54,229
Wanxiang Qianchao Company, Ltd., Class A	26,200	20,237
Weibo Corp., ADR	2,088	21,110
Weibo Corp., Class A	1,420	14,817
Weichai Power Company, Ltd., H Shares	32,600	59,985
Weihai Guangwei Composites Company, Ltd., Class A	5,600	19,535
Weiqiao Textile Company, H Shares (A)	12,500	2,744
Wens Foodstuffs Group Company, Ltd., Class A	14,300	38,628
West China Cement, Ltd.	162,000	14,287
Will Semiconductor Company, Ltd., Class A	1,755	26,630
Wingtech Technology Company, Ltd., Class A (A)	1,300	8,794
Wolong Electric Group Company, Ltd., Class A	11,800	20,416
Wuchan Zhongda Group Company, Ltd., Class A	20,600	13,344
Wuhan DR Laser Technology Corp., Ltd., Class A	1,536	12,525
Wuhan Guide Infrared Company, Ltd., Class A	11,284	12,285
Wuhu Token Science Company, Ltd., Class A	16,200	15,742
Wuliangye Yibin Company, Ltd., Class A	6,000	125,130
WUS Printed Circuit Kunshan Company, Ltd., Class A	12,100	35,095
WuXi AppTec Company, Ltd., H Shares (B)	7,740	90,541
WuXi Biologics Cayman, Inc. (A)(B)	27,500	152,682
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,400	19,827
Wuxi Taiji Industry Company, Ltd., Class A (A)	8,400	9,002
XCMG Construction Machinery Company, Ltd., Class A	18,900	14,654
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)	65,000	24,234
Xiamen Bank Company, Ltd., Class A	25,600	18,275
Xiamen Faratronic Company, Ltd., Class A	700	9,229
Xiamen Intretech, Inc., Class A	4,300	11,336
Xiamen ITG Group Corp., Ltd., Class A	19,400	18,361
Xiamen Kingdomway Group Company, Class A	4,500	11,245
Xiamen Tungsten Company, Ltd., Class A	5,100	12,294
Xiamen Xiangyu Company, Ltd., Class A	16,000	14,854
Xi’an Triangle Defense Company, Ltd., Class A	3,000	11,852
Xiaomi Corp., Class B (A)(B)	53,600	106,988
Xilinmen Furniture Company, Ltd., Class A	4,200	10,934
Xinfengming Group Company, Ltd., Class A (A)	9,300	15,728
Xingda International Holdings, Ltd.	41,066	7,783
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	19,703
Xinjiang Tianshan Cement Company, Ltd., Class A	15,100	14,689
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares	65,000	6,979
Xinte Energy Company, Ltd., H Shares (A)	20,800	26,647
Xinxing Ductile Iron Pipes Company, Ltd., Class A	28,300	15,449
Xinyi Energy Holdings, Ltd.	138,757	23,229
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
China (continued)
Xinyi Solar Holdings, Ltd.	240,127	$137,758
Xinyu Iron & Steel Company, Ltd., Class A	22,200	11,765
XPeng, Inc., A Shares (A)	5,200	43,335
Xtep International Holdings, Ltd.	63,804	36,843
Yadea Group Holdings, Ltd. (B)	40,000	75,218
Yangling Metron New Material, Inc.	3,900	19,001
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (B)	10,500	11,935
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	15,756
Yankershop Food Company, Ltd., Class A	2,100	23,828
Yankuang Energy Group Company, Ltd., H Shares	78,000	144,898
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	4,847
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	3,400	14,114
Yantai Zhenghai Magnetic Material Company, Ltd., Class A	8,500	14,258
Yeahka, Ltd. (A)	10,800	19,303
Yealink Network Technology Corp., Ltd., Class A	1,400	6,319
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	27,600	33,741
Yifan Pharmaceutical Company, Ltd., Class A (A)	11,500	26,763
Yifeng Pharmacy Chain Company, Ltd., Class A	3,780	20,203
Yihai International Holding, Ltd. (A)	27,000	44,992
Yintai Gold Company, Ltd., Class A	15,400	32,035
Yiren Digital, Ltd., ADR (A)	1,046	2,960
Yixin Group, Ltd. (B)	146,000	11,400
Yixintang Pharmaceutical Group Company, Ltd., Class A	4,100	14,679
Yonfer Agricultural Technology Company, Ltd., Class A	7,600	12,107
YongXing Special Materials Technology Company, Ltd., Class A	1,170	7,219
Youngor Group Company, Ltd., Class A	24,900	23,694
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Youzu Interactive Company, Ltd., Class A (A)	13,400	21,567
YTO Express Group Company, Ltd., Class A	6,700	12,357
Yum China Holdings, Inc.	2,700	113,947
Yum China Holdings, Inc. (New York Stock Exchange)	3,785	163,436
Yunda Holding Company, Ltd., Class A	6,300	7,589
Yunnan Aluminium Company, Ltd., Class A	7,000	12,629
Yunnan Baiyao Group Company, Ltd., Class A	1,120	7,899
Yunnan Copper Company, Ltd., Class A	8,600	12,862
Yunnan Energy New Material Company, Ltd., Class A	1,900	15,701
Yunnan Tin Company, Ltd., Class A	6,000	11,607
Zangge Mining Company, Ltd., Class A	3,400	11,403
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	28,379
Zhaojin Mining Industry Company, Ltd., H Shares	31,000	40,150
Zhefu Holding Group Company, Ltd., Class A	19,600	10,058
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	15,416
Zhejiang Cfmoto Power Company, Ltd., Class A	1,700	22,590
Zhejiang China Commodities City Group Company, Ltd., Class A	19,000	21,172
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	16,306
Zhejiang Communications Technology Company, Ltd., Class A	36,260	18,836
Zhejiang Crystal-Optech Company, Ltd., Class A	11,700	21,396
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	8,672
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	13,634
Zhejiang Expressway Company, Ltd., H Shares	42,000	26,596
Zhejiang Garden Biopharmaceutical Company, Ltd., Class A	9,200	13,771
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,200	9,646
Zhejiang Huace Film & Television Company, Ltd., Class A	28,100	24,074
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	$14,054
Zhejiang Huayou Cobalt Company, Ltd., Class A	4,090	18,409
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	13,100	15,467
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	4,200	25,422
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	10,900	20,769
Zhejiang Jinke Tom Culture Industry Company, Ltd., Class A (A)	5,400	3,677
Zhejiang Jiuzhou Pharmaceutical Company, Ltd., Class A	4,200	16,161
Zhejiang Medicine Company, Ltd., Class A	11,700	18,559
Zhejiang Narada Power Source Company, Ltd., Class A (A)	10,100	18,604
Zhejiang NHU Company, Ltd., Class A	8,760	20,896
Zhejiang Orient Financial Holdings Group Company, Ltd., Class A	39,800	20,577
Zhejiang Orient Gene Biotech Company, Ltd., Class A	1,920	10,542
Zhejiang Qianjiang Motorcycle Company, Ltd., Class A	6,000	11,384
Zhejiang Semir Garment Company, Ltd., Class A	18,564	15,996
Zhejiang Supor Company, Ltd., Class A	2,600	19,049
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A (A)	2,700	8,846
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	21,700	16,187
Zhejiang Weiming Environment Protection Company, Ltd., Class A	5,000	12,405
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	8,385
Zhejiang Windey Company, Ltd., Class A	9,880	14,591
Zhejiang Wolwo Bio-Pharmaceutical Company, Ltd., Class A	3,700	15,594
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	12,800	22,151
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	7,280	9,545
Zhejiang Yinlun Machinery Company, Ltd., Class A	10,100	26,103
Zhejiang Yongtai Technology Company, Ltd., Class A	4,700	7,891
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	15,409
Zheshang Securities Company, Ltd., Class A	6,600	9,715
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	25,200	63,584
Zhongjin Gold Corp., Ltd., Class A	8,100	12,259
Zhongsheng Group Holdings, Ltd.	39,000	93,196
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	5,716
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	1,881
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	59,000	17,382
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	7,900	24,946
Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,600	11,760
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	7,921
Zijin Mining Group Company, Ltd., H Shares	135,384	214,398
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	31,725
ZTE Corp., H Shares	11,000	23,979
ZTO Express Cayman, Inc.	3,400	75,696
ZTO Express Cayman, Inc., ADR	2,612	58,300
Colombia 0.1%		238,247
Almacenes Exito SA, BDR (A)	3,970	13,776
Bancolombia SA	4,905	38,743
Bancolombia SA, ADR	866	23,893
Celsia SA ESP	23,575	14,089
Cementos Argos SA	15,832	21,841
Corp. Financiera Colombiana SA	11,193	33,279
Ecopetrol SA	35,863	22,505
Grupo Argos SA	8,087	20,943
Grupo Energia Bogota SA ESP	17,578	8,317
Grupo Nutresa SA	1,217	15,146
Interconexion Electrica SA ESP	5,293	19,981
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Colombia (continued)
Mineros SA	13,747	$5,734
Cyprus 0.0%		15,760
ASBISc Enterprises PLC	2,323	15,760
Czech Republic 0.1%		185,287
CEZ AS	2,396	106,038
Komercni banka AS	922	28,569
Moneta Money Bank AS (B)	9,720	38,004
Philip Morris CR AS	18	12,676
Egypt 0.0%		35,493
Commercial International Bank Egypt SAE, GDR	25,345	35,493
Greece 0.5%		898,427
Aegean Airlines SA (A)	2,256	28,144
Alpha Services and Holdings SA (A)	39,561	67,309
Athens Water Supply & Sewage Company SA	1,181	7,459
Autohellas Tourist and Trading SA	2,183	29,012
Bank of Greece	1,576	25,223
Ellaktor SA (A)	7,815	18,570
ElvalHalcor SA	6,076	12,357
Entersoft SA Software Development & Related Services Company	2,018	13,656
Epsilon Net SA	1,800	19,005
Eurobank Ergasias Services and Holdings SA (A)	32,119	59,207
FF Group (A)(D)	6,657	10,869
Fourlis Holdings SA	2,166	9,797
GEK Terna Holding Real Estate Construction SA (A)	2,705	38,983
Hellenic Exchanges - Athens Stock Exchange SA	1,960	11,133
Hellenic Telecommunications Organization SA	2,296	33,706
HELLENiQ ENERGY Holdings SA	3,154	26,174
Holding Company ADMIE IPTO SA	8,138	18,616
Intracom Holdings SA (A)	9,888	28,842
JUMBO SA	2,588	67,793
LAMDA Development SA (A)	2,618	18,815
Motor Oil Hellas Corinth Refineries SA	2,910	78,714
Mytilineos SA	1,151	46,073
National Bank of Greece SA (A)	10,785	73,919
OPAP SA	2,249	35,964
Piraeus Financial Holdings SA (A)	6,799	24,226
Piraeus Port Authority SA	458	11,591
Public Power Corp. SA (A)	2,489	29,299
Quest Holdings SA	1,482	8,831
Sarantis SA	1,766	15,035
Terna Energy SA	1,051	17,920
Thrace Plastics Holding and Company	2,689	12,185
Hong Kong 2.6%		4,681,939
Alibaba Health Information Technology, Ltd. (A)	24,000	13,616
Alibaba Pictures Group, Ltd. (A)	570,000	38,622
Alliance International Education Leasing Holdings, Ltd. (A)(B)	13,000	2,196
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
APT Satellite Holdings, Ltd.	70,000	19,795
Beijing Energy International Holding Company, Ltd.	146,000	2,993
Beijing Enterprises Holdings, Ltd.	25,930	85,968
Beijing Enterprises Water Group, Ltd.	212,000	42,594
Beijing Tong Ren Tang Chinese Medicine Company, Ltd.	12,000	19,326
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
BOE Varitronix, Ltd.	15,000	$15,046
Bosideng International Holdings, Ltd.	174,000	72,963
Brilliance China Automotive Holdings, Ltd.	170,000	91,251
C C Land Holdings, Ltd.	240,540	45,512
C&D International Investment Group, Ltd.	27,670	56,597
Canvest Environmental Protection Group Company, Ltd.	36,000	16,586
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN Mining Company, Ltd. (A)	130,000	27,019
CGN New Energy Holdings Company, Ltd.	64,000	15,470
China Aircraft Leasing Group Holdings, Ltd.	12,000	5,741
China Chengtong Development Group, Ltd.	158,000	1,740
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,425
China Education Group Holdings, Ltd.	48,000	29,153
China Electronics Huada Technology Company, Ltd.	72,000	13,276
China Everbright Environment Group, Ltd.	128,111	42,126
China Everbright, Ltd.	51,000	29,440
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,041
China Foods, Ltd.	58,000	19,534
China Gas Holdings, Ltd.	141,200	129,461
China Glass Holdings, Ltd. (A)	50,000	4,412
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	5,589
China Jinmao Holdings Group, Ltd.	207,099	23,559
China Lumena New Materials Corp. (A)(D)	31,800	0
China Medical System Holdings, Ltd.	76,800	147,524
China Merchants Land, Ltd.	86,000	3,411
China Merchants Port Holdings Company, Ltd.	57,277	73,317
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Oil & Gas Group, Ltd. (A)	337,040	10,601
China Overseas Grand Oceans Group, Ltd.	121,509	40,611
China Overseas Land & Investment, Ltd.	51,000	94,170
China Overseas Property Holdings, Ltd.	50,667	41,294
China Power International Development, Ltd.	111,666	41,033
China Properties Group, Ltd. (A)(D)	19,000	908
China Resources Beer Holdings Company, Ltd.	33,981	153,183
China Resources Cement Holdings, Ltd.	133,518	30,746
China Resources Gas Group, Ltd.	38,000	119,097
China Resources Land, Ltd.	76,444	279,876
China Resources Power Holdings Company, Ltd.	40,882	78,827
China Ruyi Holdings, Ltd. (A)	112,000	25,373
China South City Holdings, Ltd.	146,000	6,727
China State Construction Development Holdings, Ltd.	38,000	10,938
China State Construction International Holdings, Ltd.	90,000	104,412
China Taiping Insurance Holdings Company, Ltd.	75,110	68,232
China Traditional Chinese Medicine Holdings Company, Ltd.	150,000	76,692
China Travel International Investment Hong Kong, Ltd.	146,000	26,724
China Water Affairs Group, Ltd.	36,000	20,437
China Water Industry Group, Ltd. (A)	60,000	962
CIMC Enric Holdings, Ltd.	34,000	29,343
CITIC Resources Holdings, Ltd.	420,000	17,769
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	9,677
Comba Telecom Systems Holdings, Ltd.	62,000	7,307
Concord New Energy Group, Ltd.	420,000	36,054
COSCO SHIPPING International Hong Kong Company, Ltd.	32,000	11,437
COSCO SHIPPING Ports, Ltd.	80,150	53,829
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Hong Kong (continued)
Cosmopolitan International Holdings, Ltd. (A)	15,000	$8,882
Crazy Sports Group, Ltd. (A)	186,000	2,570
CSSC Hong Kong Shipping Company, Ltd.	76,000	13,038
CWT International, Ltd. (A)(D)	680,000	3,134
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	10,250
Essex Bio-technology, Ltd.	23,000	7,614
EVA Precision Industrial Holdings, Ltd.	146,000	13,993
Far East Horizon, Ltd.	68,000	49,789
GCL Technology Holdings, Ltd.	309,000	41,105
Geely Automobile Holdings, Ltd.	173,000	188,238
Gemdale Properties & Investment Corp., Ltd.	288,000	9,390
Glorious Property Holdings, Ltd. (A)	516,000	653
Goldlion Holdings, Ltd.	122,000	15,762
Grand Pharmaceutical Group, Ltd.	56,000	31,781
Guangdong Investment, Ltd.	70,000	48,582
Gushengtang Holdings, Ltd.	1,700	11,037
Health & Happiness H&H International Holdings, Ltd.	13,000	18,135
Hi Sun Technology China, Ltd. (A)	105,000	6,863
Hopson Development Holdings, Ltd. (A)	59,734	34,150
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,177
Huanxi Media Group, Ltd. (A)	40,000	3,882
IMAX China Holding, Inc. (B)	7,300	6,486
Inspur Digital Enterprise Technology, Ltd.	28,000	8,251
Intron Technology Holdings, Ltd.	13,000	4,770
Jinchuan Group International Resources Company, Ltd.	322,000	18,962
Joy Spreader Group, Inc. (A)	63,000	1,386
JS Global Lifestyle Company, Ltd. (B)	56,000	9,475
Ju Teng International Holdings, Ltd.	59,722	9,119
Kingboard Holdings, Ltd.	33,148	79,802
Kingboard Laminates Holdings, Ltd.	35,000	30,485
Kunlun Energy Company, Ltd.	144,000	133,063
Lee & Man Chemical Company, Ltd.	14,000	5,344
Lee & Man Paper Manufacturing, Ltd.	70,000	19,273
LK Technology Holdings, Ltd.	19,250	14,355
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	3,755
Mingfa Group International Company, Ltd. (A)	995,000	26,170
Minmetals Land, Ltd. (A)	126,000	4,898
Mobvista, Inc. (A)(B)	21,000	7,898
Nan Hai Corp., Ltd. (A)(D)	1,900,000	7,662
Nine Dragons Paper Holdings, Ltd. (A)	57,000	28,542
Orient Overseas International, Ltd.	5,500	66,130
PAX Global Technology, Ltd.	50,000	36,987
Perennial Energy Holdings, Ltd.	20,000	2,199
Poly Property Group Company, Ltd.	164,870	33,928
Pou Sheng International Holdings, Ltd.	144,000	12,723
Prinx Chengshan Holdings, Ltd.	10,500	8,831
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,943
Shandong Hi-Speed New Energy Group, Ltd. (A)	26,857	8,036
Shanghai Industrial Holdings, Ltd.	19,041	22,863
Shanghai Industrial Urban Development Group, Ltd. (A)	115,349	5,395
Shenzhen International Holdings, Ltd.	68,583	50,612
Shenzhen Investment, Ltd.	149,175	21,555
Shimao Group Holdings, Ltd. (A)	79,000	6,574
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Shoucheng Holdings, Ltd.	81,600	$13,802
Shougang Fushan Resources Group, Ltd.	145,268	52,463
Silver Grant International Holdings Group, Ltd. (A)	72,334	1,948
Sino Biopharmaceutical, Ltd.	376,750	184,807
Sinofert Holdings, Ltd. (A)	118,000	13,137
Sinolink Worldwide Holdings, Ltd. (A)	576,000	7,383
Sinopec Kantons Holdings, Ltd.	62,000	24,112
Skyworth Group, Ltd.	64,884	25,499
SMI Holdings Group, Ltd. (A)(D)	228,889	14,651
SSY Group, Ltd.	60,733	37,531
Sun Art Retail Group, Ltd.	136,500	23,240
Symphony Holdings, Ltd.	170,000	18,500
TCL Electronics Holdings, Ltd. (A)	39,600	13,357
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,835
The Wharf Holdings, Ltd.	18,000	46,787
Tian An China Investment Company, Ltd.	202,000	95,572
Tianjin Port Development Holdings, Ltd.	154,000	9,261
Tibet Water Resources, Ltd. (A)	149,000	5,439
Towngas Smart Energy Company, Ltd. (A)	46,985	19,955
Truly International Holdings, Ltd.	101,000	8,917
United Energy Group, Ltd.	316,000	29,839
Vinda International Holdings, Ltd.	17,000	43,712
Want Want China Holdings, Ltd.	109,000	63,825
Wasion Holdings, Ltd.	32,000	12,775
Yuexiu Property Company, Ltd.	60,503	55,110
Yuexiu Transport Infrastructure, Ltd.	36,000	19,546
Zhongyu Energy Holdings, Ltd. (A)	20,006	13,266
Zhuguang Holdings Group Company, Ltd. (A)	60,000	2,611
Hungary 0.2%		339,369
Magyar Telekom Telecommunications PLC	15,420	26,063
MOL Hungarian Oil & Gas PLC	16,903	134,616
OTP Bank NYRT	3,368	140,142
Richter Gedeon NYRT	1,529	38,548
India 17.9%		32,031,721
360 ONE WAM, Ltd.	6,676	46,059
3i Infotech, Ltd. (A)	19,757	11,014
3M India, Ltd.	53	19,707
Aarti Drugs, Ltd.	1,658	9,684
Aarti Industries, Ltd.	4,856	32,324
Aarti Pharmalabs, Ltd. (A)	1,214	5,945
Aavas Financiers, Ltd. (A)	2,400	41,555
ABB India, Ltd.	360	19,222
Abbott India, Ltd.	167	47,720
ACC, Ltd.	1,699	38,446
Action Construction Equipment, Ltd.	5,008	50,540
Adani Energy Solutions, Ltd. (A)	2,387	24,999
Adani Enterprises, Ltd.	562	15,970
Adani Green Energy, Ltd. (A)	2,176	26,958
Adani Ports & Special Economic Zone, Ltd.	8,372	83,164
Adani Power, Ltd. (A)	5,478	28,609
Adani Total Gas, Ltd.	2,852	24,271
ADF Foods, Ltd.	2,630	6,755
Aditya Birla Capital, Ltd. (A)	17,144	34,753
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
Advanced Enzyme Technologies, Ltd.	4,002	$15,884
Aegis Logistics, Ltd.	7,126	31,819
Affle India, Ltd. (A)	994	13,314
Ahluwalia Contracts India, Ltd.	1,486	14,447
AIA Engineering, Ltd.	1,053	45,514
Ajanta Pharma, Ltd.	1,365	32,301
Akzo Nobel India, Ltd.	703	20,676
Alembic Pharmaceuticals, Ltd.	4,003	35,775
Alkem Laboratories, Ltd.	727	41,611
Alkyl Amines Chemicals	763	19,848
Allcargo Logistics, Ltd.	2,220	6,989
Allcargo Terminals, Ltd.	2,220	1,356
Amara Raja Energy & Mobility, Ltd.	5,069	43,170
Amber Enterprises India, Ltd. (A)	848	31,056
Ambuja Cements, Ltd.	8,075	42,536
Anant Raj, Ltd.	12,879	41,389
Angel One, Ltd.	1,709	62,878
Apar Industries, Ltd.	1,016	68,648
APL Apollo Tubes, Ltd.	3,653	75,761
Apollo Hospitals Enterprise, Ltd.	1,672	111,322
Apollo Tyres, Ltd.	15,576	80,032
Arvind Fashions, Ltd.	8,233	43,308
Arvind, Ltd.	13,022	35,278
Asahi India Glass, Ltd.	4,311	29,359
Ashok Leyland, Ltd.	46,722	102,562
Ashoka Buildcon, Ltd. (A)	9,141	15,415
Asian Paints, Ltd.	5,668	212,414
Astec Lifesciences, Ltd.	479	6,841
Aster DM Healthcare, Ltd. (A)(B)	5,256	23,940
Astra Microwave Products, Ltd.	2,653	18,425
Astral, Ltd.	2,093	48,498
Atul, Ltd.	438	34,613
AU Small Finance Bank, Ltd. (B)	3,630	32,257
Aurobindo Pharma, Ltd.	5,545	69,444
Avanti Feeds, Ltd.	3,600	16,955
Avenue Supermarts, Ltd. (A)(B)	825	39,092
Axis Bank, Ltd.	63,353	815,248
Bajaj Auto, Ltd.	876	63,987
Bajaj Consumer Care, Ltd.	5,535	14,700
Bajaj Finance, Ltd.	3,417	292,438
Bajaj Finserv, Ltd.	2,809	56,533
Bajaj Hindusthan Sugar, Ltd. (A)	64,978	24,602
Bajaj Holdings & Investment, Ltd.	498	44,091
Balaji Amines, Ltd.	628	15,190
Balkrishna Industries, Ltd.	1,998	61,774
Balmer Lawrie & Company, Ltd.	6,237	11,760
Balrampur Chini Mills, Ltd.	6,172	34,928
Bandhan Bank, Ltd. (B)	12,034	32,875
Bank of Baroda	27,922	66,364
Bank of India	16,723	20,850
Bank of Maharashtra	68,107	36,090
Bannari Amman Sugars, Ltd.	62	1,844
BASF India, Ltd.	543	19,098
Bata India, Ltd.	2,488	48,560
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Bayer CropScience, Ltd.	513	$32,923
BEML, Ltd.	785	23,187
Berger Paints India, Ltd.	5,244	36,128
Berger Paints India, Ltd., Bonus Shares (A)	1,048	7,218
Bharat Dynamics, Ltd.	1,202	16,744
Bharat Electronics, Ltd.	67,597	118,556
Bharat Forge, Ltd.	4,094	55,137
Bharat Heavy Electricals, Ltd.	35,750	73,279
Bharat Petroleum Corp., Ltd.	12,803	67,195
Bharat Rasayan, Ltd.	84	9,085
Bharti Airtel, Ltd.	55,404	675,497
Birla Corp., Ltd.	940	15,402
Birlasoft, Ltd.	10,463	79,317
Blue Dart Express, Ltd.	317	26,810
Blue Star, Ltd.	3,766	44,946
Bombay Burmah Trading Company	1,501	24,762
Borosil Renewables, Ltd. (A)	1,436	7,623
Bosch, Ltd.	149	38,979
Brigade Enterprises, Ltd.	5,586	54,853
Brightcom Group, Ltd. (A)	55,682	11,354
Britannia Industries, Ltd.	2,120	123,702
BSE, Ltd.	1,323	39,471
Camlin Fine Sciences, Ltd. (A)	12,266	19,878
Can Fin Homes, Ltd.	3,284	30,839
Canara Bank	12,044	58,509
Capacit’e Infraprojects, Ltd. (A)	2,705	8,169
Caplin Point Laboratories, Ltd.	742	11,110
Carborundum Universal, Ltd.	4,213	59,247
Care Ratings, Ltd.	1,862	20,398
Castrol India, Ltd.	18,453	30,615
CCL Products India, Ltd.	3,414	26,937
Ceat, Ltd.	1,368	34,464
Central Bank of India (A)	65,876	34,743
Central Depository Services India, Ltd.	2,294	52,033
Century Enka, Ltd.	2,505	12,589
Century Plyboards India, Ltd.	2,506	19,410
Century Textiles & Industries, Ltd.	1,858	28,158
Cera Sanitaryware, Ltd.	172	17,697
CESC, Ltd.	16,270	18,969
CG Power & Industrial Solutions, Ltd.	13,946	75,587
Chambal Fertilizers & Chemicals, Ltd.	11,243	42,823
Chennai Petroleum Corp., Ltd.	3,148	25,383
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	7,320
Cholamandalam Financial Holdings, Ltd.	5,111	60,370
Cholamandalam Investment and Finance Company, Ltd.	6,581	88,420
CIE Automotive India, Ltd.	5,462	31,341
Cigniti Technologies, Ltd.	1,819	25,002
Cipla, Ltd.	8,288	120,651
City Union Bank, Ltd.	16,091	28,448
Coal India, Ltd.	23,798	97,957
Cochin Shipyard, Ltd. (B)	2,563	37,067
Coforge, Ltd.	1,616	111,967
Colgate-Palmolive India, Ltd.	2,924	76,726
Computer Age Management Services, Ltd.	1,327	45,065
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
India (continued)
Confidence Petroleum India, Ltd.	23,930	$28,033
Container Corp. of India, Ltd.	5,281	49,092
Coromandel International, Ltd.	6,243	87,396
Cosmo First, Ltd.	742	5,416
CreditAccess Grameen, Ltd. (A)	3,019	61,477
CRISIL, Ltd.	733	37,702
Crompton Greaves Consumer Electricals, Ltd.	21,222	72,613
CSB Bank, Ltd. (A)	7,509	34,912
Cummins India, Ltd.	2,657	60,520
Cyient, Ltd.	3,035	70,797
Dabur India, Ltd.	7,764	50,278
Dalmia Bharat, Ltd.	1,599	42,988
DCB Bank, Ltd.	11,434	15,415
DCM Shriram, Ltd.	1,679	19,370
DCW, Ltd.	19,322	11,966
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	22,570
Deepak Nitrite, Ltd.	2,659	70,249
Delta Corp., Ltd.	8,433	14,816
DEN Networks, Ltd. (A)	139	91
Dhampur Sugar Mills, Ltd.	2,251	7,421
Dhani Services, Ltd. (A)	12,484	5,974
Dhanuka Agritech, Ltd.	1,093	12,425
Digidrive Distributors, Ltd. (A)(D)	457	738
Dilip Buildcon, Ltd. (B)	2,723	12,957
Dish TV India, Ltd. (A)	101,439	22,956
Dishman Carbogen Amcis, Ltd. (A)	1,354	2,662
Divi’s Laboratories, Ltd.	1,745	79,122
Dixon Technologies India, Ltd.	1,286	84,985
DLF, Ltd.	6,985	52,538
Dr. Lal PathLabs, Ltd. (B)	935	30,254
Dr. Reddy’s Laboratories, Ltd.	2,762	191,775
Dr. Reddy’s Laboratories, Ltd., ADR	263	18,384
Dwarikesh Sugar Industries, Ltd.	18,987	20,768
eClerx Services, Ltd.	1,410	46,006
Edelweiss Financial Services, Ltd.	26,662	24,227
Eicher Motors, Ltd.	1,831	85,408
EID Parry India, Ltd.	5,725	36,833
EIH, Ltd.	9,617	27,418
Electrosteel Castings, Ltd.	19,684	27,307
Elgi Equipments, Ltd.	5,316	33,871
Emami, Ltd.	11,193	68,206
Endurance Technologies, Ltd. (B)	1,718	34,584
Engineers India, Ltd.	20,066	35,492
Epiqral, Ltd.	811	8,820
EPL, Ltd.	5,314	12,451
Equitas Small Finance Bank, Ltd. (B)	22,252	24,990
Eris Lifesciences, Ltd. (A)(B)	1,141	12,758
ESAB India, Ltd.	249	17,698
Escorts Kubota, Ltd.	704	26,717
Everest Industries, Ltd.	1,241	16,915
Exide Industries, Ltd.	19,965	68,269
FDC, Ltd. (A)	3,870	18,220
Federal Bank, Ltd.	57,182	101,341
Filatex India, Ltd.	28,608	16,812
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Fine Organic Industries, Ltd.	295	$15,004
Finolex Cables, Ltd.	3,467	40,281
Finolex Industries, Ltd.	10,174	25,163
Firstsource Solutions, Ltd.	15,042	32,174
Fortis Healthcare, Ltd.	13,636	62,638
FSN E-Commerce Ventures, Ltd. (A)	14,286	29,924
GAIL India, Ltd.	56,740	89,813
Galaxy Surfactants, Ltd.	606	20,707
Garware Technical Fibres, Ltd.	570	23,038
Gateway Distriparks, Ltd.	11,344	13,881
GE T&D India, Ltd. (A)	2,788	14,075
General Insurance Corp. of India (B)	3,510	13,455
GHCL Textiles, Ltd. (A)	3,822	3,219
GHCL, Ltd.	3,822	25,259
Gillette India, Ltd.	409	31,283
GlaxoSmithKline Pharmaceuticals, Ltd.	911	18,062
Glenmark Pharmaceuticals, Ltd.	6,753	63,348
GMM Pfaudler, Ltd.	938	16,799
GMR Airports Infrastructure, Ltd. (A)	68,540	49,468
Godawari Power & Ispat, Ltd.	1,530	12,591
Godfrey Phillips India, Ltd.	824	20,073
Godrej Agrovet, Ltd. (B)	1,484	8,919
Godrej Consumer Products, Ltd.	4,063	49,307
Godrej Industries, Ltd. (A)	1,720	13,446
Godrej Properties, Ltd. (A)	2,069	46,660
Granules India, Ltd.	7,924	38,089
Graphite India, Ltd.	3,367	20,301
Grasim Industries, Ltd.	4,113	99,170
Greaves Cotton, Ltd.	10,536	16,693
Greenlam Industries, Ltd.	913	6,351
Greenpanel Industries, Ltd.	2,085	8,644
Greenply Industries, Ltd.	3,816	9,008
Grindwell Norton, Ltd.	1,284	32,052
Gujarat Alkalies & Chemicals, Ltd.	2,634	22,787
Gujarat Ambuja Exports, Ltd.	9,856	44,161
Gujarat Fluorochemicals, Ltd.	595	20,378
Gujarat Gas, Ltd.	4,540	23,599
Gujarat Mineral Development Corp., Ltd.	5,011	24,816
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	5,081	41,875
Gujarat Pipavav Port, Ltd.	15,877	26,839
Gujarat State Fertilizers & Chemicals, Ltd.	6,340	14,706
Gujarat State Petronet, Ltd.	18,051	62,421
Gulf Oil Lubricants India, Ltd.	1,134	9,451
Happiest Minds Technologies, Ltd.	1,755	17,673
Hatsun Agro Product, Ltd.	2,985	39,008
Havells India, Ltd.	3,347	52,431
HBL Power Systems, Ltd.	1,163	5,072
HCL Technologies, Ltd.	19,588	315,421
HDFC Asset Management Company, Ltd. (B)	1,807	63,895
HDFC Bank, Ltd.	42,151	789,106
HDFC Life Insurance Company, Ltd. (B)	3,030	25,195
HealthCare Global Enterprises, Ltd. (A)	4,706	20,810
HEG, Ltd.	690	13,566
HeidelbergCement India, Ltd.	5,347	12,398
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
India (continued)
Heritage Foods, Ltd.	2,446	$6,971
Hero MotoCorp, Ltd.	3,824	175,215
HFCL, Ltd.	27,725	22,221
Hikal, Ltd.	4,873	16,587
HIL, Ltd.	253	8,299
Himadri Speciality Chemical, Ltd.	8,292	27,282
Hindalco Industries, Ltd.	29,641	183,947
Hinduja Global Solutions, Ltd.	853	10,286
Hindustan Aeronautics, Ltd.	3,370	96,003
Hindustan Construction Company, Ltd. (A)	62,155	22,383
Hindustan Copper, Ltd.	7,650	16,040
Hindustan Petroleum Corp., Ltd. (A)	13,330	55,603
Hindustan Unilever, Ltd.	6,449	196,568
Hitachi Energy India, Ltd.	410	22,953
Hle Glascoat, Ltd.	1,545	9,944
I G Petrochemicals, Ltd.	1,432	7,652
ICICI Bank, Ltd.	68,453	764,587
ICICI Lombard General Insurance Company, Ltd. (B)	4,574	81,630
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	32,090
ICICI Securities, Ltd. (B)	5,018	40,920
ICRA, Ltd.	286	18,663
IDFC First Bank, Ltd. (A)	79,973	82,506
IDFC, Ltd.	60,709	86,335
IIFL Finance, Ltd.	11,461	83,460
IIFL Securities, Ltd.	25,293	35,087
India Glycols, Ltd.	1,050	9,024
Indiabulls Housing Finance, Ltd.	11,122	27,116
Indiabulls Real Estate, Ltd. (A)	22,443	22,340
Indian Bank	7,502	35,437
Indian Energy Exchange, Ltd. (B)	15,714	27,210
Indian Oil Corp., Ltd.	37,365	50,276
Indian Railway Catering & Tourism Corp., Ltd.	3,902	32,974
Indian Railway Finance Corp., Ltd. (B)	37,742	33,799
Indo Count Industries, Ltd.	5,802	21,487
Indoco Remedies, Ltd.	2,184	9,501
Indraprastha Gas, Ltd.	4,812	22,492
Indus Towers, Ltd. (A)	32,262	71,407
IndusInd Bank, Ltd.	7,339	129,391
Infibeam Avenues, Ltd.	7,848	1,885
Info Edge India, Ltd.	1,426	78,824
Infosys, Ltd.	75,427	1,318,258
Ingersoll Rand India, Ltd.	449	15,866
Intellect Design Arena, Ltd.	4,460	39,347
InterGlobe Aviation, Ltd. (A)(B)	1,962	63,495
IOL Chemicals and Pharmaceuticals, Ltd.	2,378	12,907
Ipca Laboratories, Ltd.	5,746	78,357
IRB Infrastructure Developers, Ltd.	79,840	35,583
ISGEC Heavy Engineering, Ltd.	1,756	19,686
ITC, Ltd.	71,084	372,409
ITD Cementation India, Ltd.	3,807	12,323
ITI, Ltd. (A)	7,849	25,288
J Kumar Infraprojects, Ltd.	3,610	18,467
Jaiprakash Power Ventures, Ltd. (A)	246,265	38,896
Jamna Auto Industries, Ltd.	8,736	11,760
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
JB Chemicals & Pharmaceuticals, Ltd.	2,540	$45,488
JBM Auto, Ltd.	574	8,684
Jindal Saw, Ltd.	6,447	35,550
Jindal Stainless, Ltd.	31,589	188,508
Jindal Steel & Power, Ltd.	15,368	123,827
Jio Financial Services, Ltd. (A)	30,170	83,657
JK Cement, Ltd.	1,466	63,922
JK Lakshmi Cement, Ltd.	1,846	18,250
JK Paper, Ltd.	7,345	32,342
JK Tyre & Industries, Ltd.	5,594	23,723
JM Financial, Ltd.	20,631	20,731
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	1,775
JSW Energy, Ltd.	12,147	59,553
JSW Steel, Ltd.	16,414	157,472
Jubilant Foodworks, Ltd.	15,602	105,156
Jubilant Ingrevia, Ltd.	4,911	25,424
Jubilant Pharmova, Ltd.	4,250	21,828
Just Dial, Ltd. (A)	1,217	10,573
Jyothy Labs, Ltd.	3,881	20,311
Kajaria Ceramics, Ltd.	3,087	49,497
Kalpataru Projects International, Ltd.	4,585	36,436
Kansai Nerolac Paints, Ltd.	7,063	26,933
Kaveri Seed Company, Ltd.	1,406	10,178
KEC International, Ltd.	5,101	35,519
KEI Industries, Ltd.	2,209	76,348
Kennametal India, Ltd.	385	10,758
Kesoram Industries, Ltd. (A)	22,225	37,330
Kirloskar Brothers, Ltd.	1,081	12,831
Kirloskar Ferrous Industries, Ltd.	3,950	25,505
Kirloskar Oil Engines, Ltd.	5,185	37,387
KNR Constructions, Ltd.	10,900	38,156
Kotak Mahindra Bank, Ltd.	13,248	279,504
Kovai Medical Center and Hospital	325	12,562
KPIT Technologies, Ltd.	7,331	131,496
KPR Mill, Ltd.	3,672	38,204
KRBL, Ltd.	3,812	15,795
KSB, Ltd.	308	12,672
L&T Finance Holdings, Ltd.	22,468	39,991
L&T Technology Services, Ltd. (B)	591	33,862
Lakshmi Machine Works, Ltd.	116	18,312
Larsen & Toubro, Ltd.	9,547	357,610
Laurus Labs, Ltd. (B)	11,341	51,766
LG Balakrishnan & Bros, Ltd.	1,069	15,007
LIC Housing Finance, Ltd.	15,156	89,171
Linde India, Ltd.	419	28,888
LT Foods, Ltd.	10,845	28,262
LTIMindtree, Ltd. (B)	1,631	108,463
Lumax Auto Technologies, Ltd.	3,419	15,972
Lupin, Ltd.	3,718	57,303
LUX Industries, Ltd.	400	6,472
Mahanagar Gas, Ltd.	2,409	30,353
Maharashtra Seamless, Ltd.	2,618	30,666
Mahindra & Mahindra Financial Services, Ltd.	11,444	38,030
Mahindra & Mahindra, Ltd.	22,699	448,151
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
India (continued)
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	$15,299
Mahindra Lifespace Developers, Ltd.	3,324	21,184
Mahindra Logistics, Ltd. (B)	2,513	10,818
Maithan Alloys, Ltd.	893	11,679
Man Infraconstruction, Ltd.	6,050	14,269
Manappuram Finance, Ltd.	27,016	54,025
Mangalam Cement, Ltd.	2,535	15,653
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	24,362
Marico, Ltd.	14,374	92,780
Marksans Pharma, Ltd.	20,609	41,099
Maruti Suzuki India, Ltd.	1,001	127,643
MAS Financial Services, Ltd. (B)	338	3,428
Mastek, Ltd.	812	23,027
Max Financial Services, Ltd. (A)	1,846	22,593
Max Healthcare Institute, Ltd.	7,764	57,777
Mayur Uniquoters, Ltd.	1,222	7,922
Medplus Health Services, Ltd. (A)	1,184	11,363
Meghmani Organics, Ltd.	8,623	7,847
Metropolis Healthcare, Ltd. (B)	1,819	37,124
Minda Corp., Ltd.	8,375	36,623
Mishra Dhatu Nigam, Ltd. (B)	2,117	9,526
MM Forgings, Ltd.	943	9,947
MOIL, Ltd.	4,627	16,544
Monte Carlo Fashions, Ltd.	1,305	10,881
Motherson Sumi Wiring India, Ltd.	51,919	38,357
Motilal Oswal Financial Services, Ltd.	2,377	34,270
Mphasis, Ltd.	1,987	56,074
MRF, Ltd.	31	41,475
Mrs. Bectors Food Specialities, Ltd.	902	13,204
Multi Commodity Exchange of India, Ltd.	573	21,999
Muthoot Finance, Ltd.	4,445	78,552
Narayana Hrudayalaya, Ltd.	3,215	47,327
Natco Pharma, Ltd.	2,708	25,766
National Aluminium Company, Ltd.	63,721	70,720
Nava, Ltd.	3,801	17,524
Navin Fluorine International, Ltd.	679	30,302
Navneet Education, Ltd.	6,879	11,380
NCC, Ltd.	22,228	44,620
NESCO, Ltd.	1,774	17,400
Nestle India, Ltd.	671	194,690
Neuland Laboratories, Ltd.	633	41,772
Newgen Software Technologies, Ltd.	4,087	71,599
NHPC, Ltd.	49,668	32,556
NIIT Learning Systems, Ltd.	4,498	21,231
NIIT, Ltd.	4,498	6,176
Nilkamal, Ltd.	400	10,652
Nippon Life India Asset Management, Ltd. (B)	4,760	23,926
NLC India, Ltd.	11,055	22,613
NMDC Steel, Ltd. (A)	25,624	13,736
NMDC, Ltd.	31,160	68,113
NOCIL, Ltd.	4,078	11,302
NTPC, Ltd.	56,228	176,141
Nuvama Wealth Management, Ltd. (A)	297	11,186
Oberoi Realty, Ltd.	2,438	41,584
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Oil & Natural Gas Corp., Ltd.	33,290	$77,653
Oil India, Ltd.	11,025	40,403
One 97 Communications, Ltd. (A)	2,445	25,568
Oracle Financial Services Software, Ltd.	966	46,950
Orient Cement, Ltd.	11,602	35,901
Orient Electric, Ltd.	5,114	13,266
Page Industries, Ltd.	144	64,412
Paisalo Digital, Ltd.	12,720	12,504
Parag Milk Foods, Ltd. (A)(B)	3,025	8,115
Patanjali Foods, Ltd.	1,361	22,969
PCBL, Ltd.	12,844	41,725
Persistent Systems, Ltd.	1,417	109,002
Petronet LNG, Ltd.	31,783	77,543
Pfizer, Ltd.	613	30,034
PI Industries, Ltd.	941	42,608
Pidilite Industries, Ltd.	1,910	58,623
Piramal Enterprises, Ltd.	4,176	46,530
Piramal Pharma, Ltd. (A)	11,725	17,773
PNB Housing Finance, Ltd. (A)(B)	5,066	47,202
PNC Infratech, Ltd.	3,706	15,053
Poly Medicure, Ltd.	1,086	19,806
Polycab India, Ltd.	999	62,975
Polyplex Corp., Ltd.	1,121	14,188
Poonawalla Fincorp, Ltd.	1,070	5,255
Power Finance Corp., Ltd.	44,124	178,973
Power Grid Corp. of India, Ltd.	61,706	155,169
Praj Industries, Ltd.	5,641	43,343
Prakash Industries, Ltd. (A)	13,616	24,794
Prestige Estates Projects, Ltd.	5,735	69,293
Pricol, Ltd. (A)	5,701	23,491
Prince Pipes & Fittings, Ltd. (A)	1,195	9,825
Prism Johnson, Ltd. (A)	8,573	17,726
Privi Speciality Chemicals, Ltd. (A)	266	4,068
Procter & Gamble Health, Ltd.	219	13,410
Procter & Gamble Hygiene & Health Care, Ltd.	209	42,885
PTC India, Ltd.	18,544	36,633
Punjab National Bank	25,377	23,754
PVR Inox, Ltd. (A)	2,798	57,810
Quess Corp., Ltd. (A)(B)	3,110	18,540
Radico Khaitan, Ltd.	2,172	39,467
Rain Industries, Ltd.	8,295	14,416
Rajesh Exports, Ltd. (A)	2,147	9,033
Rallis India, Ltd.	4,796	13,404
Ramkrishna Forgings, Ltd.	7,199	69,177
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	18,928
Ratnamani Metals & Tubes, Ltd.	1,132	50,677
Raymond, Ltd.	2,169	38,968
RBL Bank, Ltd. (B)	17,612	49,718
REC, Ltd.	67,596	283,799
Redington, Ltd.	35,936	69,446
Redtape, Ltd. (A)	4,058	23,480
Relaxo Footwears, Ltd.	1,337	14,607
Reliance Industrial Infrastructure, Ltd.	1,517	19,929
Reliance Industries, Ltd.	29,743	849,480
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
India (continued)
Reliance Infrastructure, Ltd. (A)	6,026	$13,719
Reliance Power, Ltd. (A)	134,173	33,926
Religare Enterprises, Ltd. (A)	7,892	21,378
Repco Home Finance, Ltd.	3,673	17,409
Rhi Magnesita India, Ltd.	1,053	9,690
RITES, Ltd.	3,309	18,637
RSWM, Ltd.	5,936	14,333
Safari Industries India, Ltd.	736	38,924
Samvardhana Motherson International, Ltd.	89,682	99,049
Sanofi India, Ltd.	330	31,814
Sarda Energy & Minerals, Ltd.	6,700	19,087
Saregama India, Ltd.	2,286	10,215
SBI Cards & Payment Services, Ltd.	5,831	51,663
SBI Life Insurance Company, Ltd. (B)	2,110	36,342
Schaeffler India, Ltd.	1,021	34,831
Sequent Scientific, Ltd. (A)	6,725	9,988
Seshasayee Paper & Boards, Ltd.	2,415	9,683
SH Kelkar & Company, Ltd. (B)	2,917	5,432
Sharda Cropchem, Ltd.	1,304	6,306
Sheela Foam, Ltd. (A)	1,064	14,698
Shilpa Medicare, Ltd. (A)	1,871	8,146
Shipping Corp. of India Land & Assets, Ltd. (A)(D)	15,670	5,083
Shipping Corp. of India, Ltd.	15,670	26,987
Shoppers Stop, Ltd. (A)	2,741	22,618
Shree Cement, Ltd.	104	33,634
Shree Renuka Sugars, Ltd. (A)	35,331	21,241
Shriram Finance, Ltd.	8,065	193,740
Siemens, Ltd.	933	40,992
SIS, Ltd. (A)	2,444	14,277
Siyaram Silk Mills, Ltd.	2,552	16,666
SKF India, Ltd.	758	41,837
Sobha, Ltd.	2,447	26,683
Solar Industries India, Ltd.	775	57,676
Somany Ceramics, Ltd.	1,288	10,472
Sonata Software, Ltd.	3,489	56,925
SRF, Ltd.	5,156	146,918
Star Cement, Ltd. (A)	7,528	14,726
State Bank of India	29,643	201,283
State Bank of India, GDR	1,310	88,452
Steel Authority of India, Ltd.	26,446	29,331
Sterlite Technologies, Ltd.	5,984	10,504
Strides Pharma Science, Ltd.	4,842	28,332
Styrenix Performance Materials, Ltd.	1,775	30,868
Subex, Ltd. (A)	34,640	13,092
Sudarshan Chemical Industries, Ltd.	1,793	9,830
Sumitomo Chemical India, Ltd.	2,769	13,528
Sun Pharmaceutical Industries, Ltd.	9,730	143,206
Sun TV Network, Ltd.	5,569	45,145
Sundaram Finance Holdings, Ltd.	10,043	19,053
Sundaram Finance, Ltd.	1,500	61,671
Sundram Fasteners, Ltd.	4,276	63,532
Sunteck Realty, Ltd.	3,702	22,194
Suprajit Engineering, Ltd.	3,601	16,467
Supreme Industries, Ltd.	1,626	86,880
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Supreme Petrochem, Ltd.	3,930	$26,665
Surya Roshni, Ltd.	2,640	16,395
Suven Pharmaceuticals, Ltd. (A)	3,709	29,273
Suzlon Energy, Ltd. (A)	211,428	101,659
Symphony, Ltd.	1,045	10,813
Syngene International, Ltd. (B)	5,386	48,420
Tamil Nadu Newsprint & Papers, Ltd.	4,436	14,278
Tamilnadu Petroproducts, Ltd.	8,594	9,246
Tanla Platforms, Ltd.	1,960	21,621
Tata Chemicals, Ltd.	4,660	54,162
Tata Coffee, Ltd.	3,642	12,088
Tata Communications, Ltd.	2,825	57,505
Tata Consultancy Services, Ltd.	13,053	546,981
Tata Consumer Products, Ltd.	4,647	52,353
Tata Elxsi, Ltd.	864	85,705
Tata Metaliks, Ltd.	1,562	18,494
Tata Motors, Ltd.	45,965	390,251
Tata Steel, Ltd.	222,048	341,234
TCI Express, Ltd.	501	8,553
TeamLease Services, Ltd. (A)	404	12,227
Tech Mahindra, Ltd.	15,400	225,541
Techno Electric & Engineering Company, Ltd.	4,863	41,456
Tejas Networks, Ltd. (A)(B)	1,526	14,665
The Great Eastern Shipping Company, Ltd.	5,963	62,799
The India Cements, Ltd. (A)	6,706	20,259
The Indian Hotels Company, Ltd.	15,915	80,634
The Jammu & Kashmir Bank, Ltd.	18,203	23,881
The Karnataka Bank, Ltd.	11,008	28,940
The Karur Vysya Bank, Ltd.	23,642	43,795
The Phoenix Mills, Ltd.	2,063	59,180
The Ramco Cements, Ltd.	4,331	51,723
The South Indian Bank, Ltd.	46,489	13,761
The Tata Power Company, Ltd.	20,213	64,997
The Tinplate Company of India, Ltd.	2,180	10,781
Thermax, Ltd.	701	21,207
Thirumalai Chemicals, Ltd.	5,147	12,334
Thomas Cook India, Ltd.	8,758	15,827
Thyrocare Technologies, Ltd. (B)	792	5,313
Time Technoplast, Ltd.	8,084	17,100
Timken India, Ltd.	647	22,739
Titagarh Rail System, Ltd.	2,406	28,140
Titan Company, Ltd.	4,724	197,537
Torrent Pharmaceuticals, Ltd.	2,834	72,486
Torrent Power, Ltd.	2,941	34,054
TransIndia Real Estate, Ltd. (A)	2,220	1,251
Transport Corp. of India, Ltd.	1,175	12,035
Trent, Ltd.	2,939	98,086
Trident, Ltd.	101,374	44,072
Triveni Engineering & Industries, Ltd.	6,709	31,113
TTK Prestige, Ltd.	1,582	14,668
Tube Investments of India, Ltd.	3,028	122,047
TV Today Network, Ltd.	4,230	10,439
TV18 Broadcast, Ltd. (A)	11,410	5,907
TVS Holdings Pvt, Ltd. (A)(D)	333	4,078
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
India (continued)
TVS Holdings, Ltd.	333	$24,095
TVS Motor Company, Ltd.	1,308	29,789
Uflex, Ltd.	1,548	8,377
Ugro Capital, Ltd. (A)	4,410	14,039
Ujjivan Financial Services, Ltd.	9,128	60,546
Ujjivan Small Finance Bank, Ltd. (B)	17,573	12,109
UltraTech Cement, Ltd.	1,374	148,513
Union Bank of India, Ltd.	57,289	74,130
United Breweries, Ltd.	1,013	19,980
United Spirits, Ltd.	4,257	53,767
UNO Minda, Ltd.	4,579	36,386
UPL, Ltd.	19,026	130,119
Usha Martin, Ltd.	8,173	33,194
UTI Asset Management Company, Ltd.	2,205	21,775
VA Tech Wabag, Ltd. (A)	1,854	13,542
Vaibhav Global, Ltd.	2,504	12,868
Vardhman Textiles, Ltd.	7,427	36,012
Varroc Engineering, Ltd. (A)(B)	2,559	16,549
Varun Beverages, Ltd.	9,258	124,022
Vedanta, Ltd.	27,910	78,168
Venky’s India, Ltd.	488	11,670
Vesuvius India, Ltd.	256	11,672
V-Guard Industries, Ltd.	5,667	20,403
Vinati Organics, Ltd.	1,364	27,945
Vindhya Telelinks, Ltd.	901	25,159
VIP Industries, Ltd.	2,311	16,794
Visaka Industries, Ltd.	7,690	8,256
VL E-Governance & IT Solutions, Ltd. (A)	2,350	852
V-Mart Retail, Ltd. (A)	347	7,247
Vodafone Idea, Ltd. (A)	299,762	47,648
Voltamp Transformers, Ltd.	351	23,387
Voltas, Ltd.	5,802	57,643
VRL Logistics, Ltd.	1,532	12,923
VST Industries, Ltd.	252	10,044
VST Tillers Tractors, Ltd.	424	20,853
Welspun Corp., Ltd.	6,625	42,258
Welspun Enterprises, Ltd.	4,665	18,583
Welspun India, Ltd.	19,448	36,562
West Coast Paper Mills, Ltd.	2,240	17,550
Westlife Foodworld, Ltd.	1,598	17,393
Wipro, Ltd.	30,979	152,954
Wockhardt, Ltd. (A)	3,695	15,216
Yes Bank, Ltd. (A)	254,368	59,064
Zee Entertainment Enterprises, Ltd. (A)	36,125	110,368
Zee Media Corp., Ltd. (A)	59,624	10,550
Zensar Technologies, Ltd.	4,737	30,564
Zomato, Ltd. (A)	48,903	69,226
Zydus Lifesciences, Ltd.	4,995	38,120
Zydus Wellnes, Ltd.	583	10,874
Indonesia 2.0%		3,595,064
Ace Hardware Indonesia Tbk PT	416,900	20,298
Adaro Energy Indonesia Tbk PT	544,200	92,007
Adi Sarana Armada Tbk PT (A)	48,100	2,969
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
AKR Corporindo Tbk PT	325,500	$30,109
Alam Sutera Realty Tbk PT (A)	750,400	8,126
Aneka Tambang Tbk	220,654	24,773
Arwana Citramulia Tbk PT	400,400	17,305
Astra Agro Lestari Tbk PT	44,600	21,878
Astra International Tbk PT	477,900	166,519
Astra Otoparts Tbk PT	132,200	23,449
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	892
Bakrie Telecom Tbk PT (A)(D)	22,579,900	36,396
Bank BTPN Syariah Tbk PT	232,600	24,814
Bank Bukopin Tbk PT (A)	1,585,300	8,177
Bank Central Asia Tbk PT	620,300	359,020
Bank Jago Tbk PT (A)	19,400	4,005
Bank Mandiri Persero Tbk PT	721,584	272,088
Bank Mayapada International Tbk PT (A)	212,800	5,651
Bank MNC Internasional Tbk PT (A)	1,272,000	5,327
Bank Negara Indonesia Persero Tbk PT	214,406	72,949
Bank OCBC Nisp Tbk PT	201,100	15,431
Bank Pan Indonesia Tbk PT (A)	191,900	13,858
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	117,300	8,472
Bank Pembangunan Daerah Jawa Timur Tbk PT	431,100	17,237
Bank Rakyat Indonesia Persero Tbk PT	608,527	207,097
Bank Syariah Indonesia Tbk PT	309,215	33,000
Bank Tabungan Negara Persero Tbk PT	252,723	21,105
Barito Pacific Tbk PT	327,768	22,080
BFI Finance Indonesia Tbk PT	444,100	33,079
BISI International Tbk PT	323,000	31,165
Buana Lintas Lautan Tbk PT (A)	605,600	4,131
Bukalapak.com PT Tbk (A)	1,609,500	21,601
Bukit Asam Tbk PT	333,300	52,015
Bumi Resources Minerals Tbk PT (A)	1,445,300	18,830
Bumi Resources Tbk PT (A)	2,090,700	13,757
Bumi Serpong Damai Tbk PT (A)	427,200	29,213
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	4,803
Capital Financial Indonesia Tbk PT (A)	369,300	14,759
Charoen Pokphand Indonesia Tbk PT	70,220	23,550
Ciputra Development Tbk PT	455,461	33,169
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	30,720
City Retail Developments Tbk PT (A)	1,918,900	17,339
Dayamitra Telekomunikasi PT	299,500	13,895
Delta Dunia Makmur Tbk PT	278,000	6,383
Dharma Satya Nusantara Tbk PT	539,000	19,454
Elang Mahkota Teknologi Tbk PT	492,400	20,487
Erajaya Swasembada Tbk PT	459,100	10,593
Garudafood Putra Putri Jaya Tbk PT	598,700	16,144
Gudang Garam Tbk PT	19,843	27,034
Hanson International Tbk PT (A)(D)	4,000,200	12,896
Harum Energy Tbk PT	261,700	23,373
Hexindo Adiperkasa Tbk PT	23,800	8,325
Impack Pratama Industri Tbk PT	906,900	21,052
Indah Kiat Pulp & Paper Tbk PT	66,800	37,799
Indika Energy Tbk PT	129,600	12,330
Indo Tambangraya Megah Tbk PT	29,000	45,925
Indocement Tunggal Prakarsa Tbk PT	39,800	26,183
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	37,500	$27,895
Indofood Sukses Makmur Tbk PT	142,600	59,098
Indomobil Sukses Internasional Tbk PT	56,500	5,082
Indosat Tbk PT	29,500	18,120
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	526,100	16,948
Inovisi Infracom Tbk PT (A)(D)	671,012	121
Japfa Comfeed Indonesia Tbk PT	311,000	23,564
Jasa Marga Persero Tbk PT	125,300	37,575
Kalbe Farma Tbk PT	332,400	34,651
Kapuas Prima Coal Tbk PT (A)	551,200	1,777
Lippo Karawaci Tbk PT (A)	1,947,337	11,057
Map Aktif Adiperkasa PT	435,000	23,572
Matahari Department Store Tbk PT	67,300	7,249
Mayora Indah Tbk PT	103,900	17,116
MD Pictures Tbk PT (A)	83,900	20,235
Medco Energi Internasional Tbk PT	376,992	27,981
Media Nusantara Citra Tbk PT	365,800	9,294
Medikaloka Hermina Tbk PT	277,500	26,354
Merdeka Copper Gold Tbk PT (A)	59,444	9,705
Metro Healthcare Indonesia Tbk PT (A)	53,800	642
Metrodata Electronics Tbk PT	480,800	16,124
Metropolitan Kentjana Tbk PT	8,300	14,350
Mitra Adiperkasa Tbk PT	359,500	40,456
Mitra Keluarga Karyasehat Tbk PT	151,700	27,379
MNC Digital Entertainment Tbk PT (A)	36,600	7,078
Pabrik Kertas Tjiwi Kimia Tbk PT	41,200	19,199
Pacific Strategic Financial Tbk PT (A)	134,200	9,906
Pakuwon Jati Tbk PT	592,000	15,727
Paninvest Tbk PT (A)	99,900	6,410
Perusahaan Gas Negara Tbk PT	332,800	23,942
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	14,090
Pool Advista Indonesia Tbk PT (A)(D)	37,300	120
PP Persero Tbk PT (A)	214,287	7,671
Puradelta Lestari Tbk PT	506,700	5,519
Ramayana Lestari Sentosa Tbk PT	152,300	4,753
Rimo International Lestari Tbk PT (A)(D)	2,464,700	7,946
Sampoerna Agro Tbk PT	618,600	80,261
Samudera Indonesia Tbk PT	787,500	15,128
Sarana Menara Nusantara Tbk PT	792,800	51,104
Sawit Sumbermas Sarana Tbk PT	130,600	8,550
Selamat Sempurna Tbk PT	99,900	12,882
Semen Indonesia Persero Tbk PT	99,411	41,669
Siloam International Hospitals Tbk PT	152,000	26,851
Sinar Mas Multiartha Tbk PT (A)	37,000	30,535
Sri Rejeki Isman Tbk PT (A)(D)	937,100	8,821
Sugih Energy Tbk PT (A)(D)	8,409,300	27,109
Sumber Alfaria Trijaya Tbk PT	358,800	66,416
Summarecon Agung Tbk PT	388,947	15,423
Surya Citra Media Tbk PT	1,093,500	11,074
Surya Esa Perkasa Tbk PT	506,900	18,137
Surya Semesta Internusa Tbk PT (A)	132,900	3,755
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	413,600	100,569
Temas Tbk PT	643,000	6,183
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Tempo Scan Pacific Tbk PT	65,700	$7,435
Timah Tbk PT	128,900	5,154
Tower Bersama Infrastructure Tbk PT	190,400	25,171
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,331
Transcoal Pacific Tbk PT	27,200	13,980
Trias Sentosa Tbk PT	706,000	23,720
Triputra Agro Persada PT	214,300	7,469
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	211,314	10,355
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	21,368
Unilever Indonesia Tbk PT	159,900	37,638
United Tractors Tbk PT	58,400	82,483
Vale Indonesia Tbk PT	65,100	18,900
Waskita Beton Precast Tbk PT (A)	592,800	1,913
Waskita Karya Persero Tbk PT (A)(D)	458,390	3,582
Wijaya Karya Persero Tbk PT (A)	178,676	4,356
XL Axiata Tbk PT	285,377	39,000
Ireland 0.4%		744,719
PDD Holdings, Inc., ADR (A)	5,051	744,719
Kuwait 0.6%		1,027,885
A’ayan Leasing & Investment Company KSCP	48,202	25,661
Agility Public Warehousing Company KSC (A)	5,465	9,560
ALAFCO Aviation Lease & Finance Company KSCP (A)	19,468	11,204
Ali Alghanim Sons Automotive Company KSCC	3,076	10,434
Alimtiaz Investment Group KSC (A)	65,366	12,177
Arabi Group Holding KSC (A)	4,732	8,886
Arzan Financial Group for Financing & Investment KPSC	18,019	11,426
Boubyan Bank KSCP	9,865	18,626
Boursa Kuwait Securities Company KPSC	6,953	38,113
Burgan Bank SAK	9,840	5,417
Combined Group Contracting Company SAK	8,498	11,561
Gulf Bank KSCP	56,158	46,009
Gulf Cables & Electrical Industries Group Company KSCP	4,006	16,791
Heavy Engineering & Ship Building Company KSCP	6,123	16,610
Humansoft Holding Company KSC	3,637	35,366
Integrated Holding Company KCSC	10,813	15,700
Jazeera Airways Company KSCP	3,620	14,999
Kuwait Finance House KSCP	60,827	137,677
Kuwait International Bank KSCP	3,826	1,809
Kuwait Real Estate Company KSC	40,386	24,315
Kuwait Telecommunications Company	16,146	29,731
Mabanee Company KPSC	12,464	33,851
Mezzan Holding Company KSCC	12,560	20,981
Mobile Telecommunications Company KSCP	68,625	108,675
National Bank of Kuwait SAKP	93,353	267,521
National Industries Group Holding SAK	21,494	12,946
National Investments Company KSCP	14,263	10,294
Salhia Real Estate Company KSCP	19,120	27,225
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	19,026	10,963
Warba Bank KSCP	57,552	33,357
Malaysia 1.7%		3,057,396
7-Eleven Malaysia Holdings BHD	7,039	2,963
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
Malaysia (continued)
Aeon Company M BHD	64,000	$15,253
AEON Credit Service M BHD	11,400	13,948
AFFIN Bank BHD	22,570	9,931
Alliance Bank Malaysia BHD	43,600	32,099
Allianz Malaysia BHD	3,100	12,037
AMMB Holdings BHD	44,850	38,129
Astro Malaysia Holdings BHD	97,400	7,947
Axiata Group BHD	90,707	44,004
Bank Islam Malaysia BHD	27,500	13,457
Batu Kawan BHD	10,200	44,239
Berjaya Corp. BHD (A)	316,900	20,408
Bermaz Auto BHD	28,600	14,183
Boustead Plantations BHD	79,560	26,500
British American Tobacco Malaysia BHD	6,400	12,856
Bumi Armada BHD (A)	218,000	25,003
Bursa Malaysia BHD	25,300	36,705
Cahya Mata Sarawak BHD	29,300	6,546
Carlsberg Brewery Malaysia BHD	3,600	14,788
CELCOMDIGI BHD	43,080	40,129
CIMB Group Holdings BHD	110,018	133,411
D&O Green Technologies BHD	21,500	16,164
Dagang NeXchange BHD (A)	161,600	13,890
Dayang Enterprise Holdings BHD	35,200	12,224
Dialog Group BHD	48,660	23,091
DRB-Hicom BHD	45,900	13,810
Dufu Technology Corp. BHD	12,500	4,730
Duopharma Biotech BHD	30,001	7,801
Eco World Development Group BHD	30,700	6,924
Ekovest BHD (A)	197,200	19,076
FGV Holdings BHD	35,000	10,149
Fraser & Neave Holdings BHD	5,600	33,819
Frontken Corp. BHD	29,400	20,091
Gamuda BHD	43,758	44,810
Genetec Technology BHD (A)	41,400	21,083
Genting BHD	29,800	29,946
Genting Malaysia BHD	34,700	19,893
Genting Plantations BHD	20,400	23,954
Globetronics Technology BHD	39,686	13,725
Greatech Technology BHD (A)	17,200	17,258
Guan Chong BHD	16,900	6,876
HAP Seng Consolidated BHD	15,839	16,079
Hap Seng Plantations Holdings BHD	26,500	10,197
Hartalega Holdings BHD (A)	66,700	34,343
Heineken Malaysia BHD	5,700	27,058
Hengyuan Refining Company BHD (A)	24,300	16,366
Hextar Global BHD	51,000	8,055
Hibiscus Petroleum BHD	35,280	19,024
Hong Leong Bank BHD	5,434	22,156
Hong Leong Financial Group BHD	4,961	17,142
Hong Leong Industries BHD	5,300	10,627
IGB BHD	69,823	35,212
IHH Healthcare BHD	21,200	26,566
IJM Corp. BHD	92,260	35,879
Inari Amertron BHD	40,336	25,316
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
IOI Corp. BHD	43,100	$37,215
IOI Properties Group BHD	48,571	17,637
JAKS Resources BHD (A)	114,140	4,652
Keck Seng Malaysia BHD	65,150	62,233
Kim Loong Resources BHD	27,200	11,568
Kossan Rubber Industries BHD	112,900	39,032
KPJ Healthcare BHD	99,900	28,744
Kuala Lumpur Kepong BHD	7,405	34,796
Lotte Chemical Titan Holding BHD (A)(B)	27,367	6,993
LPI Capital BHD	11,020	28,429
Magnum BHD	35,653	8,956
Mah Sing Group BHD	64,500	11,082
Malakoff Corp. BHD	78,100	10,146
Malayan Banking BHD	50,278	96,919
Malaysia Airports Holdings BHD	22,532	34,749
Malaysia Building Society BHD	76,431	11,572
Malaysia Smelting Corp. BHD	29,300	12,770
Malaysian Pacific Industries BHD	2,238	12,892
Malaysian Resources Corp. BHD	124,363	11,355
Matrix Concepts Holdings BHD	75,400	26,366
Maxis BHD	33,685	28,205
Mega First Corp. BHD	34,200	25,771
MISC BHD	14,650	22,623
Mr. D.I.Y Group M BHD (B)	46,700	15,339
Muhibbah Engineering M BHD (A)	10,300	1,593
My EG Services BHD	130,075	22,212
Nestle Malaysia BHD	800	21,514
Oriental Holdings BHD	7,200	9,874
Padini Holdings BHD	21,500	17,305
Petron Malaysia Refining & Marketing BHD	10,000	9,958
Petronas Chemicals Group BHD	25,400	39,410
Petronas Dagangan BHD	8,100	38,750
Petronas Gas BHD	8,300	30,045
PPB Group BHD	8,900	26,928
Press Metal Aluminium Holdings BHD	35,000	36,073
Public Bank BHD	220,000	201,661
QL Resources BHD	21,735	26,135
RHB Bank BHD	33,336	38,998
Sam Engineering & Equipment M BHD	12,000	11,261
Sapura Energy BHD (A)	592,857	5,640
Sarawak Oil Palms BHD	11,700	6,539
Scientex BHD	38,100	29,904
SEG International BHD	33,942	4,742
Sime Darby BHD	76,374	40,513
Sime Darby Plantation BHD	36,314	35,097
Sime Darby Property BHD	130,274	17,905
SKP Resources BHD	153,625	24,736
SP Setia BHD Group	53,308	8,531
Sports Toto BHD	31,323	9,949
Sunway BHD	62,777	26,683
Supermax Corp. BHD	75,160	14,937
Syarikat Takaful Malaysia Keluarga BHD	29,319	23,613
Ta Ann Holdings BHD	15,400	11,835
Tan Chong Motor Holdings BHD	3,800	804
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
Malaysia (continued)
Telekom Malaysia BHD	16,018	$18,121
Tenaga Nasional BHD	17,000	36,457
Thong Guan Industries BHD	18,800	7,551
TIME dotCom BHD	33,120	36,270
Top Glove Corp. BHD (A)	290,300	50,523
Tropicana Corp. BHD (A)	44,400	11,329
TSH Resources BHD	34,100	7,170
Uchi Technologies BHD	30,300	23,866
UMW Holdings BHD	14,100	14,834
Unisem M BHD	19,000	13,749
United Malacca BHD	29,750	31,631
United Plantations BHD	4,900	17,852
UWC BHD (A)	20,500	16,211
Velesto Energy BHD (A)	250,631	11,823
ViTrox Corp. BHD	8,400	12,616
VS Industry BHD	205,700	39,505
Westports Holdings BHD	20,500	15,388
Yinson Holdings BHD	61,880	32,020
YTL Corp. BHD	45,061	14,993
YTL Power International BHD	48,000	24,428
Mexico 3.0%		5,313,476
Alfa SAB de CV, Class A	190,450	138,710
Alpek SAB de CV	28,981	21,825
Alsea SAB de CV (A)	18,670	65,345
America Movil SAB de CV (A)	418,924	380,369
Arca Continental SAB de CV	6,272	63,953
Banco del Bajio SA (B)	36,082	115,589
Becle SAB de CV	11,448	19,391
Bolsa Mexicana de Valores SAB de CV	16,163	30,710
Cemex SAB de CV, Series CPO (A)	166,652	115,813
Coca-Cola Femsa SAB de CV	5,576	47,151
Consorcio ARA SAB de CV	65,252	12,097
Controladora AXTEL SAB DE CV (A)	190,450	2,094
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	22,217
Corp. Inmobiliaria Vesta SAB de CV	16,677	62,863
Dine SAB de CV	103,700	155,235
El Puerto de Liverpool SAB de CV, Series C1	5,226	30,522
Fomento Economico Mexicano SAB de CV	15,465	196,708
GCC SAB de CV	5,743	56,370
Genomma Lab Internacional SAB de CV, Class B	33,557	27,358
Gentera SAB de CV	53,833	62,113
Gruma SAB de CV, Class B	2,812	51,992
Grupo Aeroportuario del Centro Norte SAB de CV	7,715	69,010
Grupo Aeroportuario del Pacifico SAB de CV, ADR	604	91,965
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,500	22,904
Grupo Aeroportuario del Sureste SAB de CV, ADR	234	55,098
Grupo Bimbo SAB de CV, Series A	19,346	97,217
Grupo Carso SAB de CV, Series A1	7,409	67,203
Grupo Comercial Chedraui SA de CV	5,937	34,907
Grupo Elektra SAB de CV	346	23,607
Grupo Financiero Banorte SAB de CV, Series O	36,637	340,920
Grupo Financiero Inbursa SAB de CV, Series O (A)	21,468	52,655
Grupo Gigante SAB de CV (A)	166,920	284,471
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	9,671	$24,500
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	19,158
Grupo Industrial Saltillo SAB de CV	23,930	36,511
Grupo KUO SAB de CV, Series B (A)	136,788	314,553
Grupo Mexico SAB de CV, Series B	57,441	263,881
Grupo Rotoplas SAB de CV (A)	7,612	11,615
Grupo Simec SAB de CV, Series B (A)	12,062	125,006
Grupo Televisa SAB, Series CPO	55,564	35,574
Grupo Traxion SAB de CV (A)(B)	17,500	30,318
Hoteles City Express SAB de CV (A)	17,674	5,699
Industrias CH SAB de CV, Series B (A)	14,379	157,297
Industrias Penoles SAB de CV (A)	3,093	45,247
Kimberly-Clark de Mexico SAB de CV, Class A	31,478	63,451
La Comer SAB de CV	23,059	49,322
Megacable Holdings SAB de CV, Series CPO	40,736	96,888
Minera Frisco SAB de CV, Series A1 (A)	554,562	76,630
Nemak SAB de CV (A)(B)	93,240	19,970
Operadora de Sites Mexicanos SAB de CV, Class A1	9,132	11,467
Orbia Advance Corp. SAB de CV	50,464	107,561
Organizacion Cultiba SAB de CV (A)	45,332	27,536
Organizacion Soriana SAB de CV, Series B (A)	339,713	560,565
Promotora y Operadora de Infraestructura SAB de CV	7,381	72,703
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	24,421
Qualitas Controladora SAB de CV	4,704	43,036
Regional SAB de CV	10,776	93,381
Sitios Latinoamerica SAB de CV (A)	24,881	10,257
Vitro SAB de CV, Series A	21,684	23,783
Wal-Mart de Mexico SAB de CV	36,770	144,764
Netherlands 0.0%		62,121
NEPI Rockcastle NV (A)	10,103	62,121
Panama 0.0%		1,142
BAC Holding International Corp.	22,589	1,142
Peru 0.1%		97,017
Cementos Pacasmayo SAA, ADR	2,115	9,983
Cia de Minas Buenaventura SAA, ADR	2,497	23,821
Credicorp, Ltd.	370	46,446
Fossal SAA, ADR (D)	5	0
Intercorp Financial Services, Inc.	876	16,767
Philippines 0.9%		1,534,005
8990 Holdings, Inc. (A)	111,700	18,211
Aboitiz Equity Ventures, Inc.	37,540	31,746
Aboitiz Power Corp.	37,100	25,062
ACEN Corp.	55,575	4,810
ACR Mining Corp. (A)(D)	3,145	1,015
Alliance Global Group, Inc. (A)	165,600	29,250
Apex Mining Company, Inc.	210,000	10,683
Ayala Corp.	2,700	32,315
Ayala Land, Inc.	54,500	30,658
Bank of the Philippine Islands	31,254	58,223
BDO Unibank, Inc.	38,618	92,970
Belle Corp.	887,000	18,582
Bloomberry Resorts Corp. (A)	164,300	28,557
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
Philippines (continued)
Cebu Air, Inc. (A)	7,800	$4,426
Century Pacific Food, Inc.	56,050	30,670
China Banking Corp.	63,035	34,520
COL Financial Group, Inc.	100,000	4,686
Converge Information and Communications Technology Solutions, Inc. (A)	96,400	14,274
Cosco Capital, Inc.	126,900	10,475
D&L Industries, Inc.	183,300	20,609
Dito CME Holdings Corp. (A)	203,000	8,416
DMCI Holdings, Inc.	134,700	22,321
Emperador, Inc.	80,000	30,225
Filinvest Land, Inc.	909,750	9,192
First Gen Corp.	19,700	5,894
First Philippine Holdings Corp.	16,990	18,947
Ginebra San Miguel, Inc.	1,670	5,038
Global Ferronickel Holdings, Inc.	186,000	7,879
Globe Telecom, Inc.	1,220	37,610
GT Capital Holdings, Inc.	2,746	26,848
Integrated Micro-Electronics, Inc. (A)	54,655	3,426
International Container Terminal Services, Inc.	13,990	54,447
JG Summit Holdings, Inc.	43,297	30,064
Jollibee Foods Corp.	9,140	37,330
LT Group, Inc.	87,200	13,906
Manila Electric Company	5,260	34,094
Max’s Group, Inc.	52,200	3,026
Megaworld Corp.	515,500	19,133
Metropolitan Bank & Trust Company	59,704	53,762
Monde Nissin Corp. (A)(B)	107,700	16,328
Nickel Asia Corp.	255,060	23,213
Petron Corp.	165,900	10,135
Philex Mining Corp.	67,800	3,744
Philippine Stock Exchange, Inc.	12,074	36,517
Phoenix Petroleum Philippines, Inc. (A)	100,600	9,429
PLDT, Inc.	1,960	45,284
Puregold Price Club, Inc.	59,300	29,070
RFM Corp.	101,000	5,354
Rizal Commercial Banking Corp.	184,093	72,967
Robinsons Land Corp.	107,596	28,152
Robinsons Retail Holdings, Inc.	27,050	19,542
San Miguel Corp.	16,534	32,206
San Miguel Food and Beverage, Inc.	21,830	19,625
Security Bank Corp.	23,437	29,769
Semirara Mining & Power Corp.	49,820	26,000
Shell Pilipinas Corp. (A)	11,500	2,408
SM Investments Corp.	1,295	19,122
SM Prime Holdings, Inc.	51,904	30,216
Synergy Grid & Development Phils, Inc.	91,700	10,246
Top Frontier Investment Holdings, Inc. (A)	24,482	42,584
Union Bank of the Philippines	24,086	24,300
Universal Robina Corp.	16,050	32,575
Vista Land & Lifescapes, Inc.	295,200	8,829
Vistamalls, Inc.	172,400	7,635
Wilcon Depot, Inc.	66,800	25,455
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Poland 1.1%		$1,878,149
11 Bit Studios SA (A)	110	15,818
AB SA	911	14,080
Alior Bank SA (A)	4,055	78,284
Allegro.eu SA (A)(B)	4,288	31,010
Amica SA (A)	140	2,578
Arctic Paper SA	2,018	10,233
Asseco Poland SA	3,050	58,203
Auto Partner SA	4,431	28,154
Bank Handlowy w Warszawie SA	1,388	33,601
Bank Millennium SA (A)	19,122	37,946
Bank Polska Kasa Opieki SA	2,742	96,333
Benefit Systems SA	96	45,739
Boryszew SA	1,940	2,906
Budimex SA	351	48,646
CCC SA (A)	1,168	15,886
CD Projekt SA	687	18,709
Cognor Holding SA	12,233	25,157
Cyfrowy Polsat SA (A)	7,415	23,764
Dino Polska SA (A)(B)	663	73,842
Dom Development SA	481	19,375
Enea SA (A)	9,798	21,035
Eurocash SA	3,066	12,638
Globe Trade Centre SA	16,195	20,110
Grenevia SA (A)	18,129	14,745
Grupa Azoty SA (A)	2,417	13,118
Grupa Kety SA	368	66,596
ING Bank Slaski SA (A)	539	32,557
Inter Cars SA	183	26,656
Jastrzebska Spolka Weglowa SA (A)	3,945	39,024
KGHM Polska Miedz SA	2,165	62,386
KRUK SA	480	54,861
LPP SA	18	66,952
Lubelski Wegiel Bogdanka SA	888	7,459
mBank SA (A)	266	37,489
Mirbud SA	3,984	7,265
Mo-BRUK SA	230	16,795
Neuca SA	170	35,738
Orange Polska SA	19,328	38,797
ORLEN SA	13,807	203,834
PGE Polska Grupa Energetyczna SA (A)	18,713	39,303
PKP Cargo SA (A)	3,024	11,506
Polimex-Mostostal SA (A)	12,255	12,483
Powszechna Kasa Oszczednosci Bank Polski SA (A)	3,995	47,523
Powszechny Zaklad Ubezpieczen SA	4,992	56,861
Santander Bank Polska SA (A)	397	49,323
Selvita SA (A)	567	8,566
Tauron Polska Energia SA (A)	74,493	76,723
TEN Square Games SA	339	7,942
Text SA	519	14,316
Tim SA	1,007	12,018
Votum SA	1,615	16,848
Warsaw Stock Exchange	1,251	12,551
Wirtualna Polska Holding SA	890	24,914
XTB SA (B)	3,472	28,953
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Qatar 0.9%		$1,531,102
Aamal Company	78,358	17,987
Al Khaleej Takaful Group QSC	17,210	13,914
Al Meera Consumer Goods Company QSC	4,910	17,726
Baladna (A)	74,126	24,884
Barwa Real Estate Company	78,249	58,106
Commercial Bank PSQC	92,903	135,976
Doha Bank QPSC	109,395	48,394
Estithmar Holding QPSC (A)	21,991	12,298
Gulf International Services QSC	83,249	62,554
Gulf Warehousing Company	16,297	13,555
Industries Qatar QSC	10,015	34,409
Lesha Bank LLC (A)	68,401	25,268
Mannai Corp. QSC	13,134	13,888
Masraf Al Rayan QSC	72,162	49,275
Mazaya Real Estate Development QPSC (A)	25,140	4,580
Medicare Group	16,566	25,286
Mesaieed Petrochemical Holding Company	38,594	17,827
Ooredoo QPSC	27,091	76,603
Qatar Aluminum Manufacturing Company	104,316	36,209
Qatar Electricity & Water Company QSC	6,797	31,524
Qatar Fuel QSC	11,517	50,342
Qatar Gas Transport Company, Ltd.	84,277	75,025
Qatar Insurance Company SAQ (A)	47,574	31,714
Qatar International Islamic Bank QSC	12,175	33,546
Qatar Islamic Bank SAQ	9,195	48,010
Qatar National Bank QPSC	92,062	397,111
Qatar National Cement Company QSC	24,401	24,811
Qatar Navigation QSC	16,867	44,018
Salam International Investment, Ltd., QSC (A)	80,910	14,674
United Development Company QSC	78,676	21,364
Vodafone Qatar QSC	116,699	59,020
Zad Holding Company	3,124	11,204
Russia 0.0%		32,146
Gazprom PJSC, ADR (A)(D)	30,453	3,350
LUKOIL PJSC, ADR (A)(D)	3,474	6,809
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	543
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	2,980
Mobile TeleSystems PJSC, ADR (A)(D)	7,477	1,421
Novatek PJSC, GDR (A)(D)	143	711
Novolipetsk Steel PJSC, GDR (A)(D)	1,198	827
PhosAgro PJSC, GDR (A)(D)	1,978	1,622
PhosAgro PJSC, GDR (London Stock Exchange) (A)(D)	13	11
Rostelecom PJSC, ADR (A)(D)	3,714	557
RusHydro PJSC, ADR (A)(D)	28,619	859
Sberbank of Russia PJSC, ADR (A)(D)	23,885	8,360
Severstal PAO, GDR (A)(D)	2,129	958
Tatneft PJSC, ADR (A)(D)	2,610	2,662
VTB Bank PJSC, GDR (A)(D)	23,800	476
Saudi Arabia 3.4%		6,168,583
Abdul Mohsen Al-Hokair Tourism and Development Company (A)	45,690	27,088
Abdullah Al Othaim Markets Company	16,760	56,341
ACWA Power Company	594	36,311
Advanced Petrochemical Company	3,316	33,105
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia (continued)
Al Hammadi Holding	2,243	$34,080
Al Jouf Agricultural Development Company	889	10,485
Al Jouf Cement Company (A)	6,148	20,302
Al Moammar Information Systems Company	585	19,456
Al Rajhi Bank	24,548	500,377
Al Yamamah Steel Industries Company (A)	977	6,079
AlAbdullatif Industrial Investment Company (A)	1,143	4,775
Alandalus Property Company	4,585	26,173
Alaseel Company	6,260	8,159
Aldrees Petroleum and Transport Services Company	2,038	70,134
Alinma Bank	16,531	157,842
AlJazira Takaful Ta’awuni Company (A)	2,966	12,850
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,752	7,546
Almarai Company JSC	5,502	81,960
Alujain Corp. (A)	1,265	12,983
Arab National Bank	8,498	54,380
Arabian Cement Company	2,332	22,307
Arabian Centres Company, Ltd.	4,247	22,485
Arabian Contracting Services Company	643	31,756
Arabian Internet & Communications Services Company	349	28,978
Arriyadh Development Company	5,023	28,356
Astra Industrial Group	2,790	82,376
Bank AlBilad	9,636	98,265
Bank Al-Jazira (A)	15,362	69,543
Banque Saudi Fransi	10,729	107,057
Bawan Company	1,965	20,921
Bupa Arabia for Cooperative Insurance Company	1,771	93,980
Catering Holding Company	2,131	64,423
City Cement Company	1,425	7,336
Dallah Healthcare Company	1,278	56,678
Dar Al Arkan Real Estate Development Company (A)	15,555	61,825
Dr Sulaiman Al Habib Medical Services Group Company	1,743	130,656
Eastern Province Cement Company	818	8,395
Electrical Industries Company	53,920	35,972
Emaar Economic City (A)	16,600	32,903
Etihad Etisalat Company	17,243	212,462
Fawaz Abdulaziz Al Hokair & Company (A)	2,750	11,933
Gulf Insurance Group	594	4,200
Hail Cement Company	5,731	18,011
Herfy Food Services Company	703	5,830
Jarir Marketing Company	13,850	53,824
Jazan Energy and Development Company (A)	1,882	7,038
L’Azurde Company for Jewelry	4,437	15,678
Leejam Sports Company JSC	843	37,138
Maharah Human Resources Company	1,194	20,390
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	9,123
Methanol Chemicals Company (A)	3,350	17,494
Middle East Healthcare Company (A)	2,038	42,560
Middle East Paper Company	2,257	18,557
Mobile Telecommunications Company Saudi Arabia	32,044	120,599
Mouwasat Medical Services Company	1,982	59,533
Najran Cement Company	4,857	14,944
Nama Chemicals Company (A)	2,002	16,946
National Company for Learning & Education	705	20,481
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Company	1,152	$17,866
National Gypsum (A)	1,677	9,962
National Industrialization Company (A)	11,918	38,755
National Medical Care Company	1,407	53,286
Northern Region Cement Company	4,267	11,853
Rabigh Refining & Petrochemical Company (A)	12,159	35,327
Riyad Bank	20,144	143,459
SABIC Agri-Nutrients Company	6,107	224,136
Sahara International Petrochemical Company	13,711	118,481
Saudi Arabian Mining Company (A)	27,886	296,359
Saudi Arabian Oil Company (B)	35,352	312,548
Saudi Automotive Services Company	1,130	16,634
Saudi Awwal Bank	13,370	123,961
Saudi Basic Industries Corp.	11,261	238,052
Saudi Cement Company	3,305	46,495
Saudi Ceramic Company	1,342	9,578
Saudi Chemical Company Holding	21,910	24,054
Saudi Company For Hardware CJSC (A)	1,537	11,498
Saudi Electricity Company	12,156	58,546
Saudi Ground Services Company (A)	2,496	20,297
Saudi Industrial Investment Group	6,947	41,767
Saudi Industrial Services Company	1,613	11,918
Saudi Kayan Petrochemical Company (A)	32,690	98,671
Saudi Marketing Company	1,952	11,187
Saudi Pharmaceutical Industries & Medical Appliances Corp. (A)	1,447	13,895
Saudi Public Transport Company (A)	3,653	18,127
Saudi Real Estate Company (A)	4,698	16,764
Saudi Reinsurance Company (A)	5,359	26,416
Saudi Research & Media Group (A)	1,347	57,232
Saudi Telecom Company	34,245	351,466
Saudia Dairy & Foodstuff Company	624	53,149
Seera Group Holding (A)	7,450	48,805
SHL Finance Company	2,058	10,785
Sinad Holding Company (A)	1,612	4,954
Southern Province Cement Company	1,999	22,629
Tabuk Cement Company (A)	2,710	10,750
The Company for Cooperative Insurance	3,204	105,274
The National Agriculture Development Company (A)	3,436	20,886
The Qassim Cement Company	1,062	18,064
The Saudi Investment Bank	12,910	51,633
The Saudi National Bank	22,108	205,987
The Savola Group	10,817	108,348
Umm Al-Qura Cement Company (A)	2,052	9,016
United Electronics Company	1,527	32,200
United International Transportation Company	1,703	30,589
Walaa Cooperative Insurance Company (A)	1,753	8,087
Yamama Cement Company	3,651	31,846
Yanbu Cement Company	2,788	26,398
Zamil Industrial Investment Company (A)	3,557	19,214
Singapore 0.0%		72,669
BOC Aviation, Ltd. (B)	10,100	72,669
South Africa 2.6%		4,656,552
Absa Group, Ltd.	15,201	140,197
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa (continued)
Adcock Ingram Holdings, Ltd.	2,963	$8,473
Advtech, Ltd.	30,094	38,866
AECI, Ltd.	4,099	22,488
African Rainbow Minerals, Ltd.	5,406	52,147
Afrimat, Ltd.	6,949	20,816
Alexander Forbes Group Holdings, Ltd.	42,430	12,905
Anglo American Platinum, Ltd.	1,640	69,445
Aspen Pharmacare Holdings, Ltd.	8,619	84,772
Astral Foods, Ltd.	1,655	13,997
Aveng, Ltd. (A)	15,919	6,153
AVI, Ltd.	21,109	87,734
Barloworld, Ltd.	9,995	40,432
Bid Corp., Ltd.	3,717	81,569
Blue Label Telecoms, Ltd. (A)	40,650	8,094
Capitec Bank Holdings, Ltd.	618	64,385
Cashbuild, Ltd.	822	7,329
Caxton & CTP Publishers & Printers, Ltd.	83,154	48,790
Clicks Group, Ltd.	6,396	100,228
Coronation Fund Managers, Ltd.	8,366	14,012
Curro Holdings, Ltd.	9,885	5,887
DataTec, Ltd.	10,224	18,995
Dis-Chem Pharmacies, Ltd. (B)	19,455	29,333
Discovery, Ltd.	8,788	61,922
DRDGOLD, Ltd.	25,471	23,828
Exxaro Resources, Ltd.	5,641	56,270
Famous Brands, Ltd.	2,192	6,864
FirstRand, Ltd.	61,029	218,306
Gold Fields, Ltd., ADR	15,317	234,197
Grindrod, Ltd.	18,631	10,224
Harmony Gold Mining Company, Ltd., ADR	22,877	142,752
Hudaco Industries, Ltd.	763	6,612
Impala Platinum Holdings, Ltd.	26,286	106,885
Investec, Ltd.	6,401	40,934
Italtile, Ltd.	28,750	17,550
JSE, Ltd.	3,574	16,756
KAP, Ltd. (A)	162,563	20,947
Kumba Iron Ore, Ltd.	1,166	36,686
Lewis Group, Ltd.	2,550	5,613
Life Healthcare Group Holdings, Ltd.	60,677	58,310
Metair Investments, Ltd. (A)	12,087	10,695
MiX Telematics, Ltd., ADR	2,273	14,524
Momentum Metropolitan Holdings	92,375	98,658
Motus Holdings, Ltd.	10,226	50,543
Mpact, Ltd.	6,725	10,144
Mr. Price Group, Ltd.	9,110	74,187
MTN Group, Ltd.	47,426	259,093
MultiChoice Group (A)	13,459	48,308
Naspers, Ltd., N Shares (A)	356	65,653
Nedbank Group, Ltd.	6,853	77,742
Netcare, Ltd.	51,649	37,833
Ninety One, Ltd.	8,381	18,263
Northam Platinum Holdings, Ltd.	7,939	51,221
Oceana Group, Ltd.	6,191	22,388
Old Mutual, Ltd.	164,633	100,379
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Africa (continued)
Omnia Holdings, Ltd.	9,420	$29,802
OUTsurance Group, Ltd.	9,294	20,483
Pepkor Holdings, Ltd. (B)	32,078	31,696
Pick n Pay Stores, Ltd.	14,046	17,742
PPC, Ltd. (A)	113,640	22,041
PSG Financial Services, Ltd.	35,031	28,161
Raubex Group, Ltd.	10,511	14,743
Reunert, Ltd.	7,864	25,761
Sanlam, Ltd.	15,124	54,423
Santam, Ltd.	2,073	31,990
Sappi, Ltd.	32,266	67,633
Sasol, Ltd.	13,525	149,415
Shoprite Holdings, Ltd.	9,748	132,979
Sibanye Stillwater, Ltd.	25,077	27,596
Sibanye Stillwater, Ltd., ADR (C)	21,654	96,577
Southern Sun, Ltd. (A)	52,665	14,399
Standard Bank Group, Ltd.	19,510	207,349
Sun International, Ltd.	11,101	23,546
Super Group, Ltd.	26,314	40,560
Telkom SA SOC, Ltd. (A)	16,120	21,591
The Bidvest Group, Ltd.	7,080	88,693
The Foschini Group, Ltd.	18,194	105,697
The SPAR Group, Ltd.	9,019	55,766
Thungela Resources, Ltd.	8,610	65,954
Tiger Brands, Ltd.	6,112	58,942
Transaction Capital, Ltd. (A)	23,453	8,689
Truworths International, Ltd.	16,379	66,597
Tsogo Sun, Ltd.	15,051	9,743
Vodacom Group, Ltd.	7,188	37,017
Wilson Bayly Holmes-Ovcon, Ltd. (A)	3,159	21,112
Woolworths Holdings, Ltd.	25,117	89,880
Zeda, Ltd. (A)	12,459	8,641
South Korea 12.7%		22,687,222
ABLBio, Inc. (A)	1,287	19,705
Advanced Nano Products Company, Ltd.	154	15,185
Advanced Process Systems Corp.	1,012	16,570
Aekyung Chemical Company, Ltd.	1,138	11,342
AfreecaTV Company, Ltd.	596	30,792
Ahnlab, Inc.	288	15,412
Ajin Industrial Company, Ltd. (A)	2,965	9,744
Alteogen, Inc. (A)	591	36,600
ALUKO Company, Ltd. (A)	3,314	7,776
Amorepacific Corp.	352	35,165
AMOREPACIFIC Group	998	21,396
Anam Electronics Company, Ltd. (A)	6,576	10,709
Ananti, Inc. (A)	6,031	30,076
Aprogen Biologics (A)	18,480	4,265
APTC Company, Ltd. (A)	1,450	17,480
Asia Cement Company, Ltd.	1,937	15,908
Asia Paper Manufacturing Company, Ltd.	151	4,781
Atinum Investment Company, Ltd.	6,093	14,125
BGF Company, Ltd.	2,408	6,749
BGF retail Company, Ltd.	220	22,979
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
BH Company, Ltd.	1,811	$30,387
Binex Company, Ltd. (A)	1,385	8,427
Binggrae Company, Ltd.	278	12,069
Bioneer Corp. (A)	221	5,133
BIT Computer Company, Ltd.	489	2,078
BNK Financial Group, Inc.	7,863	43,634
Boditech Med, Inc.	681	9,441
Bookook Securities Company, Ltd.	368	6,258
Boryung	912	6,727
Bosung Power Technology Company, Ltd. (A)	1,899	4,371
Bukwang Pharmaceutical Company, Ltd. (A)	919	4,315
Byucksan Corp.	6,701	14,522
Cafe24 Corp. (A)	605	7,727
Caregen Company, Ltd.	755	16,481
Celltrion Healthcare Company, Ltd.	666	38,386
Celltrion Pharm, Inc. (A)	268	16,589
Celltrion, Inc.	1,729	217,768
Chabiotech Company, Ltd. (A)	1,250	16,107
Cheil Worldwide, Inc.	2,558	38,704
Chemtronics Company, Ltd.	1,041	20,210
Cheryong Electric Company, Ltd.	496	8,046
Choa Pharmaceutical Company (A)	887	1,408
Choil Aluminum Company, Ltd. (A)	12,301	20,619
Chong Kun Dang Pharmaceutical Corp.	435	41,704
Chongkundang Holdings Corp.	208	9,184
Chorokbaem Media Company, Ltd. (A)(D)	888	3,717
Chosun Refractories Company, Ltd. (A)	293	5,162
Chunbo Company, Ltd.	135	11,264
CJ CGV Company, Ltd. (A)	2,189	9,414
CJ CheilJedang Corp.	463	110,742
CJ Corp.	656	46,594
CJ ENM Company, Ltd. (A)	696	41,254
CJ Freshway Corp.	590	10,885
CJ Logistics Corp.	437	38,131
Classys, Inc.	1,010	32,607
CMG Pharmaceutical Company, Ltd. (A)	4,018	6,814
Com2uS Corp.	281	10,737
Com2uS Holdings Corp. (A)	325	8,806
ContentreeJoongAng Corp. (A)	206	2,658
Coreana Cosmetics Company, Ltd. (A)	428	938
Cosmax, Inc. (A)	262	22,429
CosmoAM&T Company, Ltd. (A)	206	26,219
Cosmochemical Company, Ltd. (A)	673	19,489
Coway Company, Ltd.	1,851	71,269
COWELL FASHION Company, Ltd.	4,315	36,146
CR Holdings Company, Ltd.	696	3,601
CrystalGenomics Invites Company, Ltd. (A)	2,100	4,305
CS Wind Corp.	504	20,825
CTC BIO, Inc. (A)	644	4,783
Cuckoo Holdings Company, Ltd.	645	8,127
Cuckoo Homesys Company, Ltd.	761	13,544
D.I Corp.	851	3,939
Daea TI Company, Ltd. (A)	1,930	5,267
Daedong Corp.	657	7,380
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Daeduck Company, Ltd.	2,950	$14,672
Daeduck Electronics Company, Ltd.	1,054	21,690
Daehan Steel Company, Ltd.	1,190	12,215
Daejoo Electronic Materials Company, Ltd.	45	3,012
Daesang Corp.	1,153	17,615
Daewon Pharmaceutical Company, Ltd.	733	9,028
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	28,084
Daewoong Company, Ltd.	971	12,499
Daewoong Pharmaceutical Company, Ltd.	135	10,961
Daihan Pharmaceutical Company, Ltd.	428	9,198
Daishin Securities Company, Ltd.	1,799	20,135
Danal Company, Ltd. (A)	1,829	5,237
Daol Investment & Securities Company, Ltd.	4,881	15,243
Daou Data Corp.	986	9,406
Daou Technology, Inc.	1,699	23,263
Dasan Networks, Inc. (A)	946	2,756
Dawonsys Company, Ltd. (A)	1,186	13,001
DB Financial Investment Company, Ltd.	3,443	10,561
DB HiTek Company, Ltd.	1,624	77,840
DB Insurance Company, Ltd.	1,753	113,106
Dentium Company, Ltd.	219	21,338
Deutsch Motors, Inc.	2,653	10,199
DGB Financial Group, Inc.	6,891	45,309
DI Dong Il Corp.	1,364	33,049
Digital Daesung Company, Ltd.	3,558	17,044
DIO Corp. (A)	618	10,404
DL Construction Company, Ltd.	688	7,179
DL E&C Company, Ltd.	1,770	52,400
DL Holdings Company, Ltd.	706	26,158
DN Automotive Corp.	252	13,165
Dong-A Socio Holdings Company, Ltd.	161	11,350
Dong-A ST Company, Ltd.	234	10,621
Dongbang Transport Logistics Company, Ltd. (A)	7,986	12,656
Dongjin Semichem Company, Ltd.	1,174	34,918
DongKook Pharmaceutical Company, Ltd.	903	10,113
Dongkuk CM Company, Ltd. (A)	1,032	5,649
Dongkuk Holdings Company, Ltd.	549	3,826
Dongkuk Steel Mill Company, Ltd. (A)	1,712	14,683
Dongsuh Companies, Inc.	1,160	16,440
Dongsung Chemical Company, Ltd.	982	3,407
Dongsung Finetec Company, Ltd.	639	6,305
Dongwha Enterprise Company, Ltd. (A)	429	22,849
Dongwon Development Company, Ltd.	3,761	9,573
Dongwon F&B Company, Ltd.	345	8,204
Dongwon Systems Corp.	324	8,529
Doosan Bobcat, Inc.	2,300	80,938
Doosan Company, Ltd.	217	15,458
Doosan Enerbility Company, Ltd. (A)	5,602	68,420
Doosan Fuel Cell Company, Ltd. (A)	821	15,413
Doosan Tesna, Inc.	614	30,090
DoubleUGames Company, Ltd.	350	12,150
Douzone Bizon Company, Ltd.	422	9,609
Dreamtech Company, Ltd.	3,028	27,743
Duk San Neolux Company, Ltd. (A)	413	14,729
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
E1 Corp.	458	$21,844
Easy Holdings Company, Ltd.	6,196	14,538
Ecoplastic Corp.	7,591	28,798
Ecopro BM Company, Ltd.	689	145,886
Ecopro Company, Ltd.	292	168,450
Ecopro HN Company, Ltd.	540	29,981
Ehwa Technologies Information Company, Ltd. (A)(D)	6,572	4,579
Elentec Company, Ltd.	980	7,291
E-MART, Inc.	551	32,278
ENF Technology Company, Ltd.	543	10,510
Eo Technics Company, Ltd.	333	40,593
Eugene Corp.	3,338	9,077
Eugene Investment & Securities Company, Ltd.	7,899	24,621
Eugene Technology Company, Ltd.	653	21,823
F&F Company, Ltd.	358	23,747
FarmStory Company, Ltd.	14,890	18,511
Fila Holdings Corp.	852	25,092
Fine Semitech Corp.	1,035	19,131
Foosung Company, Ltd.	3,859	35,629
Genexine, Inc. (A)	1,426	10,713
Geumhwa PSC Company, Ltd.	327	6,745
Global Standard Technology Company, Ltd.	1,187	21,856
GOLFZON Company, Ltd.	153	10,531
Gradiant Corp.	512	4,419
Grand Korea Leisure Company, Ltd. (A)	1,534	15,568
Green Cross Corp.	350	31,022
Green Cross Holdings Corp.	976	11,125
GS Engineering & Construction Corp.	3,652	45,855
GS Holdings Corp.	2,343	74,704
GS Retail Company, Ltd.	1,892	34,867
HAESUNG DS Company, Ltd.	506	22,496
Han Kuk Carbon Company, Ltd.	1,873	17,988
Hana Financial Group, Inc.	8,619	277,330
Hana Materials, Inc.	766	27,179
Hana Micron, Inc.	1,530	35,328
Handok, Inc.	440	4,395
Handsome Company, Ltd.	592	8,696
Hanil Cement Company, Ltd.	1,300	12,731
Hanil Hyundai Cement Company, Ltd.	101	1,223
Hanjin Kal Corp.	732	30,327
Hanjin Transportation Company, Ltd.	574	11,122
Hankook Shell Oil Company, Ltd.	51	9,564
Hankook Tire & Technology Company, Ltd.	2,390	83,652
Hanmi Pharm Company, Ltd.	218	51,763
Hanmi Semiconductor Company, Ltd.	502	24,635
HanmiGlobal Company, Ltd.	473	8,158
Hanon Systems	5,108	28,584
Hansae Company, Ltd.	698	11,198
Hansae Yes24 Holdings Company, Ltd.	769	2,907
Hansol Chemical Company, Ltd.	257	39,922
Hansol Holdings Company, Ltd.	3,858	8,253
Hansol Paper Company, Ltd.	1,635	13,158
Hansol Technics Company, Ltd.	2,094	10,423
Hanssem Company, Ltd.	268	10,608
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Hanwha Aerospace Company, Ltd.	429	$41,957
Hanwha Corp.	1,297	25,687
Hanwha Galleria Corp. (A)	14,622	11,814
Hanwha General Insurance Company, Ltd. (A)	6,667	20,958
Hanwha Investment & Securities Company, Ltd. (A)	8,046	17,172
Hanwha Life Insurance Company, Ltd. (A)	11,044	23,630
Hanwha Solutions Corp. (A)	4,155	107,117
Hanwha Systems Company, Ltd.	2,252	28,107
Hanyang Eng Company, Ltd.	1,161	13,715
Hanyang Securities Company, Ltd.	2	15
Harim Company, Ltd.	7,616	17,010
Harim Holdings Company, Ltd.	3,064	16,817
HB SOLUTION Company, Ltd.	836	2,912
HB Technology Company, Ltd.	10,394	18,230
HD Hyundai Company, Ltd.	1,349	62,876
HD Hyundai Construction Equipment Company, Ltd.	457	17,214
HD Hyundai Electric Company, Ltd.	685	44,594
HD Hyundai Energy Solutions Company, Ltd.	528	9,747
HD Hyundai Infracore Company, Ltd.	5,410	32,702
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	555	47,901
HDC Hyundai Development Co-Engineering & Construction, Series E	2,487	29,702
Helixmith Company, Ltd. (A)	642	2,553
HFR, Inc. (A)	1,182	17,496
Hite Jinro Company, Ltd.	1,846	31,536
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	2,591
HL Holdings Corp.	659	17,034
HL Mando Company, Ltd.	1,426	39,315
HLB Life Science Company, Ltd. (A)	2,420	17,752
HLB, Inc. (A)	1,239	30,552
HMM Company, Ltd.	11,228	134,489
Homecast Company, Ltd. (A)	1,134	2,453
Hotel Shilla Company, Ltd.	893	45,341
Hugel, Inc. (A)	171	20,208
Huons Global Company, Ltd.	661	11,024
Husteel Company, Ltd.	4,051	15,733
Huvitz Company, Ltd.	672	8,111
Hwa Shin Company, Ltd.	1,306	11,879
Hwaseung Enterprise Company, Ltd.	2,793	18,738
HYBE Company, Ltd. (A)	159	26,450
Hy-Lok Corp.	1,283	27,563
Hyosung Advanced Materials Corp.	79	24,048
Hyosung Corp.	244	12,881
Hyosung Heavy Industries Corp. (A)	151	24,541
Hyosung TNC Corp.	131	38,618
Hyundai Autoever Corp.	271	38,753
Hyundai BNG Steel Company, Ltd.	218	2,645
Hyundai Department Store Company, Ltd.	380	14,927
Hyundai Elevator Company, Ltd.	946	32,330
Hyundai Engineering & Construction Company, Ltd.	2,087	57,852
Hyundai GF Holdings	2,228	6,557
Hyundai Glovis Company, Ltd.	630	84,547
Hyundai Green Food (A)	1,183	10,433
Hyundai Home Shopping Network Corp.	441	14,661
Hyundai Livart Furniture Company, Ltd. (A)	1,313	8,274
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hyundai Marine & Fire Insurance Company, Ltd.	2,908	$70,001
Hyundai Mipo Dockyard Company, Ltd. (A)	337	21,143
Hyundai Mobis Company, Ltd.	897	158,644
Hyundai Motor Company	4,034	574,378
Hyundai Rotem Company, Ltd. (A)	807	16,602
Hyundai Steel Company	2,252	61,226
Hyundai Wia Corp.	378	17,447
IA, Inc. (A)	25,761	8,492
Iljin Holdings Company, Ltd.	4,893	14,626
Ilshin Spinning Company, Ltd.	1,514	10,324
Ilyang Pharmaceutical Company, Ltd.	639	7,327
iMarketKorea, Inc.	1,567	10,073
InBody Company, Ltd.	1,525	28,992
Industrial Bank of Korea	8,847	80,966
Innocean Worldwide, Inc.	766	12,049
Innox Advanced Materials Company, Ltd.	866	22,025
Inscobee, Inc. (A)	4,497	4,213
Insun ENT Company, Ltd. (A)	1,874	10,623
INTOPS Company, Ltd.	657	14,905
Inzi Controls Company, Ltd.	2,349	14,572
IS Dongseo Company, Ltd. (A)	819	17,250
ISC Company, Ltd.	274	18,660
i-SENS, Inc.	1,052	19,161
ISU Chemical Company, Ltd.	896	10,603
ISU Specialty Chemical (A)	128	19,023
IsuPetasys Company, Ltd.	811	18,947
Jahwa Electronics Company, Ltd. (A)	1,148	24,141
JB Financial Group Company, Ltd.	5,533	44,392
JC Chemical Company, Ltd.	1,880	10,332
Jeil Savings Bank (A)(D)	1,850	0
Jeisys Medical, Inc. (A)	2,251	18,760
Jeju Air Company, Ltd. (A)	2,164	18,128
Jeju Semiconductor Corp. (A)	5,245	31,509
Jin Air Company, Ltd. (A)	1,258	11,493
Jusung Engineering Company, Ltd.	869	23,599
JVM Company, Ltd.	218	4,720
JW Pharmaceutical Corp.	772	17,946
JYP Entertainment Corp.	663	49,230
Kakao Corp.	835	32,577
Kakao Games Corp. (A)	762	15,507
KakaoBank Corp.	1,221	24,739
Kangwon Land, Inc.	3,386	40,589
KAON Group Company, Ltd.	372	1,655
KB Financial Group, Inc.	6,698	270,819
KC Company, Ltd.	703	9,651
KC Mobility Company (A)	3,099	19,513
KC Tech Company, Ltd.	460	9,435
KCC Corp.	127	20,420
KCC Glass Corp.	684	21,988
KCTC	3,415	10,588
KEC Corp.	19,483	21,560
KEPCO Engineering & Construction Company, Inc.	302	14,315
KEPCO Plant Service & Engineering Company, Ltd.	870	23,447
KG Chemical Corp.	3,205	17,139
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
KG DONGBUSTEEL	2,195	$14,886
KG Eco Technology Service Company, Ltd.	1,715	14,926
Kginicis Company, Ltd.	1,735	16,324
KGMobilians Company, Ltd.	1,431	5,952
KH Vatec Company, Ltd.	1,068	11,695
Kia Corp.	7,634	507,189
KISWIRE, Ltd.	688	10,245
KIWOOM Securities Company, Ltd.	700	49,908
KMW Company, Ltd. (A)	436	3,985
Koh Young Technology, Inc.	1,589	14,116
Kolmar BNH Company, Ltd.	589	7,179
Kolmar Korea Company, Ltd.	453	16,592
Kolmar Korea Holdings Company, Ltd.	1,142	6,388
Kolon Corp.	754	10,141
Kolon Industries, Inc.	1,245	41,485
KoMiCo, Ltd.	489	22,836
Korea Aerospace Industries, Ltd.	707	25,405
Korea Circuit Company, Ltd. (A)	877	11,306
Korea Electric Power Corp. (A)	3,750	54,703
Korea Electric Terminal Company, Ltd.	438	25,859
Korea Gas Corp. (A)	863	16,594
Korea Investment Holdings Company, Ltd.	817	37,781
Korea Line Corp. (A)	8,922	13,496
Korea Petrochemical Industrial Company, Ltd.	150	19,067
Korea Real Estate Investment & Trust Company, Ltd.	13,600	12,935
Korea United Pharm, Inc.	348	6,528
Korea Zinc Company, Ltd.	65	24,657
Korean Air Lines Company, Ltd.	6,937	120,182
Korean Reinsurance Company	7,459	44,789
KPX Chemical Company, Ltd.	134	4,579
Krafton, Inc. (A)	272	44,709
KSS LINE, Ltd.	1,928	13,338
KT Corp.	1,250	32,474
KT Skylife Company, Ltd.	2,656	12,432
KT&G Corp.	1,168	79,620
Kukdo Chemical Company, Ltd.	337	10,223
Kum Yang Company, Ltd. (A)	196	19,389
Kumho HT, Inc. (A)	18,438	9,579
Kumho Petrochemical Company, Ltd.	563	55,594
Kumho Tire Company, Inc. (A)	6,125	26,294
KUMHOE&C Company, Ltd.	1,164	4,922
Kwang Dong Pharmaceutical Company, Ltd.	1,959	10,571
KX Innovation Company, Ltd.	1,202	4,735
Kyeryong Construction Industrial Company, Ltd.	1,232	13,466
Kyongbo Pharmaceutical Company, Ltd.	455	3,160
Kyung Dong Navien Company, Ltd.	334	11,790
Kyungdong Pharm Company, Ltd.	2,317	11,653
Kyung-In Synthetic Corp.	2,294	6,722
L&C Bio Company, Ltd.	662	17,078
L&F Company, Ltd.	261	35,504
LabGenomics Company, Ltd. (A)	5,344	16,889
LB Semicon, Inc. (A)	1,498	8,911
LEENO Industrial, Inc.	261	40,366
LF Corp.	1,828	19,637
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
LG Chem, Ltd.	561	$217,031
LG Corp.	1,183	76,619
LG Display Company, Ltd. (A)	1,935	18,726
LG Display Company, Ltd., ADR (A)(C)	8,246	39,663
LG Electronics, Inc.	3,427	271,730
LG H&H Company, Ltd.	361	93,261
LG HelloVision Company, Ltd.	2,843	7,426
LG Innotek Company, Ltd.	471	86,669
LG Uplus Corp.	9,491	77,093
LIG Nex1 Company, Ltd.	395	29,834
Lotte Chemical Corp.	238	28,335
Lotte Chilsung Beverage Company, Ltd.	242	27,684
Lotte Corp.	1,241	26,866
Lotte Energy Materials Corp.	293	10,178
LOTTE Fine Chemical Company, Ltd.	703	31,366
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	13,186
Lotte Rental Company, Ltd.	534	11,277
Lotte Shopping Company, Ltd.	386	22,836
Lotte Wellfood Company, Ltd.	206	19,705
LS Corp.	565	36,958
LS Electric Company, Ltd.	609	35,619
LX Hausys, Ltd.	473	16,510
LX Holdings Corp.	2,817	16,000
LX International Corp.	1,440	33,136
LX Semicon Company, Ltd.	383	25,547
Macquarie Korea Infrastructure Fund	9,437	90,760
Maeil Dairies Company, Ltd.	256	8,553
Mcnex Company, Ltd.	678	15,936
Medytox, Inc.	185	31,681
Meerecompany, Inc.	83	2,151
MegaStudyEdu Company, Ltd.	501	22,134
Meritz Financial Group, Inc. (A)	2,873	123,188
Mgame Corp. (A)	2,712	13,367
MiCo, Ltd. (A)	1,727	12,162
Mirae Asset Life Insurance Company, Ltd. (A)	6,888	29,394
Mirae Asset Securities Company, Ltd.	7,370	40,847
Mirae Asset Venture Investment Company, Ltd. (A)	2,606	9,931
Miwon Commercial Company, Ltd.	98	12,524
Miwon Specialty Chemical Company, Ltd.	99	10,508
MK Electron Company, Ltd.	1,378	12,900
Moorim P&P Company, Ltd.	3,759	9,223
Motrex Company, Ltd.	1,716	21,540
MS Autotech Company, Ltd.	5,198	20,946
Multicampus Company, Ltd.	178	4,423
Myoung Shin Industrial Company, Ltd. (A)	1,165	17,314
MyungMoon Pharm Company, Ltd. (A)	1,061	1,786
Namhae Chemical Corp.	1,084	6,006
Namsun Aluminum Company, Ltd. (A)	7,722	13,703
NAVER Corp.	424	68,155
NCSoft Corp.	210	42,522
Neowiz (A)	886	18,213
Neowiz Holdings Corp. (A)	409	7,483
Nepes Ark Corp. (A)	942	18,858
NEPES Corp. (A)	486	6,365
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
South Korea (continued)
Netmarble Corp. (A)(B)	464	$21,227
Nexen Tire Corp.	4,056	27,528
NEXTIN, Inc.	476	25,736
NH Investment & Securities Company, Ltd.	4,948	39,232
NHN Corp. (A)	718	13,039
NHN KCP Corp.	1,233	11,622
NI Steel Company, Ltd.	1,981	9,356
NICE Holdings Company, Ltd.	1,125	11,605
Nice Information & Telecommunication, Inc.	598	10,085
NICE Information Service Company, Ltd.	1,825	12,701
Nong Woo Bio Company, Ltd.	564	3,517
NongShim Company, Ltd.	120	37,627
NOROO Paint & Coatings Company, Ltd.	430	3,239
OCI Company, Ltd. (A)	267	21,789
OCI Holdings Company, Ltd.	590	45,039
Orion Corp.	691	62,482
Orion Holdings Corp.	1,265	15,035
Osung Advanced Materials Company, Ltd. (A)	5,009	5,599
Ottogi Corp.	88	25,777
Pan Ocean Company, Ltd.	14,756	51,545
Paradise Company, Ltd. (A)	1,307	13,493
Park Systems Corp.	234	29,072
Partron Company, Ltd.	1,950	12,904
Pearl Abyss Corp. (A)	412	11,984
People & Technology, Inc.	844	34,246
PharmaResearch Company, Ltd.	170	14,172
Pharmicell Company, Ltd. (A)	1,235	5,756
PI Advanced Materials Company, Ltd.	558	13,324
Poongsan Corp.	1,263	34,928
Posco DX Company, Ltd.	1,242	54,913
POSCO Future M Company, Ltd.	107	26,779
POSCO Holdings, Inc.	656	244,980
Posco International Corp.	1,075	47,498
PSK, Inc.	1,312	20,133
Pulmuone Company, Ltd.	814	6,520
RFHIC Corp.	601	6,785
S-1 Corp.	916	42,487
Sajodaerim Corp.	926	23,163
Sam Chun Dang Pharm Company, Ltd. (A)	567	31,159
Sam Young Electronics Company, Ltd.	1,240	7,830
Sam Yung Trading Company, Ltd.	901	8,849
Sambu Engineering & Construction Company, Ltd. (A)	10,696	22,224
Samchully Company, Ltd.	63	4,694
Samick THK Company, Ltd.	534	4,456
Samjin Pharmaceutical Company, Ltd.	502	8,552
Samkee EV Company, Ltd. (A)	236	530
SAMPYO Cement Company, Ltd.	2,549	6,233
Samsung Biologics Company, Ltd. (A)(B)	57	31,886
Samsung C&T Corp.	947	87,319
Samsung Card Company, Ltd.	1,362	34,776
Samsung Electro-Mechanics Company, Ltd.	1,451	163,509
Samsung Electronics Company, Ltd.	75,696	4,268,326
Samsung Electronics Company, Ltd., GDR	333	463,993
Samsung Engineering Company, Ltd. (A)	5,493	107,100
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	958	$192,551
Samsung Heavy Industries Company, Ltd. (A)	4,081	25,187
Samsung Life Insurance Company, Ltd.	1,023	55,304
Samsung SDI Company, Ltd.	774	281,834
Samsung SDS Company, Ltd.	480	62,415
Samsung Securities Company, Ltd.	2,467	74,789
SAMT Company, Ltd.	6,335	13,816
Samwha Capacitor Company, Ltd.	526	15,892
Samyang Corp.	253	8,624
Samyang Foods Company, Ltd.	157	25,742
Samyang Holdings Corp.	267	14,370
Sangsangin Company, Ltd. (A)	3,162	10,114
Saramin Company, Ltd.	326	4,214
SD Biosensor, Inc.	1,807	15,838
Seah Besteel Holdings Corp.	1,462	27,896
SeAH Holdings Corp.	61	5,118
SeAH Steel Corp.	195	19,761
SeAH Steel Holdings Corp.	93	13,765
Sebang Company, Ltd.	571	5,286
Sebang Global Battery Company, Ltd.	496	22,471
Seegene, Inc.	2,115	35,041
Sejong Industrial Company, Ltd.	995	4,249
Seojin System Company, Ltd. (A)	1,392	20,525
Seoul Semiconductor Company, Ltd.	1,598	12,276
Seoyon Company, Ltd.	2,013	12,684
Seoyon E-Hwa Company, Ltd.	1,858	24,835
Sewon E&C Company, Ltd. (A)(D)	4,490	884
SFA Engineering Corp.	833	19,255
SFA Semicon Company, Ltd. (A)	2,349	9,654
SGC Energy Company, Ltd.	730	16,333
SGC eTec E&C Company, Ltd.	205	3,070
Shin Heung Energy & Electronics Company, Ltd.	599	19,941
Shinhan Financial Group Company, Ltd.	11,487	327,677
Shinsegae Food Company, Ltd.	221	7,075
Shinsegae International, Inc.	545	6,939
Shinsegae, Inc.	327	42,982
Shinsung Delta Tech Company, Ltd.	400	12,893
Shinsung E&G Company, Ltd. (A)	12,585	19,381
Shinyoung Securities Company, Ltd.	377	17,701
SIMMTECH Company, Ltd.	552	16,580
SIMMTECH HOLDINGS Company, Ltd.	4,459	9,576
SK Biopharmaceuticals Company, Ltd. (A)	446	29,667
SK Bioscience Company, Ltd. (A)	424	22,243
SK Chemicals Company, Ltd.	152	7,551
SK D&D Company, Ltd.	481	10,495
SK Discovery Company, Ltd.	404	12,681
SK Gas, Ltd.	234	27,791
SK Hynix, Inc.	12,853	1,333,646
SK IE Technology Company, Ltd. (A)(B)	460	25,185
SK Innovation Company, Ltd. (A)	965	106,831
SK Networks Company, Ltd.	9,038	39,616
SK Oceanplant Company, Ltd. (A)	1,455	18,682
SK Securities Company, Ltd.	33,889	16,402
SK Telecom Company, Ltd.	2,324	93,943
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
South Korea (continued)
SK, Inc.	842	$106,526
SKC Company, Ltd.	361	26,989
SL Corp.	916	23,071
SM Entertainment Company, Ltd.	343	23,075
SNT Holdings Company, Ltd.	302	4,007
SNT Motiv Company, Ltd.	643	21,808
S-Oil Corp.	1,269	66,882
Solid, Inc.	2,651	11,743
SOLUM Company, Ltd. (A)	1,423	30,165
Solus Advanced Materials Company, Ltd.	459	8,572
Songwon Industrial Company, Ltd.	862	12,564
Soulbrain Company, Ltd.	162	34,750
Soulbrain Holdings Company, Ltd.	248	6,832
Spigen Korea Company, Ltd.	296	7,002
SSANGYONG C&E Company, Ltd.	4,522	21,095
ST Pharm Company, Ltd.	358	18,005
STIC Investments, Inc.	1,746	8,940
Studio Dragon Corp. (A)	834	34,954
Sugentech, Inc.	1,465	6,862
Suheung Company, Ltd.	579	12,191
Sung Kwang Bend Company, Ltd.	1,291	12,608
Sungshin Cement Company, Ltd.	1,538	10,515
Sungwoo Hitech Company, Ltd.	3,363	23,473
Sunjin Company, Ltd.	1,060	5,674
Sunny Electronics Corp. (A)	1,058	1,986
Suprema, Inc. (A)	225	3,616
SY Company, Ltd. (A)	1,552	5,773
Synopex, Inc. (A)	11,209	35,856
Systems Technology, Inc.	946	24,664
Tae Kyung Industrial Company, Ltd.	604	3,160
Taekwang Industrial Company, Ltd.	15	6,897
Taeyoung Engineering & Construction Company, Ltd.	2,164	6,186
Taihan Electric Wire Company, Ltd. (A)	2,202	20,266
Taihan Fiberoptics Company, Ltd. (A)	8,404	8,720
TCC Steel	830	35,506
TechWing, Inc.	2,472	18,324
Telechips, Inc.	1,208	28,984
TES Company, Ltd.	818	12,974
The Nature Holdings Company, Ltd.	1,348	18,350
Theragen Etex Company, Ltd. (A)	1,048	3,341
TK Corp.	1,251	14,557
TKG Huchems Company, Ltd.	1,256	20,673
Tokai Carbon Korea Company, Ltd.	189	14,475
Tongyang Life Insurance Company, Ltd. (A)	3,769	13,014
Toptec Company, Ltd.	1,541	9,227
TSE Company, Ltd.	653	25,562
TY Holdings Company, Ltd.	1,334	5,171
TYM Corp.	3,991	15,815
Uju Electronics Company, Ltd.	578	6,287
Unid Company, Ltd.	170	9,931
Union Semiconductor Equipment & Materials Company, Ltd.	1,777	11,160
Uniquest Corp.	1,336	5,492
Unison Company, Ltd. (A)	8,470	8,548
Value Added Technology Company, Ltd.	533	13,278
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
VT Company, Ltd. (A)	1,526	$21,358
Webzen, Inc.	1,268	14,684
Whanin Pharmaceutical Company, Ltd.	637	6,899
WiSoL Company, Ltd.	1,676	9,506
WIZIT Company, Ltd. (A)	3,288	2,099
Won Tech Company, Ltd. (A)	2,119	17,741
Wonik Holdings Company, Ltd. (A)	3,450	8,916
WONIK IPS Company, Ltd.	1,338	35,213
Wonik QnC Corp.	792	16,483
Woongjin Thinkbig Company, Ltd.	5,571	11,789
Woori Financial Group, Inc.	21,573	217,473
Woori Technology Investment Company, Ltd. (A)	4,199	18,063
Woori Technology, Inc. (A)	3,129	3,256
Woorison F&G Company, Ltd.	2,437	2,907
Y G-1 Company, Ltd.	1,316	5,753
YG Entertainment, Inc.	319	12,839
Youlchon Chemical Company, Ltd.	1,067	28,729
Young Poong Precision Corp.	1,950	19,316
Youngone Corp.	961	32,468
Youngone Holdings Company, Ltd.	249	14,952
Yuanta Securities Korea Company, Ltd.	8,310	16,606
Yuhan Corp.	505	23,969
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	5,534
Zeus Company, Ltd.	989	36,273
Zinus, Inc.	1,390	16,874
Spain 0.0%		15,048
AmRest Holdings SE (A)	2,461	15,048
Taiwan 16.7%		29,868,118
Abico Avy Company, Ltd.	11,089	8,842
Ability Enterprise Company, Ltd.	24,000	20,635
AcBel Polytech, Inc.	23,396	31,390
Accton Technology Corp.	7,796	132,640
Acer, Inc.	51,510	58,106
ACES Electronic Company, Ltd.	11,000	10,794
Acter Group Corp., Ltd.	3,394	19,686
A-DATA Technology Company, Ltd.	10,854	34,697
Addcn Technology Company, Ltd.	2,602	16,590
Advanced Ceramic X Corp.	2,000	16,743
Advanced Energy Solution Holding Company, Ltd.	1,000	24,184
Advanced International Multitech Company, Ltd.	8,000	18,200
Advancetek Enterprise Company, Ltd.	17,000	21,212
Advantech Company, Ltd.	4,111	46,443
Aerospace Industrial Development Corp.	11,000	18,253
AGV Products Corp.	59,000	22,480
Airtac International Group	1,816	63,074
Alchip Technologies, Ltd.	1,000	99,745
ALI Corp. (A)	19,000	19,229
Allied Supreme Corp.	2,000	21,940
Allis Electric Company, Ltd.	4,326	9,435
Alltek Technology Corp.	11,445	13,613
Alltop Technology Company, Ltd.	2,000	11,794
Alpha Networks, Inc.	12,000	13,719
Altek Corp.	10,000	12,596
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
Amazing Microelectronic Corp.	4,931	$20,209
AMPACS Corp.	9,000	14,127
AMPOC Far-East Company, Ltd.	7,000	17,114
AmTRAN Technology Company, Ltd. (A)	17,933	6,860
Anpec Electronics Corp.	3,000	19,174
Apacer Technology, Inc.	8,000	15,407
Apex Biotechnology Corp.	8,060	7,633
Apex International Company, Ltd.	9,000	14,520
Arcadyan Technology Corp.	8,898	46,555
Ardentec Corp.	19,363	43,574
Argosy Research, Inc.	7,000	38,055
ASE Technology Holding Company, Ltd., ADR	29,238	251,447
Asia Cement Corp.	53,608	71,513
Asia Optical Company, Inc.	9,710	20,748
Asia Pacific Telecom Company, Ltd. (A)	116,666	28,216
Asia Polymer Corp.	29,994	22,941
Asia Vital Components Company, Ltd.	5,346	52,468
ASIX Electronics Corp.	5,000	21,855
ASMedia Technology, Inc.	1,000	46,104
ASPEED Technology, Inc.	1,100	103,404
Asustek Computer, Inc.	9,528	120,135
Aten International Company, Ltd.	4,000	10,399
Audix Corp.	6,000	11,238
AUO Corp. (A)	149,800	78,614
AURAS Technology Company, Ltd.	3,000	35,000
Aurora Corp.	4,000	9,618
Axiomtek Company, Ltd.	9,893	27,811
Bafang Yunji International Company, Ltd.	3,000	16,630
Bank of Kaohsiung Company, Ltd. (A)	44,887	17,303
Basso Industry Corp.	8,700	11,291
BenQ Materials Corp.	23,000	26,551
BES Engineering Corp.	45,200	16,140
Bioteque Corp.	3,000	10,552
Bora Pharmaceuticals Company, Ltd.	1,298	26,671
Brighton-Best International Taiwan, Inc.	28,000	31,135
C Sun Manufacturing, Ltd.	8,240	14,935
Calin Technology Company, Ltd. (A)	10,000	12,895
Capital Securities Corp.	64,826	31,967
Career Technology MFG. Company, Ltd.	29,599	20,672
Castles Technology Company, Ltd.	5,250	24,479
Caswell, Inc.	3,000	9,108
Catcher Technology Company, Ltd.	14,000	87,101
Cathay Financial Holding Company, Ltd. (A)	91,825	136,666
Cathay Real Estate Development Company, Ltd.	19,000	9,753
Center Laboratories, Inc.	21,508	31,358
Central Reinsurance Company, Ltd. (A)	21,837	16,190
Chailease Holding Company, Ltd.	26,187	155,597
Chang Hwa Commercial Bank, Ltd.	71,266	40,591
Chang Wah Electromaterials, Inc.	14,090	15,553
Chang Wah Technology Company, Ltd.	17,500	18,984
Channel Well Technology Company, Ltd.	7,000	18,923
Charoen Pokphand Enterprise	12,611	38,722
CHC Resources Corp.	7,000	12,810
Chen Full International Company, Ltd.	14,000	17,111
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Chenbro Micom Company, Ltd.	3,000	$24,172
Cheng Loong Corp.	47,480	45,252
Cheng Mei Materials Technology Corp. (A)	39,132	16,538
Cheng Shin Rubber Industry Company, Ltd.	39,031	58,787
Cheng Uei Precision Industry Company, Ltd.	16,000	22,587
Chia Chang Company, Ltd.	10,000	13,660
Chia Hsin Cement Corp.	17,430	10,788
Chicony Electronics Company, Ltd.	22,455	114,568
Chicony Power Technology Company, Ltd.	6,305	28,670
Chief Telecom, Inc.	3,300	34,169
Chieftek Precision Company, Ltd.	7,700	16,439
China Airlines, Ltd.	119,820	80,979
China Bills Finance Corp.	43,000	20,086
China Development Financial Holding Corp. (A)	236,192	95,996
China Electric Manufacturing Corp.	35,000	18,818
China General Plastics Corp.	13,690	10,228
China Man-Made Fiber Corp. (A)	59,001	15,247
China Metal Products Company, Ltd.	14,966	19,015
China Motor Corp.	10,000	32,473
China Petrochemical Development Corp. (A)	171,683	53,935
China Steel Chemical Corp.	6,000	22,285
China Steel Corp.	163,038	136,548
China Steel Structure Company, Ltd.	6,000	10,182
Ching Feng Home Fashions Company, Ltd.	11,275	7,189
Chin-Poon Industrial Company, Ltd.	13,642	21,344
Chipbond Technology Corp.	23,000	52,975
ChipMOS Technologies, Inc.	18,638	24,338
Chong Hong Construction Company, Ltd.	5,024	12,027
Chroma ATE, Inc.	6,440	44,152
Chun Yuan Steel Industry Company, Ltd.	33,381	18,060
Chung Hung Steel Corp.	50,226	37,548
Chung Hwa Food Industrial Company, Ltd.	3,000	9,583
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	70,111
Chunghwa Precision Test Tech Company, Ltd.	1,000	18,820
Chunghwa Telecom Company, Ltd.	34,000	129,986
Cleanaway Company, Ltd.	6,000	34,875
Clevo Company	17,120	18,457
CMC Magnetics Corp. (A)	27,448	9,578
Compal Electronics, Inc.	97,895	96,839
Compeq Manufacturing Company, Ltd.	35,000	82,145
Concord Securities Company, Ltd. (A)	38,000	15,937
Continental Holdings Corp.	12,950	11,522
Coremax Corp.	4,355	11,711
Coretronic Corp.	17,000	38,957
Co-Tech Development Corp.	9,000	17,901
CSBC Corp. Taiwan (A)	14,000	9,717
CTBC Financial Holding Company, Ltd.	428,967	375,451
CTCI Corp.	27,000	37,856
CyberPower Systems, Inc.	4,200	30,026
CyberTAN Technology, Inc. (A)	23,000	16,878
DA CIN Construction Company, Ltd.	8,800	12,006
Da-Li Development Company, Ltd.	17,850	19,514
Darfon Electronics Corp.	7,000	11,798
Daxin Materials Corp.	9,000	29,563
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	15,253	$154,274
Depo Auto Parts Industrial Company, Ltd.	8,000	36,157
Dimerco Data System Corp.	6,300	21,469
Dimerco Express Corp.	6,300	15,939
D-Link Corp.	19,004	12,422
Dynamic Holding Company, Ltd.	8,000	26,111
Dynapack International Technology Corp.	10,000	25,763
E Ink Holdings, Inc.	6,000	35,032
E&R Engineering Corp.	9,000	19,694
E.Sun Financial Holding Company, Ltd.	233,985	191,621
Eastern Media International Corp. (A)	17,217	12,804
Eclat Textile Company, Ltd.	2,532	48,144
ECOVE Environment Corp.	3,000	29,786
Edom Technology Company, Ltd.	10,000	7,829
Egis Technology, Inc.	4,000	13,935
Elan Microelectronics Corp.	9,400	45,517
E-LIFE MALL Corp.	6,000	16,257
Elite Advanced Laser Corp.	9,000	17,191
Elite Material Company, Ltd.	3,831	46,564
Elite Semiconductor Microelectronics Technology, Inc.	7,000	21,148
Elitegroup Computer Systems Company, Ltd.	15,000	13,902
eMemory Technology, Inc.	1,000	80,187
Emerging Display Technologies Corp.	30,000	29,571
Ennoconn Corp.	3,000	26,436
Ennostar, Inc. (A)	31,605	46,396
EnTie Commercial Bank Company, Ltd.	52,000	24,584
Episil Technologies, Inc.	8,000	19,514
Episil-Precision, Inc.	7,000	14,618
Eris Technology Corp.	3,390	26,581
Eson Precision Ind Company, Ltd.	12,000	23,297
Eternal Materials Company, Ltd.	33,217	31,456
Eurocharm Holdings Company, Ltd.	2,000	11,243
Eva Airways Corp.	96,332	96,522
Everest Textile Company, Ltd. (A)	50,000	11,988
Evergreen International Storage & Transport Corp.	27,320	25,642
Evergreen Marine Corp. Taiwan, Ltd.	27,672	99,260
Evergreen Steel Corp.	12,000	31,203
Everlight Chemical Industrial Corp.	26,000	17,019
Everlight Electronics Company, Ltd.	19,000	28,427
Excelsior Medical Company, Ltd.	11,550	32,180
Far Eastern Department Stores, Ltd.	54,558	42,107
Far Eastern International Bank	129,418	49,501
Far Eastern New Century Corp.	113,878	111,516
Far EasTone Telecommunications Company, Ltd.	45,000	119,365
Faraday Technology Corp.	5,000	61,822
Farglory F T Z Investment Holding Company, Ltd.	13,224	23,202
Farglory Land Development Company, Ltd.	17,526	32,743
Federal Corp. (A)	21,137	12,410
Feng Hsin Steel Company, Ltd.	17,000	35,887
Feng TAY Enterprise Company, Ltd.	8,393	49,377
First Financial Holding Company, Ltd.	238,956	211,737
First Hi-Tec Enterprise Company, Ltd.	8,000	33,929
First Hotel	14,923	7,493
First Steamship Company, Ltd. (A)	31,479	8,515
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
FIT Holding Company, Ltd.	12,000	$13,884
Fitipower Integrated Technology, Inc.	3,900	35,272
Fittech Company, Ltd.	3,000	6,455
FLEXium Interconnect, Inc.	14,352	40,216
Flytech Technology Company, Ltd.	6,125	13,194
Formosa Advanced Technologies Company, Ltd.	9,000	11,272
Formosa Chemicals & Fibre Corp.	48,440	99,348
Formosa International Hotels Corp.	4,000	28,132
Formosa Laboratories, Inc.	9,000	28,913
Formosa Petrochemical Corp.	12,000	32,586
Formosa Plastics Corp.	47,880	123,744
Formosa Sumco Technology Corp.	2,000	10,484
Formosa Taffeta Company, Ltd.	32,000	25,951
Formosan Rubber Group, Inc.	16,362	12,284
Formosan Union Chemical	26,000	17,337
Fortune Electric Company, Ltd.	2,000	17,942
Foxconn Technology Company, Ltd.	21,617	36,888
Foxsemicon Integrated Technology, Inc.	2,427	15,340
Froch Enterprise Company, Ltd.	32,000	19,204
FSP Technology, Inc.	8,000	13,373
Fu Hua Innovation Company, Ltd.	25,202	23,639
Fubon Financial Holding Company, Ltd.	71,133	146,597
Fulgent Sun International Holding Company, Ltd.	9,112	42,977
Fulltech Fiber Glass Corp.	35,044	18,907
Fusheng Precision Company, Ltd.	5,000	32,551
Fwusow Industry Company, Ltd.	21,630	13,429
G Shank Enterprise Company, Ltd.	8,000	16,132
Gallant Precision Machining Company, Ltd.	14,000	14,094
Gamania Digital Entertainment Company, Ltd.	7,000	17,167
GEM Services, Inc.	7,000	15,795
Gemtek Technology Corp.	26,496	28,928
General Interface Solution Holding, Ltd.	14,000	29,492
Genius Electronic Optical Company, Ltd.	2,952	37,822
GeoVision, Inc.	1,703	2,487
Getac Holdings Corp.	20,000	65,145
GFC, Ltd.	6,000	15,137
Giant Manufacturing Company, Ltd.	11,217	68,162
Gigabyte Technology Company, Ltd.	2,719	21,657
Gigasolar Materials Corp. (A)	7,000	19,337
Global Brands Manufacture, Ltd.	14,362	31,716
Global Lighting Technologies, Inc.	10,000	16,755
Global Mixed Mode Technology, Inc.	3,000	25,692
Global PMX Company, Ltd.	2,000	8,648
Global Unichip Corp.	2,000	105,314
Globalwafers Company, Ltd.	8,000	149,232
Globe Union Industrial Corp. (A)	24,455	11,357
Gloria Material Technology Corp.	22,000	34,319
GMI Technology, Inc.	27,000	18,859
Gold Circuit Electronics, Ltd.	4,100	29,881
Goldsun Building Materials Company, Ltd.	52,208	45,283
Gourmet Master Company, Ltd.	4,000	12,813
Grand Pacific Petrochemical	48,000	24,656
Grand Process Technology Corp.	2,000	35,011
Grape King Bio, Ltd.	7,000	34,406
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Great Taipei Gas Company, Ltd.	25,000	$26,278
Great Tree Pharmacy Company, Ltd.	3,403	38,061
Great Wall Enterprise Company, Ltd.	14,287	25,782
Greatek Electronics, Inc.	12,000	23,177
Gudeng Precision Industrial Company, Ltd.	3,147	38,379
Hannstar Board Corp.	23,213	42,231
HannStar Display Corp. (A)	111,980	41,269
HannsTouch Holdings Company (A)	42,000	13,001
Hey Song Corp.	18,250	22,871
Highlight Tech Corp.	7,000	10,822
Highwealth Construction Corp.	30,793	40,384
Hitron Technology, Inc.	8,267	8,276
Hiwin Technologies Corp.	7,083	51,778
Hiyes International Company, Ltd.	7,000	19,806
Ho Tung Chemical Corp.	55,773	16,404
Holtek Semiconductor, Inc.	15,000	32,209
Holy Stone Enterprise Company, Ltd.	7,350	23,521
Hon Hai Precision Industry Company, Ltd.	119,352	387,665
Hong TAI Electric Industrial	29,000	23,654
Horizon Securities Company, Ltd. (A)	43,460	15,239
Hota Industrial Manufacturing Company, Ltd.	17,000	34,877
Hotai Finance Company, Ltd.	4,400	18,188
Hotai Motor Company, Ltd.	1,020	23,123
Hsin Kuang Steel Company, Ltd.	9,000	14,389
HTC Corp. (A)	32,700	52,511
Hu Lane Associate, Inc.	3,000	15,423
HUA ENG Wire & Cable Company, Ltd.	36,000	23,139
Hua Nan Financial Holdings Company, Ltd.	225,398	160,446
Huaku Development Company, Ltd.	12,353	37,330
Huang Hsiang Construction Corp.	10,000	12,705
Hung Ching Development & Construction Company, Ltd.	14,000	11,649
Hung Sheng Construction, Ltd.	14,000	9,123
Ibase Technology, Inc.	10,000	27,577
IBF Financial Holdings Company, Ltd. (A)	92,070	34,009
Ichia Technologies, Inc.	19,000	21,795
IEI Integration Corp.	9,000	24,971
Infortrend Technology, Inc.	36,000	24,796
Innodisk Corp.	2,729	27,218
Innolux Corp. (A)	196,648	79,456
Inpaq Technology Company, Ltd.	6,983	19,323
Intai Technology Corp.	3,000	11,710
Integrated Service Technology, Inc.	9,000	27,339
International CSRC Investment Holdings Company	35,797	22,567
International Games System Company, Ltd.	2,000	42,668
Inventec Corp.	15,705	21,290
ITE Technology, Inc.	6,000	30,065
ITEQ Corp.	12,626	35,829
J&V Energy Technology Company, Ltd.	7,000	20,468
Jentech Precision Industrial Company, Ltd.	2,199	45,513
Jourdeness Group, Ltd.	3,000	5,973
Kaimei Electronic Corp.	2,292	5,557
Kaori Heat Treatment Company, Ltd.	3,000	23,696
Kedge Construction Company, Ltd.	7,969	19,007
Keding Enterprises Company, Ltd.	5,000	19,187
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
KEE TAI Properties Company, Ltd.	24,973	$13,401
Kenda Rubber Industrial Company, Ltd.	18,844	19,117
Kerry TJ Logistics Company, Ltd.	9,000	10,906
Keystone Microtech Corp.	2,000	15,425
Kindom Development Company, Ltd.	29,000	34,771
King Slide Works Company, Ltd.	1,000	27,943
King Yuan Electronics Company, Ltd.	41,762	110,793
King’s Town Bank Company, Ltd.	37,000	46,672
Kinik Company	6,000	35,269
Kinko Optical Company, Ltd.	24,000	20,712
Kinpo Electronics, Inc.	52,724	26,548
Kinsus Interconnect Technology Corp.	18,000	57,019
KMC Kuei Meng International, Inc.	3,000	12,199
KNH Enterprise Company, Ltd. (A)	22,000	20,163
KS Terminals, Inc.	7,000	16,374
Kung Long Batteries Industrial Company, Ltd.	3,000	12,811
Kung Sing Engineering Corp. (A)	37,000	12,670
Kuo Toong International Company, Ltd.	22,000	32,162
Kwong Lung Enterprise Company, Ltd.	7,000	12,158
L&K Engineering Company, Ltd.	11,000	51,458
LandMark Optoelectronics Corp.	9,000	30,510
Lanner Electronics, Inc.	8,480	31,167
Largan Precision Company, Ltd.	2,000	152,806
Lealea Enterprise Company, Ltd. (A)	30,017	10,236
LEE CHI Enterprises Company, Ltd.	17,000	8,598
Lelon Electronics Corp.	10,000	22,226
Lian HWA Food Corp.	8,547	24,562
Lida Holdings, Ltd.	4,640	4,727
Lien Hwa Industrial Holdings Corp.	15,850	34,730
Lingsen Precision Industries, Ltd.	26,000	19,858
Lite-On Technology Corp.	27,250	95,791
Long Da Construction & Development Corp.	21,000	19,612
Longchen Paper & Packaging Company, Ltd.	47,715	22,911
Longwell Company	10,000	19,773
Lotes Company, Ltd.	2,256	66,933
Lotus Pharmaceutical Company, Ltd. (A)	2,000	16,558
Lumax International Corp., Ltd.	6,169	17,202
Lung Yen Life Service Corp. (A)	14,000	17,222
Macauto Industrial Company, Ltd.	6,000	14,982
Machvision, Inc.	2,079	13,176
Macroblock, Inc.	3,000	9,929
Macronix International Company, Ltd.	55,706	51,334
Makalot Industrial Company, Ltd.	3,247	37,227
Marketech International Corp.	4,000	17,198
Materials Analysis Technology, Inc. (A)	2,259	17,252
MediaTek, Inc.	16,000	483,192
Mega Financial Holding Company, Ltd.	40,541	51,240
Meiloon Industrial Company	21,600	13,876
Mercuries & Associates Holding, Ltd. (A)	15,150	6,644
Mercuries Life Insurance Company, Ltd. (A)	109,935	18,009
Merida Industry Company, Ltd.	7,162	42,944
Merry Electronics Company, Ltd.	13,128	47,894
Micro-Star International Company, Ltd.	16,488	96,797
Mildef Crete, Inc.	4,000	10,379
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Mirle Automation Corp.	15,000	$17,572
Mitac Holdings Corp.	23,448	30,109
momo.com, Inc.	1,716	28,434
MOSA Industrial Corp.	12,984	10,200
MPI Corp.	6,000	42,056
MSScorps Company, Ltd.	4,000	17,943
Namchow Holdings Company, Ltd.	12,000	19,339
Nan Ya Plastics Corp.	44,860	97,689
Nan Ya Printed Circuit Board Corp.	9,000	71,398
Nantex Industry Company, Ltd.	26,039	31,838
Nanya Technology Corp.	20,985	50,291
National Petroleum Company, Ltd.	9,000	20,104
Netronix, Inc.	8,000	23,660
Nexcom International Company, Ltd.	15,000	23,144
Nichidenbo Corp.	6,000	11,482
Nien Made Enterprise Company, Ltd.	4,000	43,508
Nova Technology Corp.	6,000	25,452
Novatek Microelectronics Corp.	8,000	130,676
Nuvoton Technology Corp.	5,000	23,751
O-Bank Company, Ltd.	100,562	31,293
Ocean Plastics Company, Ltd. (A)	10,000	12,611
Oneness Biotech Company, Ltd.	3,413	22,379
Orient Semiconductor Electronics, Ltd.	25,000	47,286
Oriental Union Chemical Corp.	36,300	22,898
O-TA Precision Industry Company, Ltd.	5,000	14,045
Pacific Hospital Supply Company, Ltd.	5,498	15,234
Pan German Universal Motors, Ltd.	2,000	19,776
Pan Jit International, Inc.	10,000	22,668
Pan-International Industrial Corp.	28,443	32,641
PChome Online, Inc. (A)	7,715	10,944
PCL Technologies, Inc.	3,664	9,491
Pegatron Corp.	51,321	133,297
Pegavision Corp.	1,000	12,888
PharmaEssentia Corp. (A)	1,043	12,151
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,240
Phison Electronics Corp.	3,000	46,374
Phoenix Silicon International Corp.	13,257	22,605
Pixart Imaging, Inc.	4,000	20,658
Polytronics Technology Corp.	4,188	7,988
Pou Chen Corp.	60,448	59,684
Power Wind Health Industry, Inc.	3,150	11,600
Powerchip Semiconductor Manufacturing Corp.	124,000	119,389
Powertech Technology, Inc.	26,000	93,173
Poya International Company, Ltd.	1,960	32,036
President Chain Store Corp.	12,000	103,438
President Securities Corp.	29,515	17,970
Primax Electronics, Ltd.	18,000	37,144
Prince Housing & Development Corp.	37,943	13,396
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	7,000	13,152
Prosperity Dielectrics Company, Ltd.	7,000	12,200
Qisda Corp.	29,440	41,217
Quang Viet Enterprise Company, Ltd.	3,000	11,094
Quanta Computer, Inc.	11,000	71,205
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Quanta Storage, Inc.	7,000	$17,666
Quintain Steel Company, Ltd.	36,422	17,034
Radiant Opto-Electronics Corp.	12,343	52,160
Radium Life Tech Company, Ltd. (A)	42,476	13,146
Raydium Semiconductor Corp.	3,000	38,630
Realtek Semiconductor Corp.	6,706	96,425
Rechi Precision Company, Ltd.	22,000	14,222
Rich Development Company, Ltd. (A)	36,000	11,242
Ritek Corp. (A)	29,707	7,731
Ruentex Development Company, Ltd. (A)	27,410	31,409
Ruentex Engineering & Construction Company	3,000	10,552
Ruentex Industries, Ltd. (A)	20,574	41,470
Sakura Development Company, Ltd.	15,661	24,559
Sampo Corp.	16,197	14,877
San Fu Chemical Company, Ltd.	5,000	20,863
San Shing Fastech Corp.	7,000	12,525
Sanyang Motor Company, Ltd.	10,389	24,234
Savior Lifetec Corp.	36,000	23,741
SCI Pharmtech, Inc.	5,000	14,743
ScinoPharm Taiwan, Ltd.	15,000	12,690
SDI Corp.	4,000	15,103
Sercomm Corp.	8,000	31,829
Sesoda Corp.	14,000	14,467
Shan-Loong Transportation Company, Ltd.	8,000	7,844
Sharehope Medicine Company, Ltd.	12,600	13,511
ShenMao Technology, Inc.	11,000	24,751
Shih Wei Navigation Company, Ltd.	39,263	25,159
Shihlin Electric & Engineering Corp.	4,213	13,958
Shin Hai Gas Corp.	2,491	4,297
Shin Kong Financial Holding Company, Ltd. (A)	329,171	94,857
Shin Zu Shing Company, Ltd.	9,301	36,603
Shining Building Business Company, Ltd. (A)	29,397	10,124
Shinkong Insurance Company, Ltd.	9,000	19,640
Shinkong Synthetic Fibers Corp.	52,287	26,349
Shinkong Textile Company, Ltd.	22,000	31,645
Shiny Chemical Industrial Company, Ltd.	4,921	21,952
Shuttle, Inc. (A)	28,000	15,647
Sigurd Microelectronics Corp.	29,842	61,018
Silicon Integrated Systems Corp.	16,500	25,626
Simplo Technology Company, Ltd.	4,520	55,000
Sinbon Electronics Company, Ltd.	5,043	46,192
Sincere Navigation Corp.	13,930	10,120
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	17,000	99,408
Sinon Corp.	15,000	18,188
SinoPac Financial Holdings Company, Ltd.	240,308	145,288
Sinphar Pharmaceutical Company, Ltd.	22,000	23,497
Sinyi Realty, Inc.	20,000	19,087
Sitronix Technology Corp.	3,000	27,763
Siward Crystal Technology Company, Ltd.	10,000	10,990
Soft-World International Corp.	9,000	45,969
Solar Applied Materials Technology Corp.	32,000	41,466
Solteam, Inc.	15,000	22,132
Sonix Technology Company, Ltd.	7,000	12,739
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Speed Tech Corp.	8,000	$14,055
Sporton International, Inc.	3,234	24,669
Sports Gear Company, Ltd.	10,000	20,881
St. Shine Optical Company, Ltd.	2,000	12,188
Standard Foods Corp.	15,221	19,175
Stark Technology, Inc.	7,000	28,227
SunMax Biotechnology Company, Ltd.	3,000	19,258
Sunny Friend Environmental Technology Company, Ltd.	3,373	12,959
Sunonwealth Electric Machine Industry Company, Ltd.	5,000	15,719
Sunplus Technology Company, Ltd.	15,000	17,359
Sunrex Technology Corp.	11,000	19,473
Supreme Electronics Company, Ltd.	15,419	27,583
Swancor Holding Company, Ltd.	7,000	21,663
Symtek Automation Asia Company, Ltd.	9,363	32,605
Syncmold Enterprise Corp.	5,000	14,318
Synmosa Biopharma Corp.	19,000	24,459
Synnex Technology International Corp.	24,188	53,222
Sysgration (A)	14,000	16,081
Systex Corp.	5,000	16,983
T3EX Global Holdings Corp.	5,000	12,321
TA Chen Stainless Pipe	65,104	80,539
Ta Ya Electric Wire & Cable	25,684	28,046
TA-I Technology Company, Ltd.	10,000	16,261
Taichung Commercial Bank Company, Ltd.	92,317	46,696
TaiDoc Technology Corp.	4,000	20,113
Taiflex Scientific Company, Ltd.	10,000	13,619
Taimide Tech, Inc.	11,000	14,416
Tainan Spinning Company, Ltd.	62,397	32,837
Taishin Financial Holding Company, Ltd.	256,735	150,364
TAI-TECH Advanced Electronics Company, Ltd.	8,000	29,496
Taiwan Business Bank	214,018	92,518
Taiwan Cement Corp.	100,419	112,132
Taiwan Cogeneration Corp.	14,609	18,702
Taiwan Cooperative Financial Holding Company, Ltd.	119,024	102,522
Taiwan FamilyMart Company, Ltd.	2,000	12,275
Taiwan Fertilizer Company, Ltd.	13,000	26,501
Taiwan Fire & Marine Insurance Company, Ltd.	19,000	15,192
Taiwan FU Hsing Industrial Company, Ltd.	7,000	10,881
Taiwan Glass Industry Corp. (A)	35,894	21,742
Taiwan High Speed Rail Corp.	48,000	46,220
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	58,881
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	9,000	11,422
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	3,754
Taiwan Mask Corp.	7,000	17,228
Taiwan Mobile Company, Ltd.	25,700	80,841
Taiwan Navigation Company, Ltd.	16,000	16,046
Taiwan Paiho, Ltd.	15,342	30,519
Taiwan PCB Techvest Company, Ltd.	14,000	19,726
Taiwan Sakura Corp.	10,000	21,488
Taiwan Secom Company, Ltd.	8,430	33,278
Taiwan Semiconductor Company, Ltd.	8,000	22,797
Taiwan Semiconductor Manufacturing Company, Ltd.	409,000	7,481,461
Taiwan Shin Kong Security Company, Ltd.	13,724	17,766
72	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Taiwan Styrene Monomer	16,821	$8,945
Taiwan Surface Mounting Technology Corp.	16,636	51,760
Taiwan TEA Corp. (A)	18,723	12,616
Taiwan Union Technology Corp.	10,000	39,226
Taiwan-Asia Semiconductor Corp.	9,033	14,422
Tatung Company, Ltd. (A)	26,526	34,316
TBI Motion Technology Company, Ltd.	8,000	8,412
TCI Company, Ltd.	3,977	21,943
Teco Electric & Machinery Company, Ltd.	29,109	43,520
Test Research, Inc.	9,000	18,010
Test Rite International Company, Ltd.	23,000	15,157
The Ambassador Hotel	17,000	26,583
The Shanghai Commercial & Savings Bank, Ltd.	61,639	88,850
Thinking Electronic Industrial Company, Ltd.	4,000	19,664
Thye Ming Industrial Company, Ltd.	14,000	32,079
Tofu Restaurant Company, Ltd.	2,000	17,801
Ton Yi Industrial Corp.	45,000	23,146
Tong Hsing Electronic Industries, Ltd.	8,287	44,517
Tong Yang Industry Company, Ltd.	17,043	40,552
Tong-Tai Machine & Tool Company, Ltd.	24,000	14,560
Topco Scientific Company, Ltd.	5,193	30,399
Topkey Corp.	2,000	11,455
Topoint Technology Company, Ltd.	16,000	13,995
TPK Holding Company, Ltd.	23,000	26,185
Trade-Van Information Services Company	6,000	12,868
Transcend Information, Inc.	14,000	37,322
Transcom, Inc.	5,000	26,987
Tripod Technology Corp.	11,770	72,615
TSRC Corp.	25,706	19,750
Ttet Union Corp.	4,000	18,376
TTY Biopharm Company, Ltd.	10,094	26,790
Tung Ho Steel Enterprise Corp.	28,502	63,261
Tung Thih Electronic Company, Ltd.	4,000	19,166
TXC Corp.	10,659	35,123
TYC Brother Industrial Company, Ltd.	16,531	20,984
Tycoons Group Enterprise (A)	16,164	6,036
Tyntek Corp. (A)	12,000	7,304
U-Ming Marine Transport Corp.	18,000	27,876
Unimicron Technology Corp.	34,855	197,611
Union Bank of Taiwan	72,609	32,272
Uni-President Enterprises Corp.	122,803	286,665
Unitech Computer Company, Ltd.	9,000	9,652
Unitech Printed Circuit Board Corp.	18,444	12,236
United Integrated Services Company, Ltd.	5,200	40,683
United Microelectronics Corp.	219,468	343,196
United Renewable Energy Company, Ltd.	50,337	23,861
Universal Cement Corp.	21,443	19,555
Universal Vision Biotechnology Company, Ltd.	3,339	30,928
UPC Technology Corp.	31,164	15,879
USI Corp.	44,318	27,868
Vanguard International Semiconductor Corp.	36,000	91,767
Ve Wong Corp.	9,450	15,523
Ventec International Group Company, Ltd.	4,000	11,444
VIA Labs, Inc.	3,000	23,088
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Visco Vision, Inc.	2,000	$12,423
VisEra Technologies Company, Ltd.	3,000	29,421
Visual Photonics Epitaxy Company, Ltd.	4,275	23,501
Voltronic Power Technology Corp.	2,360	121,265
Wafer Works Corp.	23,007	33,150
Wah Lee Industrial Corp.	8,160	26,268
Walsin Lihwa Corp.	54,707	68,206
Walsin Technology Corp.	11,805	51,528
Walton Advanced Engineering, Inc.	37,000	18,049
Wan Hai Lines, Ltd.	28,502	42,632
WAN HWA Enterprise Company	2,975	1,229
Wei Chuan Foods Corp.	24,000	14,883
Weikeng Industrial Company, Ltd.	20,000	18,344
Win Semiconductors Corp.	7,582	41,576
Winbond Electronics Corp.	100,399	91,056
Wintek Corp. (A)(D)	819,661	0
WinWay Technology Company, Ltd.	1,000	24,783
Wisdom Marine Lines Company, Ltd.	27,372	42,606
Wistron Corp.	38,382	111,827
Wistron NeWeb Corp.	8,018	35,045
Wiwynn Corp.	2,000	112,215
Wowprime Corp.	2,199	17,189
WPG Holdings, Ltd.	32,779	81,392
WT Microelectronics Company, Ltd.	10,497	39,863
XinTec, Inc.	7,000	30,846
Xxentria Technology Materials Corp.	6,736	16,255
Yageo Corp.	4,706	90,467
Yang Ming Marine Transport Corp.	74,613	100,392
Yankey Engineering Company, Ltd.	3,000	30,255
YC INOX Company, Ltd.	19,000	16,410
Yem Chio Company, Ltd.	24,000	12,852
YFC-Boneagle Electric Company, Ltd.	17,000	14,180
YFY, Inc.	22,614	23,030
Yieh Phui Enterprise Company, Ltd.	24,040	12,765
Youngtek Electronics Corp.	5,058	9,788
Yuanta Financial Holding Company, Ltd.	174,877	145,502
Yuen Foong Yu Consumer Products Company, Ltd.	6,000	7,952
Yulon Finance Corp.	12,462	75,551
Yulon Motor Company, Ltd.	13,527	33,328
Yungshin Construction & Development Company, Ltd.	9,000	26,672
Zeng Hsing Industrial Company, Ltd.	3,223	10,930
Zenitron Corp.	16,000	17,154
Zero One Technology Company, Ltd.	14,000	29,584
Zhen Ding Technology Holding, Ltd.	22,050	73,111
Zig Sheng Industrial Company, Ltd. (A)	37,000	13,027
Zinwell Corp. (A)	19,000	14,349
Zippy Technology Corp.	11,000	16,889
Zyxel Group Corp.	8,982	16,107
Thailand 2.0%		3,614,447
AAPICO Hitech PCL	12,870	9,981
Absolute Clean Energy PCL (A)	104,700	4,408
Advanced Info Service PCL	16,091	99,810
Advanced Information Technology PCL	78,900	8,707
74	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
AEON Thana Sinsap Thailand PCL, NVDR	2,900	$13,071
Airports of Thailand PCL (A)	39,000	65,962
Allianz Ayudhya Capital PCL	12,100	12,069
Amata Corp. PCL	40,900	29,084
AP Thailand PCL	109,978	33,786
Asia Plus Group Holdings PCL	106,500	8,358
Asset World Corp. PCL	161,000	16,954
B Grimm Power PCL	18,300	13,145
Bangchak Corp. PCL	30,900	38,180
Bangkok Airways PCL	63,400	25,621
Bangkok Bank PCL	16,005	68,746
Bangkok Chain Hospital PCL	43,625	26,560
Bangkok Commercial Asset Management PCL	37,900	8,899
Bangkok Dusit Medical Services PCL	136,700	102,081
Bangkok Expressway & Metro PCL	186,225	41,287
Bangkok Insurance PCL	4,870	42,234
Bangkok Land PCL (A)	480,800	9,569
Bangkok Life Assurance PCL, NVDR	15,160	8,505
Banpu PCL	211,366	44,797
BCPG PCL	40,400	10,230
BEC World PCL	54,300	8,109
Berli Jucker PCL	26,500	19,781
Better World Green PCL (A)	256,000	4,078
BTS Group Holdings PCL	100,400	20,722
Bumrungrad Hospital PCL	7,800	49,441
Business Online PCL	27,600	7,186
Cal-Comp Electronics Thailand PCL	320,014	13,747
Carabao Group PCL	4,100	9,513
Central Pattana PCL	25,000	48,198
Central Plaza Hotel PCL (A)	13,500	16,219
Central Retail Corp. PCL	46,400	49,825
CH Karnchang PCL	59,423	35,341
Charoen Pokphand Foods PCL	92,033	52,014
Chularat Hospital PCL	197,600	15,822
CK Power PCL	144,900	12,949
Com7 PCL	24,800	16,157
CP ALL PCL	32,400	47,905
Delta Electronics Thailand PCL	28,700	63,544
Dhipaya Group Holdings PCL	23,600	19,834
Dynasty Ceramic PCL	351,500	15,687
Eastern Polymer Group PCL	43,500	8,783
Eastern Water Resources Development & Management PCL	35,400	4,185
Electricity Generating PCL	6,200	22,751
Energy Absolute PCL	32,900	41,669
Forth Corp. PCL	16,900	9,719
GFPT PCL	38,500	11,829
Global Power Synergy PCL	17,182	22,248
Green Tech Ventures PCL (A)	14,200	69
Group Lease PCL, NVDR (A)(D)	54,000	998
Gulf Energy Development PCL	30,800	40,292
Gunkul Engineering PCL	209,600	15,508
Hana Microelectronics PCL	19,800	25,218
Home Product Center PCL	87,512	29,361
Ichitan Group PCL	65,300	26,533
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Thailand (continued)
Indorama Ventures PCL	36,400	$25,356
Intouch Holdings PCL	3,700	7,346
IRPC PCL	400,700	22,544
Italian-Thai Development PCL (A)	329,300	10,760
Jasmine International PCL (A)	184,138	12,160
JMT Network Services PCL	12,139	8,980
Kang Yong Electric PCL	130	1,054
KCE Electronics PCL	16,000	23,899
KGI Securities Thailand PCL	132,500	16,737
Khon Kaen Sugar Industry PCL	145,500	11,005
Kiatnakin Phatra Bank PCL	10,300	13,993
Krung Thai Bank PCL	77,050	39,884
Krungthai Card PCL	20,700	27,521
Lalin Property PCL	77,500	17,762
Land & Houses PCL	95,300	20,869
LH Financial Group PCL	157,800	4,486
LPN Development PCL	58,200	6,455
Major Cineplex Group PCL	20,700	8,947
MBK PCL	30,189	13,144
MCS Steel PCL	53,400	9,864
Mega Lifesciences PCL	11,600	13,104
Minor International PCL	86,400	66,998
MK Restaurants Group PCL	12,000	13,561
Muangthai Capital PCL	19,200	23,890
Ngern Tid Lor PCL	65,012	42,325
Northeast Rubber PCL	79,900	10,457
Origin Property PCL	40,350	10,046
Osotspa PCL	35,900	23,336
PCS Machine Group Holding PCL	53,400	7,594
Plan B Media PCL	125,064	29,715
Polyplex Thailand PCL	14,100	4,373
Precious Shipping PCL	24,200	5,806
Prima Marine PCL	49,900	7,243
Pruksa Holding PCL	26,800	9,301
PSG Corp. PCL (A)	649,400	12,201
PTG Energy PCL	31,400	7,499
PTT Exploration & Production PCL	37,628	161,526
PTT Global Chemical PCL	28,392	31,139
PTT Oil & Retail Business PCL	33,200	18,790
PTT PCL	223,900	221,179
Quality Houses PCL	489,271	30,045
Rabbit Holdings PCL (A)	949,200	14,056
Rajthanee Hospital PCL	9,500	7,366
Ratch Group PCL	21,600	19,964
Ratchthani Leasing PCL	163,218	12,631
Regional Container Lines PCL	18,700	10,313
Rojana Industrial Park PCL	52,700	8,697
RS PCL	18,260	7,011
S Hotels & Resorts PCL (A)	151,000	10,985
Sabina PCL	12,700	9,656
Saha-Union PCL	40,600	35,527
Samart Corp. PCL (A)	27,900	3,524
Sansiri PCL	773,509	36,769
Sappe PCL	9,400	19,719
76	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
SC Asset Corp. PCL	95,600	$8,380
SCB X PCL	11,231	31,698
SCG Packaging PCL	27,600	30,292
Sermsang Power Corp. Company, Ltd.	27,951	5,761
Siam City Cement PCL	2,541	9,499
Siam Global House PCL	37,766	18,023
Siamgas & Petrochemicals PCL	54,100	13,223
Sikarin PCL	25,200	7,380
Sino-Thai Engineering & Construction PCL	50,900	12,961
SISB PCL	18,700	16,734
Somboon Advance Technology PCL	19,007	9,406
SPCG PCL	38,800	13,463
Sri Trang Agro-Industry PCL	44,300	19,277
Sri Trang Gloves Thailand PCL	39,100	6,787
Srinanaporn Marketing PCL	30,700	14,327
Srisawad Corp. PCL	22,700	28,565
Srivichai Vejvivat PCL	60,400	12,707
Star Petroleum Refining PCL	71,900	16,726
Supalai PCL	57,450	28,768
Super Energy Corp. PCL (A)	697,500	8,721
Tata Steel Thailand PCL	488,800	11,391
Thai Oil PCL	29,014	42,405
Thai Stanley Electric PCL	4,000	19,909
Thai Union Group PCL	80,500	33,623
Thai Vegetable Oil PCL	25,850	15,500
Thaicom PCL	84,500	29,611
Thaifoods Group PCL	112,700	9,997
Thanachart Capital PCL	18,400	25,105
The Erawan Group PCL (A)	136,000	20,309
The Lanna Resources PCL	39,100	16,675
The Siam Cement PCL	3,750	30,606
Thonburi Healthcare Group PCL	9,200	16,090
Thoresen Thai Agencies PCL	116,000	17,308
Tipco Asphalt PCL, NVDR	31,100	14,583
Tisco Financial Group PCL	8,100	22,395
TMBThanachart Bank PCL	368,010	16,112
TOA Paint Thailand PCL	10,900	6,578
TPI Polene PCL	404,300	15,851
TPI Polene Power PCL	106,000	10,002
TQM Alpha PCL	14,600	11,539
Triple I Logistics PCL	35,200	10,410
True Corp. PCL	182,687	29,146
True Corp. PCL, NVDR	136,185	21,727
TTW PCL	49,900	12,556
Univanich Palm Oil PCL	42,900	10,132
Vanachai Group PCL	92,900	9,774
VGI PCL	90,200	5,108
WHA Corp. PCL	174,900	24,900
Workpoint Entertainment PCL	11,640	3,641
Xspring Capital PCL (A)	431,000	12,375
Turkey 0.9%		1,683,062
Akbank TAS	98,026	114,346
Aksa Akrilik Kimya Sanayii AS	9,180	27,437
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Turkey (continued)
Aksa Enerji Uretim AS	13,694	$16,318
Alarko Holding AS	1	2
Alkim Alkali Kimya AS	11,426	14,843
Anadolu Anonim Turk Sigorta Sirketi (A)	15,271	34,831
Anadolu Hayat Emeklilik AS	1	1
Arcelik AS	4,380	20,679
Aselsan Elektronik Sanayi Ve Ticaret AS	18,428	31,212
Bera Holding AS	13,912	6,725
BIM Birlesik Magazalar AS	8,299	88,598
Borusan Yatirim ve Pazarlama AS	11	876
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	4,669
Coca-Cola Icecek AS	2,666	37,357
Dogan Sirketler Grubu Holding AS	80,206	36,682
Eczacibasi Yatirim Holding Ortakligi AS	1	6
EGE Endustri VE Ticaret AS	48	19,068
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1	1
Enka Insaat ve Sanayi AS	28,514	34,796
Eregli Demir ve Celik Fabrikalari TAS (A)	17,613	25,003
Ford Otomotiv Sanayi AS	1,299	37,864
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (A)	1	0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	180
Hektas Ticaret TAS (A)	31,796	24,593
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	11,878
Is Yatirim Menkul Degerler AS	39,425	42,252
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,562	32,165
KOC Holding AS	12,619	61,755
Koza Altin Isletmeleri AS	20,937	16,864
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	16,817
Logo Yazilim Sanayi Ve Ticaret AS	8,054	22,048
Mavi Giyim Sanayi Ve Ticaret AS, Class B (B)	10,890	38,234
Migros Ticaret AS	5,109	63,680
Nuh Cimento Sanayi AS	3,603	40,561
Otokar Otomotiv Ve Savunma Sanayi A.S. (A)	1,315	20,118
Oyak Cimento Fabrikalari AS (A)	6,634	14,995
Pegasus Hava Tasimaciligi AS (A)	1,333	32,586
Petkim Petrokimya Holding AS (A)	35,494	26,587
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	14,902	15,491
Sasa Polyester Sanayi AS (A)	3,092	5,351
TAV Havalimanlari Holding AS (A)	6,086	24,440
Tofas Turk Otomobil Fabrikasi AS	4,325	35,710
Turk Hava Yollari AO (A)	12,832	111,639
Turk Telekomunikasyon AS (A)	16,647	13,783
Turk Traktor ve Ziraat Makineleri AS	838	20,044
Turkcell Iletisim Hizmetleri AS	33,861	67,843
Turkiye Is Bankasi AS, Class C	61,570	45,803
Turkiye Petrol Rafinerileri AS	21,126	111,739
Turkiye Sinai Kalkinma Bankasi AS (A)	100,006	24,689
Turkiye Sise ve Cam Fabrikalari AS	15,535	26,508
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	16,554
Ulker Biskuvi Sanayi AS (A)	4,197	12,428
Vestel Beyaz Esya Sanayi ve Ticaret AS	41,551	23,823
Vestel Elektronik Sanayi ve Ticaret AS (A)	3,881	8,032
Yapi ve Kredi Bankasi AS	103,943	69,237
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	10,975
78	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Turkey (continued)
Zorlu Enerji Elektrik Uretim AS (A)	126,857	$22,346
United Arab Emirates 1.5%		2,712,130
Abu Dhabi Commercial Bank PJSC	66,268	151,535
Abu Dhabi Islamic Bank PJSC	37,293	103,523
Abu Dhabi National Hotels	135,220	31,644
Abu Dhabi National Insurance Company PSC	12,053	19,801
Abu Dhabi National Oil Company for Distribution PJSC	72,924	75,467
Abu Dhabi Ports Company PJSC (A)	35,568	60,126
ADNOC Drilling Company PJSC	23,261	24,329
Agthia Group PJSC	30,833	43,610
Air Arabia PJSC	105,388	77,236
Ajman Bank PJSC (A)	67,007	37,213
Al Seer Marine Supplies & Equipment Company LLC (A)	5,642	11,863
Al Yah Satellite Communications Company PJSC	34,489	24,976
Aldar Properties PJSC	33,864	52,748
Alpha Dhabi Holding PJSC (A)	2,530	13,503
Amanat Holdings PJSC	67,383	21,833
Amlak Finance PJSC (A)	197,645	41,855
Apex Investment Company PSC (A)	37,681	20,752
Aramex PJSC	37,355	20,078
Burjeel Holdings PLC	33,035	30,109
Dana Gas PJSC	288,511	62,213
Deyaar Development PJSC (A)	206,049	37,617
Dubai Electricity & Water Authority PJSC	123,765	85,232
Dubai Financial Market PJSC	68,901	27,375
Dubai Investments PJSC	116,289	69,843
Dubai Islamic Bank PJSC	101,787	152,961
Emaar Development PJSC	43,957	81,633
Emaar Properties PJSC	130,155	268,854
Emirates Driving Company	2,368	21,407
Emirates Integrated Telecommunications Company PJSC	37,210	52,656
Emirates NBD Bank PJSC	54,677	262,072
Emirates Telecommunications Group Company PJSC	54,697	287,666
EMSTEEL Building Materials PJSC (A)	86,112	33,969
Eshraq Investments PJSC (A)	147,158	17,644
Fertiglobe PLC	38,756	33,461
First Abu Dhabi Bank PJSC	48,098	179,651
Ghitha Holding PJSC (A)	887	10,127
Gulf Navigation Holding PJSC (A)	18,827	35,813
Gulf Pharmaceutical Industries PSC (A)	43,334	8,831
Multiply Group PJSC (A)	39,798	38,049
RAK Properties PJSC (A)	63,646	17,343
Ras Al Khaimah Ceramics	48,895	32,749
SHUAA Capital PSC (A)(D)	124,409	8,638
Union Properties PJSC (A)	283,533	24,125
United Kingdom 0.1%		101,332
AngloGold Ashanti PLC	1,646	31,686
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	2,569	49,740
Pepco Group NV (A)	3,509	19,906
United States 0.1%		146,671
BeiGene, Ltd. (A)	5,400	77,492
Nexteer Automotive Group, Ltd.	54,000	34,814

Parade Technologies, Ltd.	1,000	34,365
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value

Preferred securities 1.3%		$2,289,244
(Cost $1,426,774)
Brazil 1.2%		2,142,315
Alpargatas SA (A)	6,600	12,832
Banco ABC Brasil SA	5,383	24,049
Banco Bradesco SA	41,533	137,289
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	16,838
Banco Pan SA	5,944	9,601
Centrais Eletricas Brasileiras SA, B Shares	3,254	29,664
Centrais Eletricas Santa Catarina SA	900	11,156
Cia De Sanena Do Parana	25,343	27,186
Cia de Transmissao de Energia Eletrica Paulista	8,072	39,589
Cia Energetica de Minas Gerais	26,477	59,548
Cia Ferro Ligas da Bahia	1,876	17,628
Cia Paranaense de Energia, B Shares	23,700	45,551
Gerdau SA	23,900	106,097
Itau Unibanco Holding SA	55,080	353,507
Marcopolo SA	16,845	20,397
Petroleo Brasileiro SA	150,238	1,096,097
Raizen SA	35,000	25,955
Randon SA Implementos e Participacoes	12,025	27,363
Taurus Armas SA	3,300	9,601
Unipar Carbocloro SA, B Shares	2,421	36,502
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	35,865
Chile 0.1%		122,918
Coca-Cola Embonor SA, B Shares	11,321	15,589
Embotelladora Andina SA, B Shares	17,785	42,852
Sociedad Quimica y Minera de Chile SA, B Shares	1,274	64,477
Colombia 0.0%		12,863
Grupo Aval Acciones y Valores SA	66,084	7,372
Grupo de Inversiones Suramericana SA	1,784	5,491
India 0.0%		4,799
TVS Holdings Pvt, Ltd. (A)(D)	38	9
TVS Holdings, Ltd. (A)	38,628	4,790
Philippines 0.0%		6,349

Cebu Air, Inc., 6.000%	11,227	6,349
Rights 0.0%		$3,113
(Cost $0)
Cia Brasileira de Aluminio (Expiration Date: 12-15-23; Strike Price: BRL 3.73) (A)	463	42
Eternal Materials Company, Ltd. (Expiration Date: 12-19-23; Strike Price: TWD 60.00) (A)(D)	209	0
Grand Pacific Petrochemical (Expiration Date: 12-15-23; Strike Price: TWD 14.20) (A)	8,288	491
The Siam Cement PCL (Expiration Date: 12-7-23; Strike Price: THB 11.50) (A)(D)	480	0
Wistron Corp. (Expiration Date: 12-18-23; Strike Price: TWD 150.00) (A)(D)	30	0
WT Microelectronics Company, Ltd. (Expiration Date: 1-3-24; Strike Price: TWD 95.00) (A)	1,039	782
Zhejiang Expressway Company, Ltd. (Expiration Date: 12-6-23; Strike Price: HKD 4.06) (A)	15,960	1,798
Warrants 0.0%		$0
(Cost $0)
Better World Green PCL (Expiration Date: 1-1-24; Strike Price: THB 1.00) (A)	42,666	0

80	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.1%			$164,413
(Cost $164,371)
Short-term funds 0.1%			164,413
John Hancock Collateral Trust (E)	5.4088(F)	16,441	164,413

Total investments (Cost $162,770,745) 99.8%	$178,734,030
Other assets and liabilities, net 0.2%	389,646
Total net assets 100.0%	$179,123,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
HKD	Hong Kong Dollar
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $158,205.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following sector composition as a percentage of net assets on 11-30-23:
Information technology	19.6%
Financials	17.3%
Consumer discretionary	11.5%
Materials	11.2%
Industrials	10.3%
Communication services	7.6%
Consumer staples	6.7%
Health care	5.0%
Energy	4.9%
Utilities	2.9%
Real estate	2.7%
Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Dec 2023	$1,299,360	$1,373,025	$73,665
						$73,665
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
82	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$50,517	—	$50,517	—
Belgium	50,834	—	50,834	—
Brazil	7,142,388	$7,142,388	—	—
Canada	42,916	—	42,916	—
Chile	1,129,232	57,873	1,071,359	—
China	38,835,074	1,003,032	37,753,343	$78,699
Colombia	238,247	238,247	—	—
Cyprus	15,760	—	15,760	—
Czech Republic	185,287	—	185,287	—
Egypt	35,493	—	35,493	—
Greece	898,427	19,005	868,553	10,869
Hong Kong	4,681,939	—	4,535,163	146,776
Hungary	339,369	—	339,369	—
India	32,031,721	29,570	31,984,932	17,219
Indonesia	3,595,064	6,580	3,487,162	101,322
Ireland	744,719	744,719	—	—
Kuwait	1,027,885	—	1,027,885	—
|	83

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Malaysia	$3,057,396	—	$3,057,396	—
Mexico	5,313,476	$5,313,476	—	—
Netherlands	62,121	—	62,121	—
Panama	1,142	1,142	—	—
Peru	97,017	97,017	—	—
Philippines	1,534,005	—	1,532,990	$1,015
Poland	1,878,149	—	1,878,149	—
Qatar	1,531,102	—	1,531,102	—
Russia	32,146	—	—	32,146
Saudi Arabia	6,168,583	11,187	6,157,396	—
Singapore	72,669	—	72,669	—
South Africa	4,656,552	488,050	4,168,502	—
South Korea	22,687,222	39,663	22,638,379	9,180
Spain	15,048	—	15,048	—
Taiwan	29,868,118	251,447	29,610,677	5,994
Thailand	3,614,447	—	3,613,449	998
Turkey	1,683,062	—	1,682,882	180
United Arab Emirates	2,712,130	—	2,703,492	8,638
United Kingdom	101,332	31,686	69,646	—
United States	146,671	—	146,671	—
Preferred securities
Brazil	2,142,315	2,142,315	—	—
Chile	122,918	—	122,918	—
Colombia	12,863	12,863	—	—
India	4,799	—	4,790	9
Philippines	6,349	—	6,349	—
Rights	3,113	1,840	1,273	—
Warrants	—	—	—	—
Short-term investments	164,413	164,413	—	—
Total investments in securities	$178,734,030	$17,796,513	$160,524,472	$413,045
Derivatives:
Assets
Futures	$73,665	$73,665	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	16,441	$165,600	$852,394	$(853,617)	—	$36	$1,516	—	$164,413
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
84	|